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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08405

     Evergreen Select Money Market Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for six of its series, Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen Prime Cash Management Money Market Fund, for the year ended February 28, 2007. These six series have a February 28 fiscal year end.

Date of reporting period: February 28, 2007

Item 1 - Reports to Stockholders.

Evergreen Institutional 100% Treasury Money Market Fund

Evergreen

INSTITUTIONAL 100% TREASURY MONEY MARKET FUND

Annual Report
as of February 28, 2007

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
10	STATEMENT OF ASSETS AND LIABILITIES
11	STATEMENT OF OPERATIONS
12	STATEMENTS OF CHANGES IN NET ASSETS
13	NOTES TO FINANCIAL STATEMENTS
18	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
19	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Institutional 100% Treasury Money Market Fund covering the twelve-month period ended February 28, 2007.

A growing sense of confidence led to positive returns in both the domestic fixed-income and equity markets for the fiscal year. As the period progressed, investor sentiment was sustained by the combination of receding prices of world commodities and the Federal Reserve Board’s policy to leave short-term interest rates unchanged starting in August 2006. In the fixed-income market, corporate securities performed particularly well, supported by a growing economy and improving business profitability. The steady rise in corporate earnings helped generate solid returns in the equity market, despite some short-term volatility.

While Gross Domestic Product grew by a rate of 3.3% for 2006, the expansion moderated in the second half of the year as economic activity increased at a 2.0% pace in the third quarter and at a 2.5% pace in the final quarter of the calendar year. The deceleration in the economy during the second half of 2006 was most evident in the housing and automotive industries. While overall personal consumption and manufacturing activity increased, growth in business investment fell short of early

1

LETTER TO SHAREHOLDERS continued

optimistic forecasts. However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion. We held to that opinion despite the major sell-off that hit the equity market in the closing days of February, viewing this market pullback as a temporary episode.

Over the twelve-month period, shorter-term fixed income strategies, including money market funds, tended to fare well. In this environment, the management teams of Evergreen’s money market funds continued to focus on capital preservation and competitive income. After short-term rates increased early in 2006, money market fund managers were able to take advantage of new opportunities to increase yields and returns.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of February 28, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen

• Bryan K. White, CFA

• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 12/8/1997

			Lipper	Merrill
			Institutional	Lynch
			U.S.	3-Month
		Institutional	Treasury	U.S.
	Institutional	Service	Money	Treasury
	Shares	Shares	Markets	Bill
	(Class I)	(Class IS)	Median	Index†

Class inception date	12/8/1997	12/22/1997

Nasdaq symbol	EUIXX	ESIXX

Average annual return

1-year	4.57%	4.32%	4.74%	5.01%

5-year	2.15%	1.90%	2.18%	2.53%

Since portfolio inception	3.35%	3.08%	3.31%	3.67%

7-day annualized yield	4.67%	4.42%	N/A	N/A

30-day annualized yield	4.64%	4.40%	N/A	N/A

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 28, 2007, there were 166 funds in the Lipper Institutional U.S. Treasury Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.25% for Class IS. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect without which, returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

†Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 28, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 to February 28, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2006	2/28/2007	Period*

Actual
Class I	$ 1,000.00	$ 1,023.21	$ 1.81
Class IS	$ 1,000.00	$ 1,021.97	$ 3.11
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,023.01	$ 1.81
Class IS	$ 1,000.00	$ 1,021.72	$ 3.11

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.36% for Class I and 0.62% for Class IS), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS I	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.04	0.03	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.04)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.57%	2.96%	1.11%	0.70%	1.48%

Ratios and supplemental data
Net assets, end of period (thousands)	$98,946	$493,913	$369,460	$449,943	$487,684
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.33%	0.32%	0.33%	0.31%	0.18%
Expenses excluding waivers/reimbursements
and expense reductions	0.33%	0.32%	0.33%	0.31%	0.30%
Net investment income (loss)	4.32%	2.94%	1.09%	0.70%	1.44%

1 Year ended February 29.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IS	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.04	0.03	0.01	0	0.01

Distributions to shareholders from
Net investment income	(0.04)	(0.03)	(0.01)	0[2]	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.32%	2.70%	0.86%	0.45%	1.23%

Ratios and supplemental data
Net assets, end of period (thousands)	$110,143	$162,313	$218,046	$256,132	$364,153
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.59%	0.57%	0.58%	0.56%	0.43%
Expenses excluding waivers/reimbursements
and expense reductions	0.59%	0.57%	0.58%	0.56%	0.55%
Net investment income (loss)	4.16%	2.64%	0.88%	0.45%	1.19%

1 Year ended February 29.

2 Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

February 28, 2007

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 100.1%
U.S. Treasury Bills:
4.85%, 03/08/2007 *	$30,000	$29,972
4.86%, 03/22/2007 *	20,209,000	20,151,766
4.89%, 03/01/2007 – 03/15/2007 *	2,806,000	2,801,644
4.90%, 03/01/2007 – 03/08/2007 *	3,230,000	3,228,885
4.91%, 03/08/2007 – 05/03/2007 *	53,875,000	53,674,624
4.96%, 03/08/2007 – 04/12/2007 *	59,652,000	59,549,043
4.98%, 04/12/2007 *	3,653,000	3,631,773
5.00%, 03/29/2007 – 04/19/2007 *	4,125,000	4,100,355
5.01%, 03/15/2007 – 03/29/2007 *	4,897,000	4,886,579
5.02%, 03/29/2007 *	25,684,000	25,583,718
5.04%, 03/08/2007 *	1,014,000	1,013,006
5.06%, 04/19/2007 *	3,769,000	3,743,042
5.08%, 03/22/2007 *	12,772,000	12,734,152
5.10%, 03/15/2007 *	6,017,000	6,005,077
5.14%, 03/22/2007 *	1,524,000	1,519,429
5.16%, 03/15/2007 – 03/22/2007 *	6,009,000	5,995,539
5.17%, 03/15/2007 *	690,000	688,614

Total Investments (cost $209,337,218) 100.1%		209,337,218
Other Assets and Liabilities (0.1%)		(248,057)

Net Assets 100.0%		$209,089,161

* Rate shown represents the yield to maturity at date of purchase.

The following table shows the percent of total investments by credit quality as of February 28, 2007 (unaudited):

Tier 1	100%

The following table shows the percent of total investments by maturity as of February 28, 2007 (unaudited):

1 day	1.2%
8-60 days	97.0%
61-120 days	1.8%

100.0%

See Notes to Financial Statements

9

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007

Assets
Investments at amortized cost	$209,337,218
Cash	34,560
Interest receivable	910
Prepaid expenses and other assets	13,173

Total assets	209,385,861

Liabilities
Dividends payable	180,606
Payable for Fund shares redeemed	78,170
Advisory fee payable	1,201
Distribution Plan expenses payable	752
Due to other related parties	877
Trustees’ fees and expenses payable	17,716
Accrued expenses and other liabilities	17,378

Total liabilities	296,700

Net assets	$209,089,161

Net assets represented by
Paid-in capital	$209,440,923
Undistributed net investment income	1,631
Accumulated net realized losses on investments	(353,393)

Total net assets	$209,089,161

Net assets consists of
Class I	$98,946,311
Class IS	110,142,850

Total net assets	$209,089,161

Shares outstanding (unlimited number of shares authorized)
Class I	99,026,299
Class IS	110,114,433

Net asset value per share
Class I	$1.00
Class IS	$1.00

See Notes to Financial Statements

10

STATEMENT OF OPERATIONS

Year Ended February 28, 2007

Investment income
Interest	$12,923,055

Expenses
Advisory fee	579,678
Distribution Plan expenses	224,029
Administrative services fee	165,622
Transfer agent fees	5,391
Trustees’ fees and expenses	4,491
Printing and postage expenses	18,400
Custodian and accounting fees	78,000
Registration and filing fees	35,731
Professional fees	25,700
Other	12,579

Total expenses	1,149,621
Less: Expense reductions	(7,146)

Net expenses	1,142,475

Net investment income	11,780,580

Net realized gains on investments	3,253

Net increase in net assets resulting from operations	$11,783,833

See Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2007		2006

Operations
Net investment income		$11,780,580		$18,279,167
Net realized gains or losses on
investments		3,253		(260,481)

Net increase in net assets resulting
from operations		11,783,833		18,018,686

Distributions to shareholders from
Net investment income
Class I		(8,055,142)		(13,413,729)
Class IS		(3,725,551)		(4,873,280)

Total distributions to shareholders		(11,780,693)		(18,287,009)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	669,935,026	669,935,026	2,411,605,121	2,411,605,121
Class IS	232,295,930	232,295,930	688,020,373	688,020,373

		902,230,956		3,099,625,494

Net asset value of shares issued in
reinvestment of distributions
Class I	1,685,101	1,685,101	1,664,870	1,664,870
Class IS	2,340,578	2,340,578	1,570,004	1,570,004

		4,025,679		3,234,874

Payment for shares redeemed
Class I	(1,066,590,432)	(1,066,590,432)	(2,288,616,033)	(2,288,616,033)
Class IS	(286,805,906)	(286,805,906)	(745,256,510)	(745,256,510)

		(1,353,396,338)		(3,033,872,543)

Net increase (decrease) in net assets
resulting from capital share
transactions		(447,139,703)		68,987,825

Total increase (decrease) in net assets		(447,136,563)		68,719,502
Net assets
Beginning of period		656,225,724		587,506,222

End of period		$209,089,161		$656,225,724

Undistributed net investment income		$1,631		$1,744

See Notes to Financial Statements

12

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional 100% Treasury Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) and Institutional Service (“Class IS”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing distribution fee. Class I shares are not subject to a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

13

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.21% and declining to 0.17% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class IS shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares.

5. SECURITIES TRANSACTIONS

On February 28, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2007, the Fund had $345,419 in capital loss carryovers for federal income tax purposes with $203,093 expiring in 2014 and $142,326 expiring in 2015.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 28, 2007, the Fund incurred and will elect to defer post-October losses of $7,974.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2007, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $1,631 and capital loss carryover and post-October loss in the amount of $353,393.

14

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid were $11,780,693 and $18,287,009 of ordinary income for the years ended February 28, 2007 and February 28, 2006, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended February 28, 2007, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with

15

NOTES TO FINANCIAL STATEMENTS continued

EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

16

NOTES TO FINANCIAL STATEMENTS continued

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

17

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional 100% Treasury Money Market Fund, a series of the Evergreen Select Money Market Trust, as of February 28, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional 100% Treasury Money Market Fund as of February 28, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
April 27, 2007

18

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Institutional 100% Treasury Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of

19

ADDITIONAL INFORMATION (unaudited) continued

the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and

20

ADDITIONAL INFORMATION (unaudited) continued

its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency

21

ADDITIONAL INFORMATION (unaudited) continued

with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

EIMC reported that the Fund had experienced a decline in relative investment performance over the one-year period ended May 31, 2006, due to one-time large redemptions from the Fund. EIMC reported that it did not believe the level of redemptions would persist into the future. The Trustees also noted that the Fund had issued shares in different classes and that each class bears different fees and expenses related to distribution and shareholder services. The Trustees noted that the share class with the lower expense ratio had performed near the average of its Lipper peer group over the one-year period ended May 31, 2006. EIMC reported to the Trustees its view that the relative underperformance of the other share classes was principally due to differences in expense ratios from share class to share class.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other

22

ADDITIONAL INFORMATION (unaudited) continued

things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

565575 rv4 4/2007

Evergreen Institutional Money Market Fund

Evergreen

INSTITUTIONAL MONEY MARKET FUND

Annual Report
as of February 28, 2007

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
29	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Institutional Money Market Fund covering the twelve-month period ended February 28, 2007.

A growing sense of confidence led to positive returns in both the domestic fixed-income and equity markets for the fiscal year. As the period progressed, investor sentiment was sustained by the combination of receding prices of world commodities and the Federal Reserve Board’s policy to leave short-term interest rates unchanged starting in August 2006. In the fixed-income market, corporate securities performed particularly well, supported by a growing economy and improving business profitability. The steady rise in corporate earnings helped generate solid returns in the equity market, despite some short-term volatility.

While Gross Domestic Product grew by a rate of 3.3% for 2006, the expansion moderated in the second half of the year as economic activity increased at a 2.0% pace in the third quarter and at a 2.5% pace in the final quarter of the calendar year. The deceleration in the economy during the second half of 2006 was most evident in the housing and automotive industries. While overall personal consumption and manufacturing activity increased, growth in business investment fell short of early

1

LETTER TO SHAREHOLDERS continued

optimistic forecasts. However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion. We held to that opinion despite the major sell-off that hit the equity market in the closing days of February, viewing this market pullback as a temporary episode.

Over the twelve-month period, shorter-term fixed income strategies, including money market funds, tended to fare well. In this environment, the management teams of Evergreen’s money market funds continued to focus on capital preservation and competitive income. After short-term rates increased early in 2006, money market fund managers were able to take advantage of new opportunities to increase yields and returns.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of February 28, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen
• Bryan K. White, CFA
• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/19/1996

	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)

Class inception date	11/19/1996	5/1/2001

Nasdaq symbol	EMIXX	EMDXX

Average annual return

1-year	5.15%	5.10%

5-year	2.57%	2.52%

10-year	3.94%	3.91%

7-day annualized yield	5.21%	5.16%

30-day annualized yield	5.21%	5.16%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation. As of February 28, 2007, there were 378 funds in the Lipper Institutional Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN and P prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

				Merrill
			Lipper	Lynch
	Institutional		Institutional	3-Month
Investor	Service	Participant	Money	U.S.
Shares	Shares	Shares	Markets	Treasury
(Class IN)	(Class IS)	(Class P)	Median	Bill Index†

5/1/2001	11/26/1996	5/1/2001

EMNXX	EMSXX	EMPXX

5.05%	4.89%	4.63%	4.94%	5.01%

2.47%	2.32%	2.06%	2.34%	2.53%

3.88%	3.68%	3.64%	3.70%	3.80%

5.11%	4.96%	4.71%	N/A	N/A

5.11%	4.95%	4.71%	N/A	N/A

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

† Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 28, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 to February 28, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2006	2/28/2007	Period*

Actual
Class I	$ 1,000.00	$ 1,026.10	$ 0.90
Class AD	$ 1,000.00	$ 1,025.85	$ 1.21
Class IN	$ 1,000.00	$ 1,025.60	$ 1.41
Class IS	$ 1,000.00	$ 1,024.82	$ 2.16
Class P	$ 1,000.00	$ 1,023.57	$ 3.46
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,023.90	$ 0.90
Class AD	$ 1,000.00	$ 1,023.60	$ 1.20
Class IN	$ 1,000.00	$ 1,023.41	$ 1.40
Class IS	$ 1,000.00	$ 1,022.66	$ 2.16
Class P	$ 1,000.00	$ 1,021.37	$ 3.46

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.18% for Class I, 0.24% for Class AD, 0.28% for Class IN, 0.43% for Class IS and 0.69% for
Class P), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS I	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.05	0.03	0.02	0.01	0.02

Distributions to shareholders from
Net investment income	(0.05)	(0.03)	(0.02)	(0.01)	(0.02)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	5.15%	3.47%	1.51%	1.05%	1.75%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,239,628	$12,037,126	$10,534,653	$13,392,535	$19,297,892
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.18%	0.13%	0.21%	0.21%	0.21%
Expenses excluding waivers/reimbursements
and expense reductions	0.20%	0.22%	0.21%	0.21%	0.21%
Net investment income (loss)	5.03%	3.46%	1.46%	1.06%	1.70%

1 Year ended February 29.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS AD	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	(0.05)	(0.03)	(0.01)	(0.01)	(0.02)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	5.10%	3.41%	1.46%	1.00%	1.70%

Ratios and supplemental data
Net assets, end of period (thousands)	$154,493	$18,476	$4,665	$10,951	$13,017
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.24%	0.20%	0.25%	0.26%	0.26%
Expenses excluding waivers/reimbursements
and expense reductions	0.26%	0.29%	0.25%	0.26%	0.26%
Net investment income (loss)	5.10%	3.66%	1.27%	1.02%	1.58%

1 Year ended February 29.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IN	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	(0.05)	(0.03)	(0.01)	(0.01)	(0.02)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	5.05%	3.36%	1.41%	0.95%	1.65%

Ratios and supplemental data
Net assets, end of period (thousands)	$123,480	$128,213	$197,022	$190,016	$252,560
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.28%	0.23%	0.31%	0.31%	0.31%
Expenses excluding waivers/reimbursements
andexpense reductions	0.30%	0.32%	0.31%	0.31%	0.31%
Net investment income (loss)	4.93%	3.22%	1.44%	0.94%	1.59%

1 Year ended February 29.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IS	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.05)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.89%	3.21%	1.25%	0.80%	1.49%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,868,537	$2,196,902	$2,368,390	$2,474,978	$3,082,949
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.43%	0.38%	0.46%	0.46%	0.46%
Expenses excluding waivers/reimbursements
and expense reductions	0.45%	0.47%	0.46%	0.46%	0.46%
Net investment income (loss)	4.80%	3.13%	1.24%	0.80%	1.50%

1 Year ended February 29.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28

CLASS P	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.05)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.63%	2.95%	1.00%	0.55%	1.24%

Ratios and supplemental data
Net assets, end of period (thousands)	$72,771	$37,038	$208,689	$144,513	$145,570
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.68%	0.61%	0.71%	0.71%	0.71%
Expenses excluding waivers/reimbursements
and expense reductions	0.70%	0.70%	0.71%	0.71%	0.71%
Net investment income (loss)	4.56%	2.55%	1.04%	0.55%	1.20%

1 Year ended February 29.

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

February 28, 2007

	Principal
	Amount	Value

ASSET-BACKED SECURITIES 1.2%
Carlyle Loan Investment, Ltd.:
Ser. 2006-2A, Class 1, FRN, 5.37%, 03/15/2007 144A +	$50,000,000	$50,000,000
Ser. 2006-6A, Class 1, FRN, 5.40%, 03/15/2007 144A +	35,000,000	35,000,000
Pinnacle Capital Asset Trust, Ser. 2006-A, Class A1, FRN, 5.41%, 03/25/2007
144A	53,828,094	53,828,094
Zais Levered Loan Fund, Ltd., Ser. 2006-1A, Class 1, FRN, 5.43%, 03/01/2007
144A +	65,000,000	65,000,000

Total Asset-Backed Securities (cost $203,828,094)		203,828,094

CERTIFICATES OF DEPOSIT 6.1%
Barclays Bank plc:
5.37%, 06/04/2007	100,000,000	100,000,000
5.40%, 06/04/2007	50,000,000	50,000,000
Credit Suisse First Boston Corp.:
5.01%, 03/07/2007	55,000,000	55,000,000
5.36%, 03/07/2007	90,000,000	90,000,000
5.41%, 03/07/2007	125,000,000	125,000,000
Deutsche Bank AG:
5.37%, 05/25/2007	125,000,000	125,000,000
5.40%, 08/31/2007	125,000,000	125,000,000
Landesbank Baden-Wurttemberg, 5.33%, 09/25/2007	81,000,000	80,984,924
Royal Bank of Canada:
5.40%, 10/02/2007	50,000,000	50,000,000
5.42%, 02/07/2008	100,000,000	100,000,000
5.52%, 03/02/2007	80,000,000	80,000,000
Societe Generale, 5.45%, 01/29/2008	90,000,000	90,000,000

Total Certificates of Deposit (cost $1,070,984,924)		1,070,984,924

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.4%
Floating-rate 0.4%
Paragon Mtge. plc, Ser. 13A, Class A1, 5.31%, 03/15/2007 144A
(cost $73,855,612)	73,855,612	73,855,612

COMMERCIAL PAPER 55.4%
Asset-Backed 54.2%
Aegis Finance, LLC, 5.28%, 03/07/2007	50,000,000	49,956,000
Anglesea Funding, LLC:
5.17%, 10/16/2007	100,000,000	96,711,306
5.21%, 04/05/2007	43,000,000	42,782,193
5.22%, 07/19/2007	66,336,000	64,989,379
5.28%, 03/23/2007	271,500,000	271,218,180
Aquifer Funding, LLC, 5.28%, 03/06/2007	40,000,000	39,970,667
Bavaria Trust Corp.:
5.28%, 03/15/2007	34,500,000	34,429,160
5.28%, 03/21/2007	118,625,000	118,290,692
5.29%, 03/21/2007	210,766,000	210,163,234

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Berkeley Square Finance, LLC:
5.28%, 03/08/2007	$ 200,000,000	$199,794,667
5.29%, 03/12/2007	200,000,000	199,823,680
5.29%, 04/02/2007	100,000,000	99,529,777
Brahms Funding Corp.:
5.28%, 03/23/2007	97,417,000	97,102,668
5.28%, 04/13/2007	169,137,000	168,642,107
Broadhollow Funding, LLC:
5.28%, 03/02/2007	61,000,000	60,991,053
5.29%, 03/14/2007	390,000,000	389,701,703
Catapult-PMX Funding, LLC:
5.29%, 04/05/2007	75,000,000	74,614,271
5.30%, 03/19/2007	138,010,000	137,681,379
5.32%, 03/20/2007	160,000,000	160,000,000
Check Point Charlie, Inc.:
5.25%, 06/05/2007	60,000,000	59,160,000
5.26%, 03/06/2007	80,000,000	79,941,556
5.26%, 05/25/2007	23,750,000	23,455,038
5.27%, 05/08/2007	75,000,000	74,458,361
5.28%, 04/25/2007	116,500,000	116,003,167
5.29%, 03/22/2007	46,100,000	45,962,636
Chesham Finance, LLC:
5.22%, 07/23/2007	75,000,000	73,434,000
5.26%, 03/07/2007	25,000,000	24,978,083
Citius I Funding, LLC, 5.28%, 04/03/2007	112,549,000	112,165,673
Concord Minutemen Capital Co., LLC:
5.28%, 03/05/2007	68,000,000	67,960,107
5.29%, 03/08/2007	100,000,000	99,897,139
5.30%, 03/14/2007	73,300,000	73,300,000
Crown Point Capital Co., 5.27%, 03/14/2007	79,051,000	78,964,063
Deer Valley Funding, Ltd., 5.28%, 03/12/2007	45,655,000	45,581,343
East Fleet Finance, LLC:
5.28%, 03/26/2007	247,017,000	246,579,821
5.30%, 03/14/2007	100,000,000	99,808,611
Ebury Finance, LLC:
5.17%, 10/18/2007	250,000,000	244,549,958
5.23%, 08/01/2007	125,000,000	123,376,521
5.26%, 04/27/2007	75,000,000	74,375,375
5.28%, 03/14/2007	35,000,000	34,933,267
Elysian Funding, LLC:
5.29%, 07/16/2007	40,000,000	39,194,744
5.30%, 07/23/2007	50,000,000	48,941,000
5.35%, 04/04/2007	73,671,000	73,302,425
Fairway Finance Corp., 5.27%, 03/14/2007	18,664,000	18,628,481

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Fenway Funding, LLC:
5.22%, 06/27/2007	$ 75,000,000	$73,717,979
5.23%, 06/25/2007	51,308,000	50,443,346
5.27%, 05/16/2007	50,000,000	49,443,722
5.28%, 05/16/2007	192,048,000	191,109,478
5.29%, 04/03/2007	261,238,000	260,089,679
Giro Balanced Funding Corp., 5.28%, 03/12/2007	200,000,000	199,750,667
KKR Pacific Funding Trust:
5.28%, 03/07/2007	75,000,000	74,934,000
5.29%, 03/12/2007	100,000,000	99,838,361
Legacy Capital Corp., 5.27%, 03/14/2007	22,935,000	22,891,353
Mainsail II, LLC:
5.22%, 07/23/2007	45,000,000	44,060,400
5.26%, 04/17/2007	50,000,000	49,656,639
5.28%, 04/19/2007	53,175,000	52,973,249
Morrigan Trust Funding, LLC:
5.18%, 11/05/2007	225,000,000	219,636,542
5.29%, 03/15/2007	25,000,000	24,948,569
5.30%, 03/12/2007	125,000,000	124,874,861
5.31%, 03/28/2007	150,000,000	149,417,375
5.35%, 03/01/2007	200,000,000	200,000,000
Neptune Funding Corp.:
5.26%, 04/23/2007	46,530,000	46,169,677
5.27%, 05/02/2007	121,884,000	120,941,150
5.28%, 03/16/2007	30,000,000	29,934,063
5.28%, 05/11/2007	230,000,000	228,482,986
Paradigm Funding, LLC:
5.21%, 07/19/2007	75,000,000	73,480,416
5.25%, 04/26/2007	100,000,000	99,183,333
Park Granada, LLC:
5.28%, 03/13/2007	100,000,000	99,824,000
5.28%, 03/19/2007	70,000,000	69,815,200
Rams Funding, LLC:
5.29%, 03/27/2007	100,000,000	99,617,945
5.30%, 03/08/2007	322,376,000	322,081,867
5.31%, 03/06/2007	55,263,000	55,222,244
Rhineland Funding Capital Corp.:
5.26%, 05/23/2007	32,750,000	32,352,834
5.27%, 05/03/2007	66,000,000	65,391,315
5.28%, 05/16/2007	206,556,000	204,513,971
5.29%, 03/29/2007	30,196,000	30,071,760
5.30%, 04/16/2007	223,646,000	222,953,656
5.32%, 03/13/2007	66,993,000	66,874,199

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Stratford Receivables Co., LLC:
5.28%, 03/23/2007	$ 165,251,000	$164,929,827
5.28%, 03/28/2007	65,000,000	64,742,600
5.29%, 03/07/2007	69,292,000	69,230,908
Thames Asset Global Securitization, Inc.:
5.28%, 03/02/2007	121,090,000	121,072,240
5.28%, 03/15/2007	34,866,000	34,794,476
Thornburg Mortgage Capital Resouces, LLC, 5.29%, 04/04/2007	572,553,000	571,189,482
Tulip Funding Corp.:
5.28%, 03/01/2007	110,500,000	110,500,000
5.29%, 03/28/2007	50,000,000	49,801,625
Versailles CDS, LLC, 5.27%, 03/23/2007	35,000,000	34,887,281

		9,471,188,760

Consumer Finance 0.8%
Ford Motor Credit Co.:
5.28%, 04/16/2007	45,000,000	44,696,400
5.30%, 05/14/2007	100,000,000	98,910,556

		143,606,956

Diversified Financial Services 0.4%
Liquid Funding, Ltd., 5.28%, 03/16/2007	67,666,000	67,565,034

Total Commercial Paper (cost $9,682,360,750)		9,682,360,750

CORPORATE BONDS 19.7%
Capital Markets 5.6%
Bear Stearns Cos., FRN:
5.31%, 03/14/2007	125,000,000	125,000,000
5.33%, 03/01/2007	100,000,000	100,000,000
5.40%, 03/05/2007	125,000,000	125,000,000
Credit Suisse First Boston Corp., 5.36%, 01/16/2008	100,000,000	100,000,000
Goldman Sachs Group, Inc., 7.20%, 03/01/2007 144A	28,000,000	28,000,000
Merrill Lynch & Co., Inc., FRN:
5.30%, 03/26/2007	125,000,000	125,000,000
5.33%, 03/15/2007	75,000,000	75,000,000
Morgan Stanley, FRN:
5.36%, 03/05/2007	100,000,000	100,000,000
5.38%, 03/15/2007	200,000,000	200,000,000

		978,000,000

Commercial Banks 3.3%
First Tennessee Bank, FRN, 5.33%, 03/19/2007 144A	150,000,000	150,000,000
Marshall & Ilsley Co., 5.16%, 12/17/2007	280,000,000	279,702,163
Royal Bank of Canada, 5.40%, 10/16/2007	50,000,000	50,000,000
WestLB AG, FRN, 5.38%, 03/12/2007 144A	100,000,000	100,000,000

		579,702,163

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

CORPORATE BONDS continued
Consumer Finance 3.8%
American Express Co., FRN:
5.29%, 03/06/2007	$ 90,000,000	$90,000,000
5.29%, 03/20/2007	120,000,000	120,000,000
BMW U.S. Capital Corp., LLC, FRN, 5.31%, 03/05/2007	135,000,000	135,000,000
General Electric Capital Corp., FRN:
5.28%, 03/26/2007	80,000,000	80,000,000
5.45%, 03/19/2007	230,000,000	230,000,000

		655,000,000

Diversified Financial Services 3.4%
CC USA, Inc., FRN, 5.55%, 03/06/2007 144A	75,000,000	75,000,000
Liberty Lighthouse U.S. Capital Corp.:
5.39%, 07/02/2007 144A	50,000,000	49,996,812
FRN, 5.32%, 03/01/2007 144A	115,000,000	115,000,000
Links Finance, LLC, FRN, 5.36%, 03/16/2007 144A	50,000,000	50,000,000
Sigma Finance, Inc.:
5.40%, 05/14/2007 144A	110,000,000	110,000,000
5.40%, 10/16/2007 144A	100,000,000	100,000,000
FRN, 5.56%, 03/06/2007 144A	90,000,000	90,000,000

		589,996,812

Insurance 2.5%
Allstate Corp., FRN:
5.31%, 03/27/2007	65,000,000	65,000,000
5.40%, 03/15/2007 144A	80,000,000	80,000,000
Genworth Financial, Inc., FRN, 5.31%, 03/11/2007 144A	100,000,000	100,000,000
ING Security Life Funding Corp., FRN, 5.43%, 03/09/2007 144A	200,000,000	200,000,000

		445,000,000

Thrifts & Mortgage Finance 1.1%
Countrywide Financial Corp., FRN:
5.44%, 03/28/2007	25,000,000	25,000,000
5.44%, 05/08/2007	125,000,000	125,000,000
Countrywide Home Loans, Inc., 5.625%, 05/15/2007	47,502,000	47,512,995

		197,512,996

Total Corporate Bonds (cost $3,445,211,971)		3,445,211,971

FUNDING AGREEMENTS 6.2%
General Electric Capital Assurance Funding Agreement, 5.39%, 03/01/2007 +	100,000,000	100,000,000
Jackson National Life Funding Agreement:
5.39%, 03/22/2007 +	100,000,000	100,000,000
5.41%, 04/01/2007 +	125,000,000	125,000,000
New York Life Funding Agreement, 5.38%, 03/01/2007 +	150,000,000	150,000,000

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

FUNDING AGREEMENTS continued
Transamerica Occidental Funding Agreement:
5.51%, 04/02/2007 +	$ 65,000,000	$65,000,000
5.52%, 03/01/2007 +	100,000,000	100,000,000
5.53%, 03/01/2007 +	235,000,000	235,000,000
Travelers Funding Agreement, 5.42%, 04/11/2007 +	200,000,000	200,000,000

Total Funding Agreements (cost $1,075,000,000)		1,075,000,000

MUNICIPAL OBLIGATIONS 0.3%
Housing 0.3%
New York, NY Hsg. Dev. Corp. MHRB, 5.33%, VRDN, (LOC: Landesbank Hessen)
(cost $50,000,000)	50,000,000	50,000,000

YANKEE OBLIGATIONS - CORPORATE 6.4%
Commercial Banks 4.0%
Anglo Irish Bank Corp. plc, FRN, 5.35%, 03/05/2007 144A	150,000,000	150,000,000
Bank of Ireland, FRN, 5.30%, 03/19/2007 144A	175,000,000	175,000,000
Glitnir banki HF, FRN:
5.37%, 03/07/2007 144A	25,000,000	25,000,000
5.39%, 03/22/2007 144A	75,000,000	75,000,000
HBOS plc, FRN, 5.43%, 05/21/2007 144A	150,000,000	150,000,000
HSH Nordbank AG, FRN, 5.33%, 03/21/2007 144A	125,000,000	125,000,000

		700,000,000

Diversified Financial Services 1.8%
Abbey National Treasury Service, FRN, 5.35%, 04/24/2007	75,000,000	74,997,627
Calyon, 5.40%, 11/13/2007 144A	81,815,000	81,815,000
Liquid Funding, Ltd., FRN:
5.32%, 03/01/2007 144A	60,000,000	60,000,000
5.33%, 03/01/2007 144A	100,000,000	100,000,000

		316,812,627

Insurance 0.6%
Irish Life & Permanent plc, FRN, 5.34%, 03/22/2007 144A	100,000,000	100,000,000

Total Yankee Obligations - Corporate (cost $1,116,812,627)		1,116,812,627

TIME DEPOSITS 4.0%
Deutsche Bank AG, 5.40%, 03/01/2007	500,000,000	500,000,000
Societe Generale, 5.38%, 03/01/2007	75,000,000	75,000,000
State Street Corp., 5.19%, 03/01/2007	15,667,938	15,667,938
SunTrust Banks, Inc., 5.32%, 01/31/2008	100,000,000	100,000,000

Total Time Deposits (cost $690,667,938)		690,667,938

	Shares	Value

MUTUAL FUND SHARES 0.0%
Citi Institutional Liquid Reserves Fund, Class A, 5.26% q	4,010,829	4,010,829
Federated Prime Value Obligation Fund, Class IS, 5.23% q	114,558	114,558
Federated U.S. Treasury Cash Reserves Fund, Class IS, 4.90% q	1,375,981	1,375,981

Total Mutual Fund Shares (cost $5,501,368)		5,501,368

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

February 28, 2007

Value

Total Investments (cost $17,414,223,284) 99.7%	$17,414,223,284
Other Assets and Liabilities 0.3%	44,685,589

Net Assets 100.0%	$17,458,908,873

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
+	Security is deemed illiquid.
VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 2007.
q	Rate shown is the 7-day annualized yield at period end.

Summary of Abbreviations
FRN	Floating Rate Note
LOC	Letter of Credit
MHRB	Multifamily Housing Revenue Bond

The following table shows the percent of total investments by credit quality as of February 28, 2007:

Tier 1	100%

The following table shows the percent of total investments by maturity as of February 28, 2007:

1 day	11.2%
2-7 days	10.5%
8-60 days	54.0%
61-120 days	11.4%
121-240 days	7.3%
241+ days	5.6%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007

Assets
Investments at amortized cost	$17,414,223,284
Cash	27,576,287
Receivable for Fund shares sold	13,089,978
Interest receivable	59,105,602
Prepaid expenses and other assets	228,303

Total assets	17,514,223,454

Liabilities
Dividends payable	46,155,118
Payable for Fund shares redeemed	8,045,194
Advisory fee payable	47,898
Distribution Plan expenses payable	21,148
Due to other related parties	121,171
Accrued expenses and other liabilities	924,052

Total liabilities	55,314,581

Net assets	$17,458,908,873

Net assets represented by
Paid-in capital	$17,472,506,067
Undistributed net investment income	145,251
Accumulated net realized losses on investments	(13,742,445)

Total net assets	$17,458,908,873

Net assets consists of
Class I	$14,239,628,430
Class AD	154,493,337
Class IN	123,479,615
Class IS	2,868,536,811
Class P	72,770,680

Total net assets	$17,458,908,873

Shares outstanding (unlimited number of shares authorized)
Class I	14,249,718,547
Class AD	154,502,771
Class IN	123,542,684
Class IS	2,872,215,805
Class P	72,795,012

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Year Ended February 28, 2007

Investment income
Interest	$786,070,232

Expenses
Advisory fee	16,521,957
Distribution Plan expenses
Class AD	31,606
Class IN	130,439
Class IS	6,526,045
Class P	211,776
Class RV (a)	8,231
Class RC (a)	167,763
Administrative services fee	9,037,267
Transfer agent fees	644,733
Trustees’ fees and expenses	198,648
Printing and postage expenses	107,198
Custodian and accounting fees	3,616,681
Registration and filing fees	225,206
Professional fees	220,001
Other	241,681

Total expenses	37,889,232
Less: Expense reductions	(361,393)
Fee waivers	(3,137,087)

Net expenses	34,390,752

Net investment income	751,679,480

Net realized losses on investments	(785,146)

Net increase in net assets resulting from operations	$750,894,334

(a) Effective at the close of business on December 15, 2006, Class RV and Class RC shares of the Fund were liquidated.

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2007 (a)		2006

Operations
Net investment income		$751,679,480		$462,681,313
Net realized losses on investments		(785,146)		(1,407,067)

Net increase in net assets resulting
from operations		750,894,334		461,274,246

Distributions to shareholders from
Net investment income
Class I		(613,888,411)		(379,724,904)
Class AD		(3,219,082)		(319,718)
Class IN		(6,422,176)		(4,198,085)
Class IS		(125,283,696)		(74,472,405)
Class P		(1,927,868)		(3,469,341)
Class RV		(54,373)		(29,082)
Class RC		(884,463)		(390,234)

Total distributions to shareholders		(751,680,069)		(462,603,769)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	71,003,984,256	71,003,984,256	71,508,086,576	71,508,086,576
Class AD	440,028,129	440,028,129	28,332,141	28,332,141
Class IN	439,147,007	439,147,007	1,114,801,518	1,114,801,518
Class IS	8,371,234,364	8,371,234,364	8,080,426,591	8,080,426,591
Class P	263,381,380	263,381,380	228,114,593	228,114,593
Class RV	13,275,983	13,275,983	14,019,259	14,019,259
Class RC	48,900,579	48,900,579	15,742,762	15,742,762

		80,579,951,698		80,989,523,440

Net asset value of shares issued in
reinvestment of distributions
Class I	124,057,147	124,057,147	66,211,936	66,211,936
Class AD	2,799,146	2,799,146	205,150	205,150
Class IN	4,588,831	4,588,831	2,188,168	2,188,168
Class IS	55,401,261	55,401,261	30,893,437	30,893,437
Class P	1,574,541	1,574,541	2,615,625	2,615,625
Class RV	12,878	12,878	10,805	10,805
Class RC	431,986	431,986	167	167

		188,865,790		102,125,288

Payment for shares redeemed
Class I	(68,924,896,836)	(68,924,896,836)	(70,070,740,184)	(70,070,740,184)
Class AD	(306,809,761)	(306,809,761)	(14,725,025)	(14,725,025)
Class IN	(448,464,480)	(448,464,480)	(1,185,785,496)	(1,185,785,496)
Class IS	(7,754,859,111)	(7,754,859,111)	(8,282,566,547)	(8,282,566,547)
Class P	(229,222,918)	(229,222,918)	(402,392,806)	(402,392,806)
Class RV	(15,158,894)	(15,158,894)	(12,596,260)	(12,596,260)
Class RC	(63,493,483)	(63,493,483)	(20,567,167)	(20,567,167)

		(77,742,905,483)		(79,989,373,485)

Net increase in net assets resulting
from capital share transactions		3,025,912,005		1,102,275,243

Total increase in net assets		3,025,126,270		1,100,945,720
Net assets
Beginning of period		14,433,782,603		13,332,836,883

End of period		$17,458,908,873		$14,433,782,603

Undistributed net investment income		$145,251		$145,840

(a) Effective at the close of business on December 15, 2006, Class RV and Class RC shares of the Fund were liquidated.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund currently offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

The Fund no longer offers Reserve (“Class RV”) and Resource (“Class RC”) classes of shares. Effective at the close of business on December 15, 2006, Class RV and Class RC shares of the Fund were liquidated and any remaining shareholder balances were redeemed.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income

22

NOTES TO FINANCIAL STATEMENTS continued

tax regulations. The primary permanent differences causing such reclassifications are due to expiration of capital loss carryovers. During the year ended February 28, 2007, the following amounts were reclassified:

Paid-in capital	$(238,898)

Accumulated net realized losses on investments	238,898

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.11% and declining to 0.09% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended February 28, 2007, EIMC voluntarily waived its advisory fee in the amount of $3,137,087.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

23

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

On February 28, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2007, the Fund had $13,735,935 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2011	2012	2013	2014	2015

$231,626	$3,787,001	$6,953,685	$34,753	$235,044	$1,361,298	$1,132,528

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 28, 2007, the Fund incurred and will elect to defer post-October losses of $6,510.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2007, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $145,251 and capital loss carryovers and post-October losses in the amount of $13,742,445.

The tax character of distributions paid were $751,680,069 and $462,603,769 of ordinary income for the years ended February 28, 2007 and February 28, 2006, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

24

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended February 28, 2007, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

25

NOTES TO FINANCIAL STATEMENTS continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the

26

NOTES TO FINANCIAL STATEMENTS continued

application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional Money Market Fund, a series of the Evergreen Select Money Market Trust, as of February 28, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional Money Market Fund as of February 28, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
April 27, 2007

28

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Institutional Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

29

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and

30

ADDITIONAL INFORMATION (unaudited) continued

other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were

31

ADDITIONAL INFORMATION (unaudited) continued

appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

The Trustees noted that the Fund had issued shares in several different classes and that each class bears different fees and expenses related to distribution and shareholder services. The Trustees noted that the share class with the lowest expense ratio had performed favorably compared to its Lipper peer group over the one-year period ended May 31, 2006. EIMC reported to the Trustees its view that the relative underperformance of the other share classes was principally due to differences in expense ratios from share class to share class.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the prof-

32

ADDITIONAL INFORMATION (unaudited) continued

itability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

33

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34

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35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

36

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

[1] Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.
Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
[2] Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $312 billion in assets as of March 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships..

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

565576 rv4 4/2007

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565576  rv4   4/2007

Evergreen Institutional Municipal Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
39	STATEMENT OF ASSETS AND LIABILITIES
40	STATEMENT OF OPERATIONS
41	STATEMENTS OF CHANGES IN NET ASSETS
42	NOTES TO FINANCIAL STATEMENTS
48	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
49	ADDITIONAL INFORMATION
56	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Institutional Municipal Money Market Fund covering the twelve-month period ended February 28, 2007.

A growing sense of confidence led to positive returns in both the domestic fixed-income and equity markets for the fiscal year. As the period progressed, investor sentiment was sustained by the combination of receding prices of world commodities and the Federal Reserve Board’s policy to leave short-term interest rates unchanged starting in August 2006. In the fixed-income market, corporate securities performed particularly well, supported by a growing economy and improving business profitability. The steady rise in corporate earnings helped generate solid returns in the equity market, despite some short-term volatility.

While Gross Domestic Product grew by a rate of 3.3% for 2006, the expansion moderated in the second half of the year as economic activity increased at a 2.0% pace in the third quarter and at a 2.5% pace in the final quarter of the calendar year. The deceleration in the economy during the second half of 2006 was most evident in the housing and automotive industries. While overall personal consumption and manufacturing activity increased, growth in business investment fell short of early

LETTER TO SHAREHOLDERS continued

optimistic forecasts. However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion. We held to that opinion despite the major sell-off that hit the equity market in the closing days of February, viewing this market pullback as a temporary episode.

Over the twelve-month period, shorter-term fixed income strategies, including money market funds, tended to fare well. In this environment, the management teams of Evergreen’s money market funds continued to focus on capital preservation and competitive income. After short-term rates increased early in 2006, money market fund managers were able to take advantage of new opportunities to increase yields and returns.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long term investment goals.

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of February 28, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Mathew M. Kiselak

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/20/1996

	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)

Class inception date	11/20/1996	5/1/2001

Nasdaq symbol	EMMXX	EIDXX

Average annual return

1-year	3.47%	3.41%

5-year	1.97%	1.91%

10-year	2.73%	2.70%

7-day annualized yield	3.55%	3.49%

30-day annualized yield	3.50%	3.45%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation. As of February 28, 2007, there were 136 funds in the Lipper Institutional Tax-Exempt Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN and P prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect without which, returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

			Lipper	Merrill
			Institutional	Lynch
	Institutional		Tax-Exempt	3-Month
Investor	Service	Participant	Money	U.S.
Shares	Shares	Shares	Markets	Treasury
(Class IN)	(Class IS)	(Class P)	Median	Bill Index†

5/1/2001	11/25/1996	5/1/2001

EINXX	EISXX	EIPXX

3.36%	3.21%	2.95%	3.24%	5.01%

1.86%	1.71%	1.46%	1.69%	2.53%

2.67%	2.48%	2.43%	2.43%	3.80%

3.45%	3.30%	3.04%	N/A	N/A

3.40%	3.25%	3.00%	N/A	N/A

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as state and local income taxes.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

†Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 28, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 to February 28, 2007.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2006	2/28/2007	Period*

Actual
Class I	$ 1,000.00	$ 1,017.39	$1.10
Class AD	$ 1,000.00	$ 1,017.13	$1.30
Class IN	$ 1,000.00	$ 1,016.89	$1.60
Class IS	$ 1,000.00	$ 1,016.14	$2.35
Class P	$ 1,000.00	$ 1,014.87	$3.60
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,023.70	$1.10
Class AD	$ 1,000.00	$ 1,023.51	$1.30
Class IN	$ 1,000.00	$ 1,023.21	$1.61
Class IS	$ 1,000.00	$ 1,022.46	$2.36
Class P	$ 1,000.00	$ 1,021.22	$3.61

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.22% for Class I, 0.26% for Class AD, 0.32% for Class IN, 0.47% for Class IS and 0.72% for Class P), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS I	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.03	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	(0.03)	(0.03)	(0.01)	(0.01)	(0.02)

Net asset value, end of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Total return	3.47%	2.56%	1.29%	1.01%	1.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,122,239	$6,721,625	$4,878,429	$5,035,745	$2,975,741
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.22%	0.22%	0.21%	0.22%	0.22%
Expenses excluding waivers/reimbursements
and expense reductions	0.22%	0.22%	0.21%	0.22%	0.22%
Net investment income (loss)	3.40%	2.54%	1.26%	0.98%	1.44%

1 Year ended February 29.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS AD	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.03	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	(0.03)	(0.03)	(0.01)	(0.01)	(0.02)

Net asset value, end of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Total return	3.41%	2.51%	1.24%	0.96%	1.46%

Ratios and supplemental data
Net assets, end of period (thousands)	$60,149	$63,500	$94,903	$18,337	$40,613
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.26%	0.27%	0.26%	0.27%	0.27%
Expenses excluding waivers/reimbursements
and expense reductions	0.26%	0.27%	0.26%	0.27%	0.27%
Net investment income (loss)	3.36%	2.41%	1.41%	0.97%	1.38%

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IN	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.02	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Total return	3.36%	2.46%	1.19%	0.91%	1.41%

Ratios and supplemental data
Net assets, end of period (thousands)	$248,249	$189,929	$202,738	$142,411	$170,377
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	0.32%	0.32%	0.31%	0.32%	0.32%
Expenses excluding waivers/reimbursements
and expense reductions	0.32%	0.32%	0.31%	0.32%	0.32%
Net investment income (loss)	3.31%	2.44%	1.25%	0.90%	1.28%

1 Year ended February 29.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IS	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.02	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Total return	3.21%	2.31%	1.04%	0.76%	1.26%

Ratios and supplemental data
Net assets, end of period (thousands)	$676,614	$688,734	$856,461	$881,212	$640,823
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.47%	0.47%	0.46%	0.47%	0.47%
Expenses excluding waivers/reimbursements
and expense reductions	0.47%	0.47%	0.46%	0.47%	0.47%
Net investment income (loss)	3.15%	2.24%	1.01%	0.75%	1.20%

1 Year ended February 29.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS P	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.02	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Total return	2.95%	2.05%	0.79%	0.51%	1.01%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,159	$10,988	$92,940	$57,298	$30,334
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.72%	0.72%	0.71%	0.72%	0.72%
Expenses excluding waivers/reimbursements
and expense reductions	0.72%	0.72%	0.71%	0.72%	0.72%
Net investment income (loss)	2.85%	1.85%	0.81%	0.49%	0.92%

1 Year ended February 29.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

February 28, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 102.7%
AIRPORT 2.2%
ABN AMRO Munitops Cert. Trust RB, Ser. 2006-34, 3.74%, VRDN, (LOC: ABN
AMRO Holding NV)	$ 10,000,000	$10,000,000
Atlanta, GA Arpt. RB, Ser. 1331, 3.69%, VRDN, (Liq.: Morgan Stanley & Insd. by
FSA)	5,027,500	5,027,500
Bank of New York Co. MTC, 3.77%, VRDN, (LOC: Bank of New York Co.)	19,275,000	19,275,000
Chicago, IL O’Hare Intl. Arpt. RB, PFOTER:
3.73%, VRDN, (Insd. by AMBAC & Liq.: Merrill Lynch & Co., Inc.)	3,975,000	3,975,000
3.75%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,995,000	1,995,000
Chicago, IL O’Hare Intl. Arpt. ROC:
3.70%, VRDN, (SPA: Deutsche Bank AG)	5,110,000	5,110,000
3.72%, VRDN, (Insd. by FSA & LOC: Citigroup, Inc.)	7,810,000	7,810,000
Columbus, OH Regl. Arpt. Auth. RB, 3.76%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	11,615,000	11,615,000
Dallas-Fort Worth, TX Intl. Arpt. Auth. ROC:
3.72%, VRDN, (LOC: CitiBank, NA)	3,000,000	3,000,000
3.75%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,185,000	2,185,000
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. 1704-Z, 3.75%, VRDN, (Insd. by MBIA &
Liq.: JPMorgan Chase & Co.)	3,000,000	3,000,000
Denver, CO City & Cnty. Arpt. RB:
Arpt. & Marina Proj., Ser. C, 3.55%, VRDN, (Insd. by MBIA & LOC: Bank One)	5,000,000	5,000,000
PFOTER, 3.73%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,500,000	1,500,000
Houston, TX Arpt. Sys. RB:
Ser. 404, 3.69%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	2,745,000	2,745,000
Ser. 2000-441, 3.72%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	2,495,000	2,495,000
Ser. 2003-845, 3.69%, VRDN, (Insd. by FSA & Liq.: Morgan Stanley)	2,995,000	2,995,000
Kenton Cnty., KY Arpt. RB, Mesaba Aviation, Inc. Proj., Ser. A, 3.67%, VRDN, (Liq.:
GE Capital Corp.)	28,315,000	28,315,000
Metropolitan Washington Arpt. Auth. RB, Ser. A, 3.60%, 05/04/2007, (LOC: Bank
of America Corp.)	3,000,000	3,000,000
Miami-Dade Cnty., FL Aviation RB ROC RR II R 525, 3.72%, VRDN, (LOC:
CitiBank, NA)	8,700,000	8,700,000
Salt Lake City Utah Special Facilities, 3.67%, VRDN, (Liq.: GE Capital Corp.)	23,510,000	23,510,000
Sevier Cnty., TN Pub. Bldg. Auth. RB, 3.69%, VRDN, (LOC: AMBAC & Dexia Credit
Local)	25,000,000	25,000,000

		176,252,500

CONTINUING CARE RETIREMENT COMMUNITY 0.1%
Franklin Cnty., OH Hlth. Care Facs. RB, Wexner Heritage House Proj., 3.85%, VRDN,
(LOC: Huntington Natl. Bank)	2,850,000	2,850,000
New Jersey Hlth. Care Facs. RB, Holland Christian Proj., Ser. A-2, 3.65%, VRDN,
(LOC: Valley Natl. Bancorp)	2,700,000	2,700,000

		5,550,000

EDUCATION 10.2%
ABN AMRO Munitops Cert. Trust RB:
Ser. 2002-29, 3.67%, VRDN, (LOC: ABN AMRO Holding NV)	21,995,000	21,995,000
Ser. 2003-14, 3.69%, VRDN, (Insd. by FGIC & SPA: ABN AMRO Bank)	2,180,000	2,180,000
Ser. 2004-3, 3.69%, VRDN, (LOC: ABN AMRO Holding NV)	11,825,000	11,825,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
ABN AMRO Munitops Cert. Trust RB:
Ser. 2004-7, 3.70%, VRDN, (LOC: ABN AMRO Holding NV)	$ 19,995,000	$19,995,000
Ser. 2004-10, 3.60%, VRDN, (Insd. by FSA)	15,995,000	15,995,000
Ser. 2004-32, 3.70%, VRDN, (LOC: ABN AMRO Holding NV)	9,980,000	9,980,000
Adams & Arapahoe Cnty., CO Sch. Dist. No. 28 ROC RR II 2015, 3.70%, VRDN,
(LOC: CitiBank, NA)	5,275,000	5,275,000
Adrian, MI Sch. Dist. ROC RR II 2124, 3.70%, VRDN, (Liq.: Citigroup, Inc.)	3,465,000	3,465,000
Alabama Board of Ed. RB, Ser. 709, 3.72%, VRDN, (Liq.: JPMorgan Chase & Co. &
Insd. by AMBAC)	5,410,000	5,410,000
Birmingham, AL Edl. Bldg. Auth. RB, Miles College Proj., Ser. A, 3.68%, VRDN,
(LOC: AmSouth Bancorp)	5,265,000	5,265,000
Boerne, TX Independent Sch. Dist., Ser. 626, 3.72%, VRDN, (Liq.: JPMorgan
Chase & Co.)	6,510,000	6,510,000
Brevard Cnty., FL Sch. Board COP, Ser. 638, 3.72%, VRDN, (LOC: JPMorgan
Chase & Co.)	1,300,000	1,300,000
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Univ. Proj., 3.52%,
VRDN, (LOC: SunTrust Banks, Inc.)	2,510,000	2,510,000
Broward Cnty., FL Sch. Board, Ser. 829, 3.72%, VRDN, (Insd. by FSA & Liq.:
JPMorgan Chase & Co.)	3,290,000	3,290,000
California CDA RB, Biola Univ., Ser. B, 5.35%, VRDN, (SPA: BNP Paribas SA)	2,470,000	2,470,000
Chicago, IL Board of Ed. GO:
3.67%, VRDN, (Insd. by FSA & SPA: Depfa Bank plc)	18,000,000	18,000,000
Class A, 3.71%, VRDN, (Insd. by AMBAC & LOC: CitiBank, NA)	8,000,000	8,000,000
Chicago, IL Board of Ed. RB, 3.66%, VRDN, (Liq.: Dexia Credit Local)	46,500,000	46,500,000
Chicago, IL Board of Ed. TOC, Ser. Z8, 3.71%, VRDN, (Insd. by FGIC & Liq.:
Goldman Sachs Group, Inc.)	8,238,000	8,238,000
Cobb Cnty., GA Dev. Auth. Univ. Facs. RB, Ser. 580, 3.72%, VRDN, (Liq.: JPMorgan
Chase & Co.)	4,935,000	4,935,000
Colorado Edl. & Cultural Facs. Auth. RB, California Baptist Univ. Proj., 3.76%,
VRDN, (LOC: Western Corporate Federal Credit Union)	8,000,000	8,000,000
Dallas, TX Independent Sch. Dist. ROC RR II 6038, 3.70%, VRDN, (LOC:
CitiBank, NA)	6,110,000	6,110,000
Darlington Cnty., SC Sch. Dist. RB, Ser. 696, 3.72%, VRDN, (Insd. by FSA & Liq.:
JPMorgan Chase & Co.)	5,375,000	5,375,000
Decatur Township Marion Cnty., Eclipse Funding Trust, 3.69%, VRDN, (Insd. by
FSA & LOC: U.S. Bank)	26,065,000	26,065,000
El Paso Cnty., CO Sch. Dist. No. 020 ROC:
RR II R 2196, 3.70%, VRDN, (LOC: Citigroup, Inc. & Insd. by FGIC)	5,155,000	5,155,000
RR II R 3030, 3.70%, VRDN, (LOC: Citigroup, Inc. & Insd. by FGIC)	5,155,000	5,155,000
El Paso, TX Independent Sch. Dist. GO:
ROC RR II R 2221, 3.70%, VRDN, (Gtd. by PSF & Liq.: Citigroup, Inc.)	5,930,000	5,930,000
Ser. 1035, 3.70%, VRDN, (Gtd. by PSF & Liq.: JPMorgan Chase & Co.)	5,820,000	5,820,000
Florida Ed. Sys. RB, Solar Eclipse Proj., Ser. 2006-0041, 3.69%, VRDN, (LOC:
US Bank)	6,135,000	6,135,000
Garland, TX Independent Sch. Dist. RB, 3.72%, VRDN, (Liq.: JPMorgan Chase
& Co.)	3,910,000	3,910,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Gwinnett Cnty., GA Edl. Dev. Auth. RB, 3.70%, VRDN, (LOC: CitiBank, NA)	$ 5,400,000	$5,400,000
Hays, TX Consolidated Independent Sch. Dist. RB, Ser. 632, 3.72%, VRDN, (Liq.:
JPMorgan Chase & Co.)	3,860,000	3,860,000
Houston, TX Independent Sch. Dist. RB, Ser. 494, 3.69%, VRDN, (Liq.: Morgan
Stanley)	3,745,000	3,745,000
Illinois Dev. Fin. Auth. RB, Illinois Central College Proj., Ser. A, 3.91%, VRDN,
(Gtd. by U.S. Central Credit Union)	8,025,000	8,025,000
Illinois Ed. Facs. Auth. RB:
Macon Trust, Ser. D, 3.69%, VRDN, (LOC: Bank of America Corp.)	7,010,000	7,010,000
Univ. of Chicago, Ser. A, 3.71%, VRDN, (LOC: CitiBank, NA)	5,000,000	5,000,000
Jackson, TN Hlth. Edl. & Hsg. RB, Union Univ. Proj., 3.75%, VRDN, (LOC: AmSouth
Bancorp)	2,300,000	2,300,000
Kane & Du Page Cntys., IL Cmnty. Unit Sch. Dist. ROC RR II R 2186, 3.70%, VRDN,
(Insd. by FSA & LOC: Citigroup, Inc.)	6,420,000	6,420,000
Lewisville, TX Independent Sch. Dist. RB, Ser. 701, 3.70%, VRDN, (Insd. by FGIC &
Liq.: JPMorgan Chase & Co.)	6,150,000	6,150,000
Maine Hlth. & Higher Edl. Facs. Auth. RB, Ser. 1572, 3.72%, VRDN, (Liq.: JPMorgan
Chase & Co. & LOC: AMBAC)	8,490,000	8,490,000
Mansfield, TX Independent Sch. Dist. ROC RR II R 6005, 3.70%, VRDN, (Gtd. by
PSF & Liq.: CitiBank, NA)	8,790,000	8,790,000
Massachusetts Dev. Fin. Agcy. RB:
Cushing Academy Proj., 3.70%, VRDN, (Gtd. by TD Banknorth, Inc.)	13,155,000	13,155,000
Northfield Mount Hermon Proj., Ser. A, 3.73%, VRDN, (LOC: Bank of America
Corp.)	20,000,000	20,000,000
Suffolk Univ. Proj., Ser. A, 3.56%, VRDN, (LOC: Citizens Bank)	12,895,000	12,895,000
Merrill Lynch Puttable Option Tax-Exempts Receipts:
3.72%, VRDN, (Insd. by MBIA & Liq.: Merrill Lynch & Co., Inc.)	2,885,000	2,885,000
Class A, 3.78%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	250,000,000	250,000,000
McPherson, KS Edl. Facs. RB:
Ser. A, 3.65%, VRDN, (LOC: Bank of America Corp.)	3,940,000	3,940,000
Ser. B, 3.65%, VRDN, (LOC: Bank of America Corp.)	2,415,000	2,415,000
Minnesota Higher Ed. Facs. Auth. RB, Concordia Univ. Proj., 3.65%, VRDN, (SPA:
Allied Irish Banks plc)	2,255,000	2,255,000
Mishawaka, IN Sch. Bldg. ROC, 3.70%, VRDN, (Liq.: Citigroup, Inc.)	6,895,000	6,895,000
New Caney, TX Independent Sch. Dist. RB, Ser. 651, 3.72%, VRDN, (Insd. by FGIC
& LOC: JPMorgan Chase & Co.)	5,450,000	5,450,000
New Hampshire Hlth. & Edl. Facs. Auth. RB, Brewster Academy Proj., 3.68%, VRDN,
(SPA: Allied Irish Banks plc)	10,000,000	10,000,000
New York Dorm. Auth. RRB, 3.54%, VRDN, (Insd. by MBIA & Liq.: Dexia SA)	9,975,000	9,975,000
North Carolina Facs. Fin. Agcy. RB:
Eagle-20070016, Class A, 3.70%, VRDN, (SPA: Landesbank Hessen-Thüringen
Girozentrale)	16,000,000	16,000,000
Eagle-720050060, Class A, 3.71%, VRDN, (LOC: CitiBank, NA)	7,550,000	7,550,000
Northampton Cnty., PA Auth. RB, Lafayette College Proj., 4.50%, 11/15/2007	7,000,000	7,046,022
Northern Arizona Univ. RB, Solar Eclipse Proj., Ser. 2007-0014, 3.69%, VRDN,
(Insd. by FGIC & LOC: U.S. Bank, NA)	21,080,000	21,080,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Ohio Higher Ed. Facs. RB:
Cedarville Univ. Proj., 3.59%, VRDN, (LOC: KeyCorp)	$ 2,230,000	$2,230,000
Columbus College of Art Proj., 3.75%, VRDN, (LOC: Huntington Natl. Bank)	9,700,000	9,700,000
Univ. of Ohio Proj., 3.75%, VRDN, (LOC: Huntington Natl. Bank)	5,000,000	5,000,000
Palm Beach Cnty., FL RRB, Benjamin Private Sch. Proj, 3.67%, VRDN, (LOC: Bank of
America Corp.)	4,655,000	4,655,000
Philadelphia, PA Sch. Dist. RB, Ser. 345, 3.69%, VRDN, (Liq.: Morgan Stanley)	3,835,000	3,835,000
Pinckney, MI Cmnty. Sch. Dist. ROC RR II R 6032, 3.70%, VRDN, (Liq.:
Citigroup, Inc.)	6,215,000	6,215,000
Princeton, OH Sch. Dist. MSTR RB, 3.70%, VRDN, (SPA: Societe Generale)	4,740,000	4,740,000
Southern Illinois Univ. RB, 3.72%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,065,000	4,065,000
St. Joseph Cnty., IN EDRB, Grace Christian Schools Proj., 3.76%, VRDN, (LOC:
Bank One)	1,775,000	1,775,000
Texas Tech Univ. PFOTER, Ser. 1373, 3.70%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,190,000	5,190,000
Tyler, TX Independent Sch. Dist. RB, Ser. 661, 3.72%, VRDN, (Liq.: JPMorgan
Chase & Co.)	5,625,000	5,625,000
University of Alabama RB, 3.70%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,995,000	4,995,000
University of South Alabama RB, 3.72%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,055,000	3,055,000
University of South Florida COP, Ser. A, 3.45%, VRDN, (LOC: SunTrust Banks, Inc.)	400,000	400,000
University of South Florida Research Foundation RB, Univ. Tech. Ctr. Research
Proj., Ser. B, 3.69%, VRDN, (LOC: Bank of America Corp.)	9,300,000	9,300,000
University of Texas ROC RR II R 752, 3.70%, VRDN, (Liq.: CitiBank, NA)	14,430,000	14,430,000
Wayne Township, IN Marion Cnty. Sch. ROC RR II R 3039, 3.70%, VRDN, (Insd. by
FGIC & Liq.: Citigroup, Inc.)	5,295,000	5,295,000
West Virginia Univ. RB, 3.72%, VRDN, (Insd. by AMBAC & Liq.: Merrill Lynch &
Co., Inc.)	2,365,000	2,365,000

		830,394,022

GENERAL OBLIGATION - LOCAL 3.0%
ABN AMRO Munitops Cert. Trust GO, 3.70%, VRDN, (Insd. by AMBAC & SPA: ABN
AMRO Bank)	8,590,000	8,590,000
Anchorage, AK GO:
ROC RR II R 6034, 3.70%, VRDN, (LOC: CitiBank, NA)	5,480,000	5,480,000
ROC RR II R 6503, 3.70%, VRDN, (LOC: CitiBank, NA)	2,975,000	2,975,000
Bachelor Gulch Metro. Dist., Colorado GO, 3.70%, 12/01/2007, (LOC: Compass
Bancshares, Inc.)	10,000,000	10,000,000
Blount Cnty., TN Pub. Bldg. Auth. GO, Local Govt. Pub. Impt. Proj., Ser. A-6A,
3.68%, VRDN, (Gtd. by Regions Finl. Corp. & Insd. by AMBAC)	10,000,000	10,000,000
Brighton Crossing Metro. Dist., Colorado GO, 3.80%, VRDN, (LOC: Compass
Bancshares, Inc.)	2,600,000	2,600,000
Central Utah Water Conservancy Dist. GO, Ser. E, 3.52%, VRDN, (SPA: Landesbank
Hessen-Thüringen Girozentrale)	7,500,000	7,500,000
Chattanooga, TN GO, ROC RR II R 1026, 21st Century Waterfront Proj., 3.70%,
VRDN, (Insd. by MBIA & Liq.: Citigroup, Inc.)	4,875,000	4,875,000
Chicago, IL GO:
Ser. 1050, 3.72%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	1,505,000	1,505,000
Ser. 1701, 3.70%, VRDN, (Liq.: JPMorgan Chase & Co.)	21,940,000	21,940,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Chicago, IL GO:
Ser. ZC-1, 3.90%, VRDN, (Insd. by FGIC & LOC: Bank of America Corp.)	$ 30,697,000	$30,697,000
Clipper Tax Exempt Cert. Trust, Ser. 2006-4, 3.69%, VRDN, (SPA: State Street
Corp.)	4,420,000	4,420,000
Cook Cnty., IL First Dist. GO:
Ser. 566, 3.70%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,240,000	6,240,000
Ser. 573, 3.72%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,200,000	5,200,000
Dawson Ridge, CO GO, Metro. Dist. No. 1, Ser. 1392, 3.71%, VRDN, (Liq.:
JPMorgan Chase & Co.)	8,100,000	8,100,000
Delaware Valley, PA Regl. Fin. Auth. GO, Class A, 3.71%, VRDN, (LOC:
Citigroup, Inc.)	5,000,000	5,000,000
DeSoto, TX Independent Sch. Dist. GO, PFOTER, 3.72%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	12,105,000	12,105,000
Ebert, CO Metro. Dist. Securitization Trust GO, Ser. S1, Class A2, 3.80%, VRDN,
(LOC: Compass Bancshares, Inc.)	12,804,000	12,804,000
Frisco, TX Independent Sch. Dist. GO, Ser. 656, 3.72%, VRDN, (Liq.: JPMorgan
Chase & Co.)	5,900,000	5,900,000
Honolulu, HI City & Cnty. GO ROC RR II R 4043, 3.70%, VRDN, (Liq.:
Citigroup, Inc.)	4,460,000	4,460,000
Houston, TX GO ROC RR II 242, 3.71%, VRDN, (LOC: CitiBank, NA)	3,750,000	3,750,000
Inverness, CO GO, Water & Sanitation Auth., Ser. B, 3.70%, VRDN, (LOC: Royal
Bank of Canada)	5,100,000	5,100,000
Mansfield, TX Independent Sch. Dist. GO, Ser. 704, 3.72%, VRDN, (Liq.: JPMorgan
Chase & Co.)	2,065,000	2,065,000
Mississippi Dev. Bank Spl. Obl. GO:
Hurricane Katrina Proj., 3.75%, VRDN, (Liq.: JPMorgan Chase & Co.)	20,900,000	20,900,000
DeSoto Cnty. Pub. Impt. Proj., 3.75%, VRDN, (Insd. by AMBAC & SPA: AmSouth
Bancorp)	7,570,000	7,570,000
North East, TX Independent Sch. Dist. GO:
Ser. 1333, 3.69%, VRDN, (Liq.: Morgan Stanley)	1,900,000	1,900,000
Ser. 1395, 3.70%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,865,000	2,865,000
Omaha, NE Convention Ctr. GO, Eagle Trust Cert., 3.71%, VRDN, (LOC:
CitiBank, NA)	8,000,000	8,000,000
Park Creek Metro. Dist., Colorado GO, PFOTER, 3.74%, VRDN, (Liq.: Merrill Lynch &
Co., Inc.)	5,495,000	5,495,000
Socorro, TX Independent Sch. Dist. GO, Ser. 1036, 3.70%, VRDN, (Gtd. by PSF &
Liq.: JPMorgan Chase & Co.)	5,215,000	5,215,000
Will Cnty., IL Cmnty. High Sch. Dist. GO, PFOTER, 3.72%, VRDN, (SPA: Merrill
Lynch & Co., Inc.)	9,565,000	9,565,000

		242,816,000

GENERAL OBLIGATION - STATE 2.9%
California GO, ROC, 3.67%, VRDN, (LOC: CitiBank, NA)	6,995,000	6,995,000
Clipper Tax-Exempt Cert. Trust:
Ser. 2004-4, 3.71%, VRDN, (Gtd. by State Street Corp.)	25,000,000	25,000,000
Ser. 2004-5, 3.70%, VRDN, (Gtd. by State Street Corp.)	14,500,000	14,500,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE continued
Clipper Tax-Exempt Cert. Trust:
Ser. 2007-2, 3.70%, VRDN, (Gtd. by State Street Corp.)	$ 13,140,000	$13,140,000
Ser. 2007-3:
3.69%, VRDN, (Insd. by MBIA & Gtd. by State Street Corp.)	15,125,000	15,125,000
3.70%, VRDN, (Gtd. by State Street Corp.)	20,000,000	20,000,000
Florida Board of Ed. GO:
ROC RR II R 482, 3.70%, VRDN, (LOC: CitiBank, NA)	1,150,000	1,150,000
ROC RR II R 6087, 3.70%, VRDN, (Liq.: Citigroup, Inc.)	3,400,000	3,400,000
Florida Dept. of Trans. GO, ROC Ser. II 1001, 3.70%, VRDN, (Liq.: Citigroup, Inc.)	2,070,000	2,070,000
Hawaii GO:
ROC RR II R 6035, 3.70%, VRDN, (LOC: CitiBank, NA)	3,960,000	3,960,000
ROC RR II R 153, 3.70%, VRDN, (LOC: CitiBank, NA)	3,395,000	3,395,000
Illinois GO:
3.70%, VRDN, (Liq.: Citigroup, Inc.)	3,540,000	3,540,000
3.70%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,750,000	4,750,000
ROC RR II R 6065, 3.70%, VRDN, (Liq.: Citigroup, Inc.)	4,390,000	4,390,000
Ser. 2006-0104, 3.65%, VRDN, (Insd. by AMBAC & LOC: US Bank) 144A	35,600,000	35,600,000
Minnesota GO, ROC RR II R 4065, 3.70%, VRDN, (Liq.: Citigroup, Inc.)	3,775,000	3,775,000
Oregon Veterans Welfare GO, Ser. 85, 3.63%, VRDN, (SPA: Dexia Credit Local)	48,760,000	48,760,000
Texas GO, Ser. 1013, 3.72%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,640,000	3,640,000
Washington GO PFOTER:
Ser. 1359, 3.71%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,615,000	5,615,000
Ser. 1360, 3.71%, VRDN, (Liq.: JPMorgan Chase & Co.)	11,435,000	11,435,000
Ser. 1422, 3.70%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,995,000	5,995,000

		236,235,000

HOSPITAL 7.7%
Butler Cnty., OH Hosp. Facs. RB:
PFOTER, 3.73%, VRDN, (Insd. by FSA & Liq.: Merrill Lynch & Co., Inc.)	29,995,000	29,995,000
UCPHA, Inc. Proj., 3.75%, VRDN, (LOC: Huntington Natl. Bank)	11,250,000	11,250,000
Connecticut Hlth. & Ed. Facs. Auth. RB Eagle-720053031, Class A, 3.69%, VRDN,
(LOC: CitiBank, NA)	111,500,000	111,500,000
Elizabethton, TN Hlth. & Edl. Facs. RB, PFOTER, 3.74%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	5,995,000	5,995,000
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr. Proj., 3.73%, VRDN, (LOC:
SunTrust Banks, Inc.)	1,008,000	1,008,000
Fulton Cnty., GA Dev. Auth. RB, Floating Rate Trust Cert., Ser. 05-1, 3.71%, VRDN,
(LOC: SunTrust Banks, Inc.)	25,230,000	25,230,000
Halifax, FL Med. Ctr. RB, 3.70%, VRDN, (LOC: CitiBank, NA)	6,315,000	6,315,000
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj.:
Ser. A, 3.68%, VRDN, (LOC: SunTrust Banks, Inc.)	3,500,000	3,500,000
Ser. C, 3.68%, VRDN, (Gtd. by Adventist Hlth. Sys.)	11,595,000	11,595,000
Huron Cnty., MI EDA RRB, Huron Mem. Hosp. Proj., 3.66%, VRDN, (LOC: Fifth Third
Bancorp)	3,775,000	3,775,000
Idaho Hlth. Facs. Auth. RB:
ROC RR II R 345, 3.72%, VRDN, (LOC: Radian Group, Inc. & CitiBank, NA)	7,495,000	7,495,000
ROC RR II R 403, 3.72%, VRDN, (LOC: Radian Group, Inc. & CitiBank, NA)	5,335,000	5,335,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Illinois Hlth. Facs. Auth. RB:
Advocate Hlth. Care Network, Ser. A, 3.85%, VRDN, (Gtd. by Advocate Hlth.
Care Network)	$ 12,450,000	$12,450,000
ROC RR II R 401, 3.70%, VRDN, (Insd. by FHA & LOC: CitiBank, NA)	10,495,000	10,495,000
Jacksonville, FL EDRRB, Methodist Hosp. Proj., 3.63%, VRDN, (LOC: SunTrust
Banks, Inc.)	25,910,000	25,910,000
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Ser. A, 3.63%, VRDN, (LOC: Bank of
America Corp.)	700,000	700,000
Kenai Peninsula Borough, AK Hosp. Facs. RB, ROC RR II 2077, 3.70%, VRDN, (Liq.:
Citigroup, Inc.)	6,520,000	6,520,000
Lakeland, FL Hosp. Sys. RB, ROC RR II R 673, 3.70%, VRDN, (LOC: CitiBank, NA)	11,325,000	11,325,000
Lancaster, PA Muni. Auth. RB, Ephrata Cmnty. Hosp. Proj., 3.75%, VRDN, (LOC:
Fulton Finl. Corp.)	4,480,000	4,480,000
Louisiana Pub. Facs. Auth. RRB, Chateau Riviere, Inc. Proj., 3.77%, VRDN, (LOC:
Union Planters Bank)	2,330,000	2,330,000
Louisville-Jefferson, KY Metro. Govt., ROC RR II R 672CE, 3.70%, VRDN, (LOC:
CitiBank, NA)	10,580,000	10,580,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth.
Alliance Proj., 3.67%, VRDN, (LOC: Bank of America Corp.)	1,189,000	1,189,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Ser. 107, 3.69%, VRDN, (Insd. by
MBIA & LOC: Bank of America Corp.)	5,335,000	5,335,000
Massachusetts Hlth. & Edl. Facs. Auth. RB:
3.56%, 10/25/2007, (SPA: Svenska Handelsbank)	14,620,000	14,620,000
Amherst College Proj., Ser. H, 3.60%, 01/10/2008	19,425,000	19,417,465
Cape Cod Hlth. Care Proj., Ser. D, 3.68%, VRDN, (LOC: Bank of America
Corp.)	10,000,000	10,000,000
ROC RR II R 333CE, 3.71%, VRDN, (LOC: CitiBank, NA)	6,230,000	6,230,000
Miami Cnty., OH Hosp. Facs. RB, PFOTER, 3.74%, VRDN, (SPA: Natl. Australia
Bank, Ltd.)	5,150,000	5,150,000
Miami, FL Hlth. Facs. Auth. RB, PFOTER, Mercy Hosp. Proj., 3.74%, VRDN, (LOC:
WestLB AG)	9,600,000	9,600,000
Missouri Hlth. & Edl. Facs. RB, Lutheran Church Proj., 3.65%, VRDN, (LOC: Bank
of America Corp.)	21,575,000	21,575,000
New Hampshire Hlth. & Ed. Auth. RB:
Catholic Med. Ctr., Ser. C, 4.75%, 04/24/2007, (LOC: Bank of America Corp.)	2,500,000	2,502,667
Southern New Hampshire Med. Ctr., Ser. B:
3.71%, VRDN, (LOC: Bank of America Corp.)	8,390,000	8,390,000
4.75%, 04/24/2007, (LOC: Bank of America Corp.)	7,000,000	7,007,965
North Carolina Med. Ctr. PFOTER, Ser. 2006-1, 3.71%, VRDN, (LOC: SunTrust
Banks, Inc.)	19,995,000	19,995,000
North Little Rock, AR Hlth. Facs. RB, Baptist Hlth., Ser. B, 3.68%, VRDN, (Liq.:
JPMorgan Chase & Co.)	40,000,000	40,000,000
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Bethesda Hlth. Care Proj., 3.63%,
VRDN, (LOC: SunTrust Banks, Inc.)	14,500,000	14,500,000
Parma, OH Hosp. Impt. RB, Parma Cmnty. Gen. Hosp., Ser. A, 3.67%, VRDN, (Liq.:
JPMorgan Chase & Co.)	12,700,000	12,700,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Rhode Island Hlth. & Ed. Bldg. Auth. MSTR, Ser. 1999-69C, 3.71%, VRDN, (Liq.:
Bear Stearns Cos.)	$ 30,815,000	$30,815,000
Salt Lake City, UT Hosp. RB, MSTR, Ser. 1999-68B, 3.71%, VRDN, (Liq.: Bear
Stearns Cos.) 144A	32,750,000	32,750,000
South Broward, FL Hosp. Dist., Solar Eclipse Proj., Ser. 2006-0043, 3.69%, VRDN,
(LOC: US Bank)	5,000,000	5,000,000
South Carolina EDA RB:
Claire Coop. Hlth. Proj., 3.70%, VRDN, (LOC: Natl. Bank of South Carolina)	4,265,000	4,265,000
Conco Med. Products Proj., 3.81%, VRDN, (Bay Hypo-Und Vereinsbank AG)	6,250,000	6,250,000
St. Charles Cnty., MO RB, United Handicap Svcs., 3.82%, VRDN, (LOC: U.S.
Bancorp)	4,880,000	4,880,000
Washington Hlth. Care Facs. Auth. RB:
Adventist Hlth. Sys. Proj., 3.65%, VRDN, (LOC: Mellon Finl. Corp.)	1,800,000	1,800,000
Swedish Hlth. Sys. Proj., 3.74%, VRDN, (LOC: CitiBank, NA)	32,000,000	32,000,000
Washington Hlth. Care RB, ROC RR II R 669, 3.71%, VRDN, (LOC: Radian Group,
Inc. & CitiBank, NA)	3,120,000	3,120,000

		626,875,097

HOUSING 32.6%
ABN AMRO Munitops Cert. Trust RB, Ser. 2002-1, 3.81%, VRDN, (LOC: LaSalle
Bank, NA)	21,385,000	21,385,000
Aurora, IL Hsg. Auth. SFHRB, Floating Rate Trust Cert. Ser. I-19, 3.75%, VRDN,
(Insd. by FNMA & GNMA & SPA: Royal Bank of Canada)	10,620,000	10,620,000
Bank of New York Co. MTC:
Ser. 2004-BNY3, 3.72%, VRDN, (LOC: Bank of New York Co.)	18,970,000	18,970,000
Ser. 2004-BNY5:
3.72%, VRDN, (LOC: Bank of New York Co.)	31,136,500	31,136,500
3.77%, VRDN, (LOC: Bank of New York Co.)	21,420,000	21,420,000
Ser. 2004-BNY6, 3.77%, VRDN, (LOC: Bank of New York Co.)	6,442,000	6,442,000
Bexar Cnty., TX Hsg. Fin. Corp. PFOTER, 3.76%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	7,450,000	7,450,000
Bloomington, MN MHRRB, Norlan Partners Proj., Ser. B, 3.90%, VRDN, (LOC:
Associated Banc-Corp.)	2,410,000	2,410,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., 3.70%, VRDN, (LOC: Harris
Trust & Savings)	800,000	800,000
Brevard Cnty., FL SFHRB, PFOTER, 3.74%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	295,000	295,000
California CDA MHRB:
3.74%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	10,840,000	10,840,000
PFOTER, 3.74%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,495,000	6,495,000
California HFA RB, Home Mtge., Ser. F, 3.62%, VRDN, (LOC: Bank of Nova Scotia)	775,000	775,000
Class B Revenue Bond Cert. Trust:
Ser. 2001-1, 3.90%, VRDN, (Liq.: American Intl. Group, Inc.)	1,800,000	1,800,000
Ser. 2001-2, 3.90%, VRDN, (Liq.: American Intl. Group, Inc.)	11,367,000	11,367,000
Ser. 2002-1, 3.90%, VRDN, (Liq.: American Intl. Group, Inc.)	6,043,000	6,043,000
Ser. 2004-1, 3.90%, VRDN, (Liq.: American Intl. Group, Inc.)	15,003,000	15,003,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-2, 3.80%, VRDN, (SPA: State Street Corp.)	$ 13,629,015	$13,629,015
Ser. 1999-3, 3.85%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	20,413,000	20,413,000
Ser. 2000-1, 3.73%, VRDN, (SPA: State Street Corp.)	1,000,000	1,000,000
Ser. 2001-1, 3.73%, 08/02/2007, (Insd. by FNMA & GNMA & LOC: US
Bank)	12,455,000	12,455,000
Ser. 2002-9, 3.80%, VRDN, (Insd. by FNMA & Liq.: State Street Corp.)	38,893,000	38,893,000
Ser. 2004-10, 3.80%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street
Corp.)	12,077,000	12,077,000
Ser. 2005-1, 3.85%, VRDN, (Insd. by FSA & SPA: State Street Corp.)	12,012,000	12,012,000
Ser. 2005-2, 3.80%, VRDN, (SPA: State Street Corp.)	8,714,000	8,714,000
Ser. 2005-3, 3.74%, VRDN, (Insd. by FSA & SPA: State Street Corp.)	17,858,000	17,858,000
Ser. 2005-12, 3.74%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street
Corp.)	19,343,000	19,343,000
Ser. 2005-13, 3.85%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street
Corp.)	22,530,000	22,530,000
Ser. 2005-14, 3.85%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	14,773,000	14,773,000
Ser. 2005-30, 3.80%, VRDN, (LOC: State Street Corp.)	15,000,000	15,000,000
Ser. 2005-31, 3.80%, VRDN, (LOC: AMBAC & SPA: State Street Corp.)	24,066,000	24,066,000
Ser. 2006-2, 3.80%, VRDN, (SPA: State Street Corp.)	20,998,000	20,998,000
Ser. 2006-6, 3.80%, VRDN, (Liq.: State Street Corp.)	10,101,000	10,101,000
Ser. 2006-10, 3.80%, VRDN, (Gtd. by State Street Corp.)	14,340,000	14,340,000
Dakota Cnty., MN CDA MHRB, View Pointe Apts. Proj., 3.75%, VRDN, (LOC: LaSalle
Bank, NA)	6,000,000	6,000,000
DeKalb Cnty., GA Hsg. Auth. MHRB, 3.76%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	20,790,000	20,790,000
Denton Cnty., TX Hsg. Fin. Corp. RB, 3.78%, VRDN, (Gtd. by IXIS Capital Markets
& SPA: Merrill Lynch & Co., Inc.)	15,995,000	15,995,000
Denver, CO City & Cnty. MHRB, 3.76%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,915,000	5,915,000
District of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, 3.81%, VRDN,
(LOC: SunTrust Banks, Inc.)	2,400,000	2,400,000
Duval Cnty., FL MHRB, Camri Green Apts., 3.70%, VRDN, (Insd. by FNMA)	5,900,000	5,900,000
El Paso Cnty., CO SFHRB, Floating Rate Trust Cert., Ser. 1136, 3.72%, VRDN, (Liq.:
Morgan Stanley)	189,000	189,000
FHLMC MHRB:
Ser. M001, Class A, 3.75%, VRDN, (Insd. by FHLMC)	31,373,333	31,373,333
Ser. M002, Class A, 3.75%, VRDN, (Insd. by FHLMC)	4,981,729	4,981,729
Ser. M005, Class A, 3.71%, VRDN, (Insd. by FHLMC)	37,013,226	37,013,226
Ser. M008, Class A, 3.75%, VRDN, (Insd. by FHLMC)	10,690,377	10,690,377
Florida Capital Trust Agcy. MHRB, 3.74%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	16,675,000	16,675,000
Florida Hsg. Fin. Corp. MHRB:
3.72%, VRDN, (Insd. by FNMA)	6,200,000	6,200,000
3.74%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,830,000	7,830,000
Lee Vista Apts. Proj., 3.68%, VRDN, (Insd. by FHLMC)	11,470,000	11,470,000
Lynn Lake Apts. Proj., Ser. B1, 3.72%, VRDN, (Insd. by FHLMC)	10,110,000	10,110,000
Maitland Apts. Proj., 3.68%, VRDN, (Insd. by FHLMC)	10,695,000	10,695,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Franklin Cnty., OH MHRB, Emerald Edge Apts. Proj., 3.90%, VRDN, (Liq.: American
Intl. Group, Inc.)	$ 6,955,000	$6,955,000
Goldman Sachs MTC:
Ser. 2006-19TP, 3.78%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	38,035,546	38,035,546
Ser. 2006-35TP, 3.78%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	178,722,852	178,722,852
Greene Cnty., MO IDRB, Stasbourg Estates Proj., 3.78%, VRDN, (LOC: U.S.
Bancorp)	4,200,000	4,200,000
Harris Cnty., TX Hsg. Fin. Corp. MHRB, 3.76%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	13,720,000	13,720,000
Indiana Hsg. & CDA MHRB, Ser. E-2, 3.62%, 12/20/2007, (LOC: Rabobank Intl.)	20,000,000	20,000,000
Indianapolis, IN MHRB, Crossing Partners Proj., 3.90%, VRDN, (Liq.: American Intl.
Group, Inc.)	8,700,000	8,700,000
JPMorgan Chase & Co., PFOTER:
Ser. 1632:
3.76%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	20,580,000	20,580,000
3.90%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	64,390,000	64,390,000
Ser. 1633:
3.76%, VRDN, (Insd. by FGIC & Liq.: JPMorgan Chase & Co.)	1,135,000	1,135,000
3.90%, VRDN, (Insd. by FGIC & Liq.: JPMorgan Chase & Co.)	40,715,000	40,715,000
Kansas City, MO IDA MHRRB, Ethans Apts. Proj., 3.68%, VRDN, (LOC: CitiBank,
NA)	7,560,000	7,560,000
Kansas Dev. Fin. Auth. MHRB:
Bluffs Olathe Apts. Proj., 3.90%, VRDN, (Liq.: American Intl. Group, Inc.)	9,500,000	9,500,000
Springhill Apts. Proj., Ser. B, 3.72%, VRDN, (LOC: Bank of America Corp.)	4,685,000	4,685,000
Lee Cnty., FL HFA MHRB, Forestwood Apts. Proj., Ser. A, 3.54%, VRDN, (Insd. by
FNMA)	2,800,000	2,800,000
Los Angeles, CA MHRRB, Colonia Corona Apts. Proj., Ser. D, 3.69%, VRDN, (LOC:
CitiBank, NA)	745,000	745,000
Macon Trust Pooled Cert.:
Ser. 1997, 3.85%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	43,170,000	43,170,000
Ser. 1998A:
3.80%, VRDN, (Insd. by MBIA & LOC: Bank of America Corp.)	11,980,000	11,980,000
3.80%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	11,181,000	11,181,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 3.52%, VRDN,
(LOC: SunTrust Banks, Inc.)	222,000	222,000
Marion Cnty., FL HFA RRB, Paddock Apts. Proj., 3.51%, VRDN, (Insd. by FNMA)	4,000,000	4,000,000
Maryland Cmnty. Dev. Admin. RB, Residential Proj.:
Ser. G, 3.65%, VRDN, (SPA: State Street Corp.)	14,000,000	14,000,000
Ser. Q, 3.59%, 12/14/2007	15,000,000	15,000,000
Ser. R, 3.64%, 12/14/2007	2,000,000	2,000,000
Massachusetts Dev. Fin. Agcy. RB, PFOTER, 3.75%, VRDN, (Liq.: Merrill Lynch &
Co., Inc.)	34,550,000	34,550,000
Massachusetts Dev. Fin. Auth. MHRB, Ser. 2006-T, 3.70%, VRDN, (LOC: Bank of
America Corp.)	10,690,000	10,690,000
McHenry, IL MHRRB, Fawn Ridge Apts. Proj., 3.83%, VRDN, (LOC: Fifth Third
Bancorp)	7,025,000	7,025,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Medium-Term Multifamily Hsg. MTC, Class A-1, 3.78%, VRDN, (SPA: Merrill
Lynch & Co., Inc.)	$ 29,655,000	$29,655,000
Memphis, TN Hlth. Edl. & Hsg. Facs. RB, 3.76%, VRDN, (Liq.: Merrill Lynch &
Co., Inc.)	7,970,000	7,970,000
Merrill Lynch Puttable Floating Option Tax-Exempt Receipts:
3.75%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	13,610,000	13,610,000
3.90%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	489,314,000	489,314,000
Class A:
3.78%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	54,440,000	54,440,000
3.78%, VRDN, (SPA: WestLB AG)	96,450,000	96,450,000
Class B, 3.85%, VRDN, (LOC: Lloyds TSB Group plc)	29,355,000	29,355,000
Class C, 3.75%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	17,030,000	17,030,000
Class D, 3.75%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,085,000	5,085,000
Class I, 3.75%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	41,090,000	41,090,000
Michigan Bldg. Auth. RB:
PFOTER, Ser. 1465, 3.71%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,200,000	3,200,000
ROC RR II R, Ser. 4057, 3.70%, VRDN, (Liq.: Citigroup, Inc.)	3,065,000	3,065,000
Minnesota Bond Securitization Trust, 3.85%, VRDN, (LOC: LaSalle Bank, NA)	5,835,000	5,835,000
Minnesota Hsg. Fin. Agcy. RB, Residential Hsg. Fin.:
Ser. A, 3.65%, 03/04/2008	8,000,000	8,000,000
Ser. B, 3.70%, 03/04/2008	16,500,000	16,500,000
Ser. P, 3.58%, 06/01/2007, (LOC: Wells Fargo & Co.)	26,000,000	26,000,000
Montgomery Cnty., MD Hsg. Opportunities Cmnty. MHRB, 3.75%, VRDN, (SPA:
Danske Bank)	20,000,000	20,000,000
Municipal Mtge. & Equity, LLC RB, PFOTER:
3.65%, 01/10/2008, (Liq.: Merrill Lynch & Co., Inc.)	19,165,000	19,165,000
3.76%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	112,760,000	112,760,000
MuniMae Tax-Exempt Bond Subsidiary LLC MHRB Cert., Ser. 2006-A, 3.78%,
VRDN, (Liq.: Merrill Lynch & Co., Inc.)	56,575,000	56,575,000
Nebraska Investment Fin. Auth. MHRB, Apple Creek Associates Proj., 3.68%, VRDN,
(LOC: Northern Trust Corp.)	6,190,000	6,190,000
New Mexico Mtge. Fin. Auth. SFHRB, 4.53%, VRDN, (Insd. by Trinity Plus Funding
Co.)	26,536,972	26,536,972
New York, NY Hsg. Dev. Corp. MHRB, 155 West 21st Street Proj., Ser. A, 3.55%,
VRDN, (LOC: Bank of New York Co.)	7,900,000	7,900,000
Norfolk, VA Redev. & Hsg. Auth. RRB, Old Dominion Univ. Proj., 3.66%, VRDN,
(LOC: Bank of America Corp.)	11,560,000	11,560,000
Ohio Hsg. Fin. Agcy. MHRB, Westlake Apts. Proj., 3.90%, VRDN, (Liq.: American Intl.
Group, Inc.)	9,810,000	9,810,000
Palm Beach, FL MMA Finl. MHRB, Ser. B, Class A, 3.62%, VRDN, (LOC: SunTrust
Banks, Inc.)	645,000	645,000
Pinellas Cnty., FL HFA SFHRB, 3.74%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,315,000	2,315,000
Revenue Bond Cert. Ser. Trust:
Class B-1, 3.90%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,870,000	5,870,000
Meridian Apts. Proj., 3.90%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,920,000	5,920,000
Ser. 2004-5, 3.90%, VRDN, (Gtd. by American Intl. Group, Inc.)	10,740,000	10,740,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Revenue Bond Cert. Ser. Trust:
Ser. 2004-9, 3.90%, VRDN, (Gtd. by American Intl. Group, Inc.)	$ 12,000,000	$12,000,000
Ser. 2004-16, 3.90%, VRDN, (Gtd. by American Intl. Group, Inc.)	13,500,000	13,500,000
Ser. 2005-2, 3.90%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,788,000	5,788,000
Ser. 2005-5, 3.90%, VRDN, (Gtd. by American Intl. Group, Inc.)	6,200,000	6,200,000
Ser. 2006-4, 3.90%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,000,000	5,000,000
Ser. 2006-8, 3.90%, VRDN, (Gtd. by American Intl. Group, Inc.)	6,037,000	6,037,000
Ser. 2006-9, 3.90%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,815,000	5,815,000
San Antonio, TX Hsg. Fin. Corp. RB, PFOTER, 3.76%, VRDN, (Liq.: Merrill Lynch &
Co., Inc.)	6,080,000	6,080,000
San Jose, CA Redev. Agcy. MHRB, San Fernando Apts. Proj., Ser. A, 3.50%, VRDN,
(LOC: Lloyds TSB Group plc)	38,000,000	38,000,000
Seattle, WA HFA RB, High Point Proj. Phase I, 3.72%, VRDN, (LOC: Bank of America
Corp.)	4,250,000	4,250,000
South Dakota HDA RB:
3.77%, VRDN, (Liq.: Merrill Lynch & Co., Inc)	745,000	745,000
PFOTER, 3.74%, VRDN, (Gtd. by Pallas Capital Corp. & Liq.: Merrill Lynch & Co.,
Inc.)	5,875,000	5,875,000
Southeast Texas Hsg. Fin. Corp. RB, 3.72%, VRDN, (Liq.: Morgan Stanley)	100,000	100,000
St. Anthony, MN MHRB, Landings Silver Lake Proj.:
Ser. 2007, 3.75%, VRDN, (LOC: LaSalle Bank, NA)	1,400,000	1,400,000
Ser. A, 3.75%, VRDN, (LOC: LaSalle Bank, NA)	5,000,000	5,000,000
St. Louis, MO IDA MHRB, 3.78%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,070,000	7,070,000
Tarrant Cnty., TX Hsg. Fin. Corp. RB, 3.78%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	14,995,000	14,995,000
Texas Affordable Hsg. Corp. RB:
Ser. 2007A-2, 3.75%, 03/10/2008	9,563,000	9,563,000
Ser. 1315, 3.75%, VRDN, (Liq.: Morgan Stanley)	12,550,000	12,550,000
Texas Dept. of Hsg. Cmnty. Affairs MHRB, Ser. 1520, 3.75%, VRDN, (Liq.: JPMorgan
Chase & Co.)	11,490,000	11,490,000
Texas Panhandle Regl. HFA RB, PFOTER, 3.76%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	2,365,000	2,365,000
Vernon Hills, IL MHRRB, Hawthorn Lakes Proj., 3.70%, VRDN, (Insd. by FSA & SPA:
Societe Generale)	15,210,000	15,210,000
Victory Street Pub. Facs. Corp., Texas RB, PFOTER, 3.76%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	7,275,000	7,275,000
Washington Hsg. Fin. Commission SFHRB, Ser. T, 3.82%, VRDN, (LOC: Bank of
America Corp.)	3,490,000	3,490,000
Wisconsin Hsg. & EDA SFHRB, 3.77%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	25,895,000	25,895,000
Wisconsin Hsg. & EDRB:
Ser. A:
3.70%, VRDN, (SPA: WestLB AG)	11,020,000	11,020,000
3.58%, VRDN, (SPA: WestLB AG)	11,100,000	11,100,000
Ser. B, 3.70%, VRDN, (LOC: State Street Corp.)	10,630,000	10,630,000
Ser. C, 3.58%, VRDN, (LOC: Lloyds TSB Group plc)	14,770,000	14,770,000

		2,647,741,550

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 5.1%
Adams Cnty., CO IDRB, Trustile Doors, Inc. Proj., Ser. 1999A, 3.79%, VRDN, (LOC:
KeyCorp)	$ 2,670,000	$2,670,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 3.67%, VRDN,
(LOC: PNC Finl. Svcs. Group, Inc.)	3,652,000	3,652,000
Alton, IA IDRB, Northwest Iowa Agronomy Proj., 3.72%, VRDN, (LOC: Bank of
America Corp.)	3,805,000	3,805,000
Arapahoe Cnty., CO IDRB, Cottrell Printing Proj., 3.90%, VRDN, (LOC: U.S.
Bancorp)	2,000,000	2,000,000
Arcola, IL IDRB, Herf Jones, Inc. Proj., 3.76%, VRDN, (LOC: LaSalle Bank, NA)	3,500,000	3,500,000
Arkansas Dev. Fin. Auth. IDRB, Stratton Seed Co. Proj., 3.74%, VRDN, (LOC:
Bank of America Corp.)	2,100,000	2,100,000
Bayou La Batre, AL RB, Eclipse Hospitality, LLC Proj., 3.95%, VRDN, (LOC: First
Comml. Bank, Inc.)	1,675,000	1,675,000
Bessemer, AL IDRB, Carlton Investments, LLC Proj., 3.77%, VRDN, (LOC: AmSouth
Bancorp)	2,150,000	2,150,000
Boyden, IA IDRB, Dethmers Manufacturing Proj., 3.89%, VRDN, (LOC: U.S.
Bancorp)	2,400,000	2,400,000
Brazos, TX Harbor Indl. Dev. Corp. RB, Waste Svcs. Proj., 3.72%, VRDN, (LOC: Bank
of America Corp.)	7,000,000	7,000,000
Bremen, IN IDRB:
Digger Specialties, Inc. Proj., 3.79%, VRDN, (LOC: KeyCorp)	1,290,000	1,290,000
Universal Bearings, Inc. Proj., 3.79%, VRDN, (LOC: KeyCorp)	2,560,000	2,560,000
Brodhead, WI IDRB, Stoughton Trailers, Inc. Proj., 3.75%, VRDN, (Liq.: JPMorgan
Chase & Co.)	6,800,000	6,800,000
Brothertown, WI IDRB, Buechel Stone Corp. Proj., 3.90%, VRDN, (LOC: Associated
Banc-Corp.)	1,750,000	1,750,000
Brunswick & Glynn Cnty., GA EDA RB, Epworth by the Sea, Inc. Proj., 3.75%, VRDN,
(LOC: Columbus Bank & Trust Co.)	3,050,000	3,050,000
Buena Vista, VA IDA RRB, Everbrite, Inc. Proj., 3.85%, VRDN, (LOC: Marshall & Isley
Bank)	980,000	980,000
Centerra, CO Metro. Dist. No. 1 RB, 3.68%, VRDN, (SPA: BNP Paribas SA)	11,000,000	11,000,000
Chandler, AZ IDRB, Red Rock Stamping Co. Proj., 3.79%, VRDN, (LOC: KeyCorp)	1,100,000	1,100,000
Chattanooga, TN IDRB, Top Flight, Inc. Proj., 3.75%, VRDN, (LOC: Citizens Bank)	1,100,000	1,100,000
Chicago, IL Empowerment Zone RB, Hyde Park Coop. Society Proj., Ser. 1999, 3.66%,
VRDN, (LOC: LaSalle Bank, NA)	735,000	735,000
Chicago, IL IDRB, PS Greetings, Inc. Proj., 3.74%, VRDN, (LOC: LaSalle Bank, NA)	1,475,000	1,475,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 3.90%, VRDN,
(LOC: Wells Fargo & Co.)	200,000	200,000
Colorado HFA IDRB, Worldwest, LLP Proj., 3.82%, VRDN, (LOC: Firstar Bank)	1,000,000	1,000,000
Columbus, GA IDRB, Goldens Foundry Proj., 3.95%, VRDN, (LOC: Columbus Bank &
Trust Co.)	2,470,000	2,470,000
Conyers, GA IDRB, Handleman Co. Proj., 3.73%, VRDN, (LOC: Columbus Bank &
Trust Co.)	2,900,000	2,900,000
Crawfordsville, IN EDRB, Natural Pork Production Proj., 3.80%, VRDN, (LOC:
KeyCorp)	6,000,000	6,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
De Pere, WI IDRB, Cleaning Sys., Inc., 3.63%, VRDN, (LOC: Marshall & Isley
Bank)	$ 1,825,000	$1,825,000
Delaware Cnty., PA IDA Arpt. Facs., United Parcel Svcs., Inc. Proj., 3.62%, VRDN,
(Gtd. by United Parcel Services, Inc.)	24,400,000	24,400,000
Eau Claire Cnty., WI IDRB, Intek Plastics, Inc. Proj., 3.89%, VRDN, (LOC: U.S.
Bancorp)	2,420,000	2,420,000
Elkhart Cnty., IN EDRB, Advanced Tech., Inc. Proj., 3.79%, VRDN, (SPA: Societe
Generale)	2,600,000	2,600,000
Fargo, ND IDRB, Cass Clay Creamery, Inc. Proj.,3.80%, VRDN, (Coll.: Bay Hypo-Und
Vereinsbank AG)	2,685,000	2,685,000
Florida Dev. Fin. Corp. IDRB, Ser. 2002:
M.J. Eagle Realty Proj., 3.67%, VRDN, (LOC: SunTrust Banks, Inc.)	1,285,000	1,285,000
Repco Equipment Leasing Proj., 3.67%, VRDN, (LOC: SunTrust Banks, Inc.)	800,000	800,000
Serigraphic Arts, Inc. Proj., 3.62%, VRDN, (LOC: SunTrust Banks, Inc.)	660,000	660,000
Fox Lake, WI Redev. Auth. IDRB, Karavan Trailers, Inc. Proj., 3.93%, VRDN, (LOC:
Associated Bank)	1,810,000	1,810,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.15%, VRDN, (LOC: Dai-Ichi
Kangyo Bank, Ltd.)	795,000	795,000
Franklin Cnty., TN IDRB, Franklin Industries Proj., 3.63%, VRDN, (LOC: Bank of
America Corp.)	356,000	356,000
Fridley, MN RRB, Fridley Business Plaza Proj., 3.80%, VRDN, (LOC: Wells Fargo &
Co.)	2,400,000	2,400,000
Frisco City, AL IDA RB, Standard Furniture Manufacturing Proj., 3.76%, VRDN, (LOC:
AmSouth Bancorp)	1,055,000	1,055,000
Gary, IN EDRB, Grant Street Proj., 3.80%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,300,000	6,300,000
Gooding Cnty., ID IDRB, Southfield Dairy Proj., 3.80%, VRDN, (LOC: Bank of
America Corp.)	3,630,000	3,630,000
Gwinnet Cnty., GA Dev. Auth. RB, Ole Mexican Foods, Inc. Proj., 3.75%, VRDN,
(LOC: BB&T Corp.)	5,100,000	5,100,000
Haleyville, AL IDRB, Babcock Lumber Co. Proj., 3.90%, VRDN, (LOC: First Comml.
Bank, Inc.)	500,000	500,000
Hall Cnty., NE IDRB, Global Inds., Inc. Proj., 3.85%, VRDN, (LOC: Wells Fargo &
Co.)	1,740,000	1,740,000
Hawaii Dept. Budget & Fin. Spl. Purpose RB:
Palama Meat Co., 3.70%, VRDN, (LOC: Wells Fargo & Co.)	7,700,000	7,700,000
Ser. 2006-4G, 3.71%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	8,000,000	8,000,000
Henderson, TN IDRB, Premier Manufacturing Corp. Proj., 3.77%, VRDN, (LOC: Natl.
City Corp.)	3,015,000	3,015,000
Howard, WI IDRB, Fox Converting, Inc., Ser. A, 3.83%, VRDN, (LOC: Associated
Banc-Corp.)	4,500,000	4,500,000
Huntsville, AL IDRB, Service Steel, Inc. Proj., 3.95%, VRDN, (LOC: First Comml.
Bank, Inc.)	1,410,000	1,410,000
Hutchinson Cnty., SD IDRB, Dakota Plains, LLC, 3.80%, VRDN, (LOC: SunTrust
Banks, Inc.)	1,000,000	1,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Illinois Dev. Fin. Auth. IDRB:
Cook Composites & Polymers Proj., 3.95%, VRDN, (LOC: BNP Paribas SA)	$ 1,795,000	$1,795,000
Kris & Dee Associates, Inc. Proj., 3.84%, VRDN, (LOC: LaSalle Bank NA)	795,000	795,000
Toyal America, Inc. Proj., 3.92%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	6,000,000	6,000,000
Indiana Dev. Fin. Auth EDRB, Carr Metals Products Proj., 4.04%, VRDN, (LOC: Bank
One)	450,000	450,000
Jefferson Cnty., KY Indl. Bldg. RB, Dant Clayton Corp. Proj., 4.00%, VRDN, (LOC:
Bank One)	2,625,000	2,625,000
Johnson Cnty., KS Private Activity RB, Stouse Sign & Decal Proj., Ser. A, 4.00%,
VRDN, (LOC: U.S. Bancorp)	1,700,000	1,700,000
Kentucky Pub. Energy Auth. RB, Gas Supply Proj., Ser. A, 3.66%, VRDN, (SPA:
Societe Generale)	77,394,000	77,394,000
Lee Cnty., GA Dev. Auth. RB, Woodgrain Millwork, Inc. Proj., 3.72%, VRDN, (LOC:
Wells Fargo & Co.)	5,500,000	5,500,000
Lexington, KY IDRB, Kirby Containers Proj., 3.77%, VRDN, (LOC: AmSouth
Bancorp)	1,300,000	1,300,000
Liberal, KS IDRB, Farmland Natl. Beef Packing Proj., 3.75%, VRDN, (LOC: U.S.
Bancorp)	1,000,000	1,000,000
Lincoln Cnty., ID IDRB, Double A Dairy Proj., 3.80%, VRDN, (LOC: Bank of America
Corp.)	2,000,000	2,000,000
Lombard, IL IDRB, Tella Tool & Manufacturing Co. Proj., 3.77%, VRDN, (LOC:
American Natl. Bank & Trust)	200,000	200,000
Lorain Cnty., OH IDRB, Skill Tools Proj., 3.79%, VRDN, (LOC: KeyCorp)	3,140,000	3,140,000
Louisiana Local Govt. Env. Facs. CDA RB, Mid South Extrusion Proj., 3.85%, VRDN,
(LOC: Regions Finl. Corp.)	1,805,000	1,805,000
Louisiana Pub. Facs. Auth. PCRRB, Allied Signal, Inc. Proj., 3.95%, VRDN, (Gtd. by
Honeywell Intl.)	6,815,000	6,815,000
Madison, AL IDRB, Haley Grocery Co. Proj., 3.85%, VRDN, (LOC: Regions Finl.
Corp.)	2,560,000	2,560,000
Mandan, ND IDRRB, Cloverdale Foods Co. Proj., 3.85%, VRDN, (LOC: Bank of
North Dakota)	3,640,000	3,640,000
Manitowoc, WI IDRB:
Kaufman Enterprises Proj., 3.90%, VRDN, (LOC: Associated Banc-Corp.)	600,000	600,000
Manitowoc Tool & Machining Proj., 3.90%, VRDN, (LOC: Associated
Banc-Corp.)	1,200,000	1,200,000
Mankato, MN IDRB, Katolight Proj., 3.89%, VRDN, (LOC: U.S. Bancorp)	1,900,000	1,900,000
Marion Cnty., OH IDRB, Central Ohio Farmers Proj., 3.80%, VRDN, (Coll.: Bay Hypo
Und Vereinsbank AG)	2,310,000	2,310,000
Massachusetts Dev. Fin. Agcy. RB, Unilock New York Proj., 4.00%, VRDN, (LOC:
Bank One)	3,600,000	3,600,000
Menomonee Falls, WI IDRB, Mero Structures, Inc. Proj., 3.74%, VRDN, (LOC: U.S.
Bancorp)	1,960,000	1,960,000
Meriwether Cnty., GA IDRB, Crown Tech. II Proj., 3.93%, VRDN, (Insd. by Columbus
Bank & Trust Co.)	2,740,000	2,740,000
Miami Cnty., IN IDRB, Prime Products, Inc. Proj., 3.76%, VRDN, (LOC: Bank One)	1,100,000	1,100,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Miami-Dade Cnty., FL IDA RB:
Friends of Lubavitch Proj., 3.65%, VRDN, (LOC: Union Planters Bank)	$ 8,000,000	$8,000,000
Tarmac America Proj., 3.72%, VRDN, (LOC: Bank of America Corp.)	3,200,000	3,200,000
Milwaukee, WI IDRB, Stellars Absorbent Materials Proj., 3.74%, VRDN, (LOC: U.S.
Bancorp)	3,400,000	3,400,000
Milwaukee, WI Redev. Auth. RB, Ser. A, 3.63%, VRDN, (LOC: U.S. Bancorp)	2,635,000	2,635,000
Missouri IDRB, Quality Wood Products, Inc. Proj., Ser. A, 3.80%, VRDN, (SPA: BNP
Paribas SA)	1,410,000	1,410,000
Montgomery, AL IDRB, Kinpak, Inc. Proj., 3.90%, VRDN, (LOC: Regions Finl.
Corp.)	2,960,000	2,960,000
Morgan Cnty., GA Dev. Auth. IDRB, Bard Manufacturing Co. Proj., 3.77%, VRDN,
(LOC: Natl. City Corp.)	2,600,000	2,600,000
Muscle Shoals, AL IDRB, Robbins, LLC Proj., Ser. A, 3.75%, VRDN, (LOC: AmSouth
Bancorp)	4,500,000	4,500,000
Nemaha Cnty., KS IDRB, Midwest AG Svcs., LLC, 3.80%, VRDN, (SPA: BNP
Paribas SA)	3,090,000	3,090,000
New Hampshire Business Fin. Auth. IDRB, Monadock Econ. Dev. & Precitech Proj.,
3.79%, VRDN, (LOC: KeyCorp)	2,890,000	2,890,000
New Jersey Economic Dev. Auth. RB, Ser. 3824, 3.71%, 03/01/2007, (Insd. by FGIC
& LOC: Dexia Credit Local)	20,000	20,000
Oakland Cnty., MI Econ. Dev. Corp. RB, A&M Label Proj., 3.77%, VRDN, (LOC: Natl.
City Corp.)	2,685,000	2,685,000
Oregon EDRB:
Beef Northwest Feeders Proj., 3.80%, VRDN, (LOC: Bank of America Corp.)	2,460,000	2,460,000
Behlen Manufacturing Co. Proj., 3.71%, VRDN, (LOC: LaSalle Bank, NA)	5,500,000	5,500,000
Osage City, KS IDRB, Norseman Plastics Proj., 3.89%, VRDN, (SPA: Bank of
Montreal)	3,200,000	3,200,000
Ouachita Parish, LA IDRB, Metalforms Superlift Proj., 3.90%, VRDN, (LOC: Regions
Finl. Corp.)	1,195,000	1,195,000
Pierce Cnty., WA EDRB, Truss Co. Proj., 3.79%, VRDN, (LOC: U.S. Bancorp)	2,475,000	2,475,000
Port Bellingham, WA IDRB, Bakerview Proj., 3.79%, VRDN, (LOC: KeyCorp)	2,350,000	2,350,000
Rhode Island Indl. Facs. Corp. IDRB, Calise & Sons Bakery Proj., 3.58%, VRDN,
(LOC: Citizens Bank)	4,970,000	4,970,000
Scott Cnty., IA IDRB, Nichols Aluminum Recycling Proj., 3.63%, VRDN, (LOC: U.S.
Bancorp)	1,600,000	1,600,000
South Carolina Jobs EDA RB:
Mid-Atlantic Drainage Proj., 3.90%, VRDN, (LOC: Natl. Bank of South
Carolina)	1,600,000	1,600,000
Ortec, Inc. Proj., Ser. B, 3.77%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000
Summit Cnty., OH IDRB, SA Comunale Co. Proj., 3.77%, VRDN, (LOC: Natl. City
Corp.)	2,580,000	2,580,000
Traill Cnty., ND Solid Waste RB, American Crystal Sugar Co., 3.90%, VRDN, (SPA:
BNP Paribas SA)	3,580,000	3,580,000
Tuscaloosa Cnty., AL IDRB:
Brion Hardin Proj., 3.85%, VRDN, (LOC: AmSouth Bancorp)	250,000	250,000
Hardwear Corp. Proj., 3.85%, VRDN, (LOC: AmSouth Bancorp)	735,000	735,000
Nucor Corp. Proj., 3.59%, VRDN, (Gtd. by Nucor Corp.)	6,700,000	6,700,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Union Cnty., AR Indl. Board PCRB, Great Lakes, Inc. Proj., 3.75%, VRDN, (LOC:
Bank of America Corp.)	$ 9,000,000	$9,000,000
Utah Cnty., UT IDRB, McWane, Inc. Proj., 3.75%, VRDN, (LOC: AmSouth
Bancorp)	1,005,000	1,005,000
Vermont EDA IDRB, Hazelett Strip Casting Proj., 3.79%, VRDN, (LOC: AmSouth
Bancorp)	4,695,000	4,695,000
Washington EDFA RB, Royal Ridge Fruit Proj., 3.80%, VRDN, (LOC: Bank of
America Corp.)	3,650,000	3,650,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., 3.78%, VRDN, (Gtd. by
Dow Chemical Co.)	10,200,000	10,200,000
West Bend, WI IDRB, 3.63%, VRDN, (LOC: U.S. Bancorp)	1,210,000	1,210,000
Westfield, IN EDRB, P.L. Porter Proj., 3.85%, VRDN, (LOC: Comerica Bank)	1,900,000	1,900,000
Winamac, IN EDRB, Sunny Ridge Dairy Proj., 3.85%, VRDN, (LOC: Northern Trust
Corp.)	1,000,000	1,000,000
Winslow, ME RB, Maine Biological Labs Proj., 3.79%, VRDN, (LOC: KeyCorp)	2,335,000	2,335,000
Yakima Cnty., WA Pub. Corp. RB:
Macro Plastics, Inc. Proj., 3.84%, VRDN, (LOC: Bank of the West)	620,000	620,000
Michelsen Packaging Co. Proj., 3.77%, VRDN, (LOC: Bank of America Corp.)	1,000,000	1,000,000

		410,677,000

LEASE 2.2%
ABN AMRO Chicago Corp. Leasetops Master Trust, Ser. 1997-1, 3.86%, VRDN,
(LOC: LaSalle Bank, NA) 144A	106,392,006	106,392,006
Broward Cnty., FL Sch. Dist. RB, Ser. 9033, 3.59%, VRDN, (Liq.: Bear Stearns
Cos.) 144A	14,000,000	14,000,000
Clark Cnty., IN Jail Holding Corp. RB, ROC RR II 2081, 3.70%, VRDN, (Liq.:
Citigroup, Inc.)	5,475,000	5,475,000
Colorado Regl. Trans. Dist. RB ROC RR II 2875, 3.70%, VRDN, (Insd. by AMBAC &
Liq.: Citigroup, Inc.)	7,380,000	7,380,000
Denver, CO City & Cnty. COP, 3.70%, VRDN, (Liq.: Citigroup, Inc.)	5,885,000	5,885,000
Kansas City, MO Muni. Assistance Corp. RB, Ser. 1327, 3.71%, VRDN, (Liq.:
JPMorgan Chase & Co.)	5,520,000	5,520,000
Miami-Dade Cnty., FL Sch. Board COP, Ser. 1317, 3.71%, VRDN, (LOC: CitiBank,
NA)	7,900,000	7,900,000
Michigan Bldg. Auth. RB ROC RR II R 575, 3.70%, VRDN, (LOC: CitiBank, NA)	15,355,000	15,355,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 3.69%, VRDN, (Liq.: Morgan
Stanley)	4,100,000	4,100,000
Pennsylvania Pub. Sch. Bldg. Auth. RB, Ser. 1257, 3.70%, VRDN, (Insd. by FSA)	6,425,000	6,425,000
St. Lucie Cnty., FL Sch. Board RB, 3.68%, VRDN, (LOC: Bank of New York Co.)	1,796,000	1,796,000

		180,228,006

MISCELLANEOUS REVENUE 14.3%
Bad River Band Lake Superior, Wisconsin RB, Native Lands Acquisitions Proj.,
3.72%, VRDN, (LOC: Associated Banc-Corp.)	4,510,000	4,510,000
Clarksville, TN Pub. Bldg. Auth. RB:
3.65%, VRDN, (LOC: Bank of America Corp.)	53,855,000	53,855,000
3.67%, VRDN, (LOC: Bank of America Corp.)	3,800,000	3,800,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Colorado E-470 Pub. Hwy. Auth. RB:
Ser. 997, 3.72%, VRDN, (Insd. by AMBAC & Liq.: Morgan Stanley)	$ 4,785,000	$4,785,000
Ser. Z-13, 3.71%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	13,570,000	13,570,000
Cumberland Cnty., TN IDRB, Fairfield Glade Cmnty. Club Proj., 3.75%, VRDN,
(LOC: AmSouth Bancorp)	5,750,000	5,750,000
Denver, CO Convention Ctr. RB, Ser. I-6, 3.69%, VRDN, (Liq.: Capital Assurance &
SPA: Royal Bank of Canada)	9,000,000	9,000,000
Florida Correctional Facs. COP ROC RR II R 6006, 3.70%, VRDN, (LOC: CitiBank,
NA)	3,035,000	3,035,000
Fort McDowell, AZ Yavapai Nation Eagle Trust, Class A, 3.85%, VRDN, (Liq.:
Citigroup, Inc.)	34,175,000	34,175,003
Indiana Bond Bank RB:
3.70%, VRDN, (Insd. by MBIA)	2,410,000	2,410,000
Ser. A, 4.25%, 01/31/2008, (LOC: Bank of New York Co.)	20,000,000	20,106,708
Indianapolis, IN Pub. Impt. RB, Macon Trust, Ser. S, 3.69%, VRDN, (LOC: Bank of
America Corp.)	4,240,000	4,240,000
Issaquah, WA Cmnty. Properties RB, Ser. A, 3.68%, VRDN, (LOC: Bank of America
Corp.)	10,150,000	10,150,000
Jackson Cnty., MS Port Facs. RRB, Chevron Corp., 3.64%, VRDN, (Gtd. by Chevron
Corp.)	28,000,000	28,000,000
Lenexa, KS RB, Ser. 2007-302, 3.70%, VRDN, (LOC: Bank of America Corp.)	12,495,000	12,495,000
Louisiana Env. Facs. RB, 3.67%, VRDN, (LOC: Regions Finl. Corp.)	16,000,000	16,000,000
Louisiana Pub. Facs. Auth. RB, Ser. 5020, Class A, 3.76%, VRDN, (Liq.: Branch
Banking & Trust Co.)	5,000,000	5,000,000
Lower Colorado River Auth., Texas RB ROC RR II R 2162, 3.70%, VRDN, (LOC:
CitiBank, NA)	6,840,000	6,840,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
3.90%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	573,680,000	573,680,000
Ser. A:
3.72%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	4,735,000	4,735,000
3.75%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by FGIC)	13,265,000	13,265,000
Metropolitan Govt. Nashville, TN IDRB, American Cancer Society, 3.70%, VRDN,
(LOC: AmSouth Bancorp)	475,000	475,000
Miami-Dade Cnty., FL TOC, Ser. Z-9, 3.71%, VRDN, (Gtd. by Goldman Sachs Group,
Inc.)	1,595,000	1,595,000
Montgomery Cnty., TN Pub. Bldg. Auth. RB, 3.65%, VRDN, (LOC: Bank of America
Corp.)	39,540,000	39,540,000
Municipal Securities Pool Trust Receipts, 3.78%, VRDN, (SPA: Societe Generale &
Insd. by MBIA)	9,380,000	9,380,000
Municipal Securities Trust Cert., Ser. 2006-5013, Class A, 3.72%, VRDN, (Insd. by
AMBAC & Liq.: Branch Banking & Trust Co.)	5,265,000	5,265,000
New Jersey EDRB, 3.68%, VRDN, (Insd. by AMBAC & Liq.: Dexia SA)	40,000	40,000
New Orleans, LA RB, Canal Street Proj., 4.15%, VRDN, (LOC: Hibernia Natl. Bank)	10,770,000	10,770,000
New York, NY IDA RB ROC RR II R 523CE, 3.69%, VRDN, (LOC: CitiBank, NA)	2,200,000	2,200,000
Obetz, OH BAN, Centerpoint Impt., 5.40%, 10/11/2007, (LOC: Huntington Natl.
Bank)	5,000,000	5,045,787

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Oklahoma Dev. Fin. Auth. RB, ConocoPhillips Proj., Ser. B, 3.60%, VRDN, (Gtd. by
ConocoPhillips)	$ 2,500,000	$2,500,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 3.875%, VRDN,
(Gtd. by Sunoco, Inc.)	11,000,000	11,000,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Chemical Co. Proj., 3.67%,
VRDN, (Gtd. by Motiva Enterprises, LLC)	33,525,000	33,525,000
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj., Ser. B, 3.60%,
VRDN, (Gtd. by Flint Resources)	8,700,000	8,700,000
Port Arthur, TX Navigation Dist. RB, BASF Corp. Proj., Class A, 3.78%, VRDN, (Liq.:
BASF Corp.)	15,000,000	15,000,000
Port Corpus Christi, TX Indl. Dev. Corp. RB, Citgo Petroleum Corp. Proj., 3.69%,
VRDN, (Liq.: JPMorgan Chase & Co.)	45,200,000	45,200,000
Port Corpus Christi, TX Nueces Cnty. Solid Waste Disposal RB, Flint Hills Resources
Proj.:
3.82%, VRDN, (Gtd. by Flint Hills Resources)	30,500,000	30,500,000
Ser. A, 3.80%, VRDN, (Gtd. by Flint Hills Resources)	25,000,000	25,000,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources, Ser. B, 3.77%,
VRDN, (Gtd. by Flint Resources)	11,700,000	11,700,000
Rutherford Cnty., TN IDRB, Farmers Coop. Proj., Ser. C, 3.85%, VRDN, (LOC:
AmSouth Bancorp)	860,000	860,000
St. Charles Parish, LA PCRB, Shell Oil Co. Norco Proj., 3.68%, VRDN, (Gtd. by Shell
Oil Co.)	19,950,000	19,950,000
Valdez, AK Marine Terminal RB, ConocoPhillips Proj.,3.68%, 06/01/2007, (Gtd. by
ConocoPhillips)	28,500,000	28,500,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj.:
Ser. 1995, 3.78%, VRDN, (Gtd. by Dow Chemical Co.)	15,600,000	15,600,000
Ser. A, 3.78%, VRDN, (Gtd. by Dow Chemical Co.)	8,050,000	8,050,000

		1,159,797,498

PORT AUTHORITY 0.3%
Chicago, IL IDRB, Federal Marine Terminal Proj., 3.68%, VRDN, (LOC: LaSalle
Bank, NA)	4,200,000	4,200,000
Massachusetts Port Auth. RB, PFOTER:
3.74%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	16,220,000	16,220,000
3.77%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,820,000	5,820,000

		26,240,000

PRE-REFUNDED 0.1%
Allegheny Cnty., PA Sewer Auth. RB, 5.375%, 12/01/2007, (Insd. by MBIA)	8,760,000	9,085,591

RESOURCE RECOVERY 0.5%
Ladysmith, WI Solid Waste Disposal Facs. RB, Cityforest Corp. Proj., Ser. 1998, 3.72%,
VRDN, (LOC: Union Bank of California)	19,025,000	19,025,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj.:
4.05%, VRDN, (LOC: Bank One)	8,600,000	8,600,000
4.05%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000
Texas Regl. Dev. Corp. RB, Recycle to Conserve Proj., 3.74%, VRDN, (LOC: Bank of
America Corp.)	4,500,000	4,500,000

		37,125,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SOLID WASTE 0.2%
Broomfield Village, CO Metro. Dist. No. 2 RRB, Ser. A, 4.00%, VRDN, (LOC: Compass
Bancshares, Inc.)	$ 7,405,000	$7,405,000
Hammond, IN Sewer & Solid Waste RRB, Cargill, Inc. Proj., 3.60%, VRDN, (Gtd. by
Cargill, Inc.)	6,500,000	6,500,000

		13,905,000

SPECIAL TAX 3.5%
ABN AMRO Munitops RB, Ser. 2002-24, 3.69%, VRDN, (LOC: ABN AMRO Bank)	21,900,000	21,900,000
Bay County, FL Sales Tax RB, Solar Eclipse Proj., Ser. 2006-0103, 3.69%, VRDN,
(LOC: U.S. Bancorp)	13,080,000	13,080,000
Chicago, IL GO, Lakefront Millenium, Ser. 322, 3.69%, VRDN, (Liq.: Morgan
Stanley)	1,770,000	1,770,000
Colorado Regl. Trans. Dist. RB, ROC RR II R 652PB, 3.70%, VRDN, (SPA: Deutsche
Bank AG)	16,280,000	16,280,000
Denver, CO Urban Renewal Tax RB:
3.61%, VRDN, (LOC: Zions Bancorp)	3,300,000	3,300,000
3.74%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	12,500,000	12,500,000
Downtown Denver, Ser. B, 3.64%, VRDN, (LOC: Compass Bank)	13,210,000	13,210,000
Florida Board of Ed. RB, ROC RR II R 4521, 3.70%, VRDN, (Insd. by FGIC & Liq.:
Citigroup, Inc.)	2,460,000	2,460,000
Hendricks Cnty., IN RB, Heartland Crossing Proj., Ser. A, 3.80%, VRDN, (LOC:
Huntington Natl. Bank)	3,495,000	3,495,000
Houston, TX Hotel Occupancy Tax & Spl. RB, PFOTER, 3.72%, VRDN, (Insd. by
FGIC & Liq.: Merrill Lynch & Co., Inc.)	9,235,000	9,235,000
Jefferson Cnty, AL Ltd. Obl. Sch. Warrant, Ser. A, 5.00%, 01/01/2008	4,000,000	4,040,763
Louisiana Gas & Fuels RB, ROC RR II R 660, 3.70%, VRDN, (LOC: CitiBank, NA)	38,830,000	38,830,000
Louisiana Gas & Fuels RB, ROC RR II R 661, 3.70%, VRDN, (Insd. by FSA & Liq.:
CitiBank, NA)	17,770,000	17,770,000
Metropolitan Pier & Exposition Auth., Illinois RB, Ser. 2005-221, Class A, 3.72%,
VRDN, (Insd. by Bear Stearns Cos. & MBIA)	18,205,000	18,205,000
Metropolitan Pier & Exposition Auth., Illinois RB:
3.71%, VRDN, (LOC: CitiBank, NA)	6,000,000	6,000,000
Ser. Z-8, 3.71%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	4,020,000	4,020,000
TOC, Ser. Z5, 3.71%, VRDN, (Gtd. by Goldman Sachs Group, Inc. & Insd. by
MBIA)	16,105,000	16,105,000
Miami-Dade Cnty., FL Expressway Auth. RB, Ser. 1339, 3.70%, VRDN, (SPA:
Deutsche Bank AG)	2,550,000	2,550,000
Miami-Dade Cnty., FL TOC, Ser. Z-12, 3.71%, VRDN, (Liq.: Goldman Sachs Group,
Inc.)	3,685,000	3,685,000
New York Sales Tax Asset Receivable Corp. RB ROC RR II R 6084, 3.69%, VRDN,
(Insd. by MBIA)	5,600,000	5,600,000
New York, NY TFA RB:
Ser. 2A, 3.60%, VRDN, (Liq.: Dexia SA)	17,200,000	17,200,000
Ser. 362, 3.67%, VRDN, (Liq.: Morgan Stanley)	2,500,000	2,500,000
Orlando, FL Orange Cnty. Expressway Auth. RB, Ser. 1345, 3.70%, VRDN, (Insd. by
AMBAC)	4,995,000	4,995,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

MUNICIPALOBLIGATIONS continued
SPECIAL TAX continued
Phoenix, AZ Civic Impt. Corp. TOC, Ser. Z-11, 3.71%, VRDN, (Liq.: Goldman Sachs
Group, Inc.)	$ 17,989,000	$17,989,000
Reno, NV Sales Tax RB, Ser. 2006-5GZ, 3.74%, VRDN, (Liq.: Goldman Sachs Group,
Inc.)	14,533,000	14,533,000
South Carolina Trans. Infrastructure RB, Ser. 1283, 3.70%, VRDN, (Insd. by
AMBAC)	5,950,000	5,950,000
St. Johns Cnty., FL RB, ROC RR II R 755PB, 3.70%, VRDN, (SPA: Deutsche Post)	6,260,000	6,260,000

		283,462,763

STUDENT LOAN 0.6%
North Texas Higher Ed. Auth. Student Loan RB, Ser. B, Class IV, 3.63%, 04/02/2007,
(SPA: Depfa Bank plc)	15,000,000	15,000,000
Oklahoma Student Loan Auth. RB, Student Loan Bonds & Notes, 3.60%, VRDN,
(SPA: Depfa Bank plc)	33,000,000	33,000,000

		48,000,000

TOBACCO REVENUE 0.9%
Golden State Tobacco Securitization Corp. RB, Ser. 231, 3.61%, VRDN, (Insd. by
AMBAC & Liq.: Bear Stearns Cos.)	12,325,000	12,325,000
New York Tobacco Trust RB:
3.70%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,960,000	2,960,000
3.74%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	14,900,000	14,900,000
PFOTER, 3.70%, VRDN, (LOC: WestLB AG)	6,490,000	6,490,000
Tobacco Settlement Auth. of Iowa RB ROC RR II R 456, 3.71%, VRDN, (Liq.:
Citigroup, Inc. & LOC: CitiBank, NA)	11,810,000	11,810,000
Tobacco Settlement Fin. Corp. of Louisiana RB PFOTER, 3.74%, VRDN, (Liq.: Merrill
Lynch & Co., Inc.)	11,740,000	11,740,000
Tobacco Settlement Fin. Corp. of New York RB PFOTER, 3.74%, VRDN, (Liq.: Merrill
Lynch & Co., Inc.)	10,350,000	10,350,000
Tobacco Settlement Fin. Corp. of Virgina RB PFOTER, 3.70%, VRDN, (Liq.: Merrill
Lynch & Co., Inc.)	6,250,000	6,250,000

		76,825,000

TRANSPORTATION 1.2%
Central Puget Sound, Washington Regl. Transit Auth. RB, PFOTER, Ser. 360, 3.69%,
VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	2,730,000	2,730,000
Dallas, TX Rapid Trans. RB ROC RR II R 2078, 3.70%, VRDN, (Liq.: Merrill Lynch &
Co., Inc.)	2,780,000	2,780,000
E 470 Pub. Highway, Colorado Auth. RB, PFOTER, 3.72%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	620,000	620,000
Foothill/Eastern Trans. Corridor Agcy., California Toll Road RB, 3.69%, VRDN, (Liq.:
Merrill Lynch & Co., Inc.)	305,000	305,000
Illinois Toll Hwy. Auth. RB, ROC RR II R 606, 3.70%, VRDN, (SPA: Deutsche
Bank AG)	6,175,000	6,175,000
New Jersey Trans. Auth. RB, PFOTER:
Ser. 10-Z, 3.71% VRDN, (Liq.: Goldman Sachs Group, Inc.	9,590,000	9,590,000
Ser. 1365, 3.69%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	13,080,000	13,080,000
Ser. 1366, 3.69%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	9,415,000	9,415,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
New York Metropolitan Trans. Auth. RB, Ser. CP-1, 3.65%, 06/29/2007, (Liq.: BNP
Paribas SA)	$ 25,000,000	$25,000,000
Regional Trans. Auth., Illinois RB, Ser. 2003, 3.71%, VRDN, (Insd. by FGIC & Liq.:
BNP Paribas SA)	10,000	10,000
South Carolina Trans. Infrastructure RB, 3.72%, VRDN, (Insd. by AMBAC & Liq.:
Morgan Stanley)	2,575,000	2,575,000
Texas Turnpike Auth. RB, 3.61%, VRDN, (Insd. by AMBAC & Liq.: Bear Stearns
Cos.)	22,015,000	22,015,000

		94,295,000

UTILITY 12.1%
American Pub. Energy Agcy. RB, Nebraska Gas Supply Proj., Ser. A:
3.65%, VRDN, (SPA: Societe Generale)	154,158,000	154,158,000
3.70%, VRDN, (SPA: Societe Generale)	76,636,000	76,636,000
California PCRRB, Pacific Gas and Elec. Proj., Ser. 96-C, 3.51%, VRDN, (LOC: Bank
One)	1,261,000	1,261,000
Campbell Cnty., WY IDRB, Two Elk Power Generation Proj.:
3.80%, 11/30/2007, (Liq.: Citigroup, Inc.)	64,000,000	64,000,000
3.80%, 11/30/2007, (SPA: Royal Bank of Canada)	20,000,000	20,000,000
Carroll Cnty., KY Solid Waste Disposal Facs. RB, Kentucky Util. Co. Proj., 3.78%,
VRDN, (Gtd. by Kentucky Util. Co.)	45,100,000	45,100,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., 3.79%, VRDN, (Gtd. by
Arizona Pub. Svc. Co.)	25,710,0000	25,710,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.87%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	16,500,000	16,500,000
Denton, TX Util. Sys. RB, ROC RR II R 2152, 3.70%, VRDN, (Liq.: Citigroup, Inc.)	5,815,000	5,815,000
Florida Util. Auth. RB, Ser. 327, 3.69%, VRDN, (Liq.: Morgan Stanley)	11,300,000	11,300,000
Harris Cnty., TX Indl. Dev. Corp. RRB, Deer Park Refining Proj., Ser. A, 3.75%, VRDN,
(Gtd. by Deer Park Refining)	115,600,000	115,600,000
Houston, TX Util. Sys. RB:
ROC RR II R 2132, 3.70%, VRDN, (Liq.: Citigroup, Inc.)	5,850,000	5,850,000
ROC RR II R 6017, 3.70%, VRDN, (LOC: CitiBank, NA)	10,230,000	10,230,000
Indiana Muni. Power Agcy. RB ROC RR II R 9044, 3.70%, VRDN, (Insd. by FGIC &
Liq.: Citigroup, Inc.)	10,195,000	10,195,000
Lafayette, LA Util. RB ROC RR II R 6024, 3.70%, VRDN, (Insd. by MBIA & LOC:
CitiBank, NA)	10,690,000	10,690,000
Laramie Cnty., WY IDA RB, Cheyenne Light & Power Co., 3.66%, VRDN, (Liq.: Wells
Fargo & Co.)	5,000,000	5,000,000
Lower Colorado River, Texas Auth. RB, ROC RR II R 4530, 3.70%, VRDN, (Liq.:
Citigroup, Inc.)	3,735,000	3,735,000
Lower Colorado River, Texas Auth. Transmission Contract RB, Ser. 623, 3.70%, VRDN,
(Liq.: JPMorgan Chase & Co.)	4,645,000	4,645,000
Maine Pub. Util. RRB, Maine Pub. Svc. Co. Proj., 3.60%, VRDN, (LOC: Bank of
America Corp.)	13,600,000	13,600,000
McAlester, OK Pub. Works Auth. Util. RB MSTR, Ser. 9014, 3.59%, VRDN, (Insd. by
FSA & Liq.: Bear Stearns Cos.)	11,585,000	11,585,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Mesa, AZ Util. Sys. RB, Ser. 960, 3.70%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd.
by FSA)	$ 5,175,000	$5,175,000
Michigan Strategic Fund, Ltd. RB, Dow Chemical Proj., 3.77%, VRDN, (Gtd. by Dow
Chemical Co.)	12,000,000	12,000,000
Milwaukee, WI IDRRB, Wisconsin Elec. Power Co. Proj., 3.83%, VRDN, (Gtd. by
Wisconsin Elec. Power Co.)	2,000,000	2,000,000
Mississippi Dev. Bank Spl. Obl. RB, Gas Auth., Natl. Gas Proj., 3.65%, VRDN, (SPA:
Societe Generale)	93,957,000	93,957,000
Municipal Securities Pool Trust Receipt, Ser. 2006-261, Class A, 3.72%, VRDN, (Liq.:
Bear Stearns Cos.) 144A	6,895,000	6,895,000
Nebraska Pub. Power Dist. RB, 3.71%, VRDN, (LOC: CitiBank, NA)	13,865,000	13,865,000
North Carolina Eastern Muni. Power Agcy. Auth. RB PFOTER, 3.69%, VRDN, (Liq.:
Morgan Stanley)	4,346,500	4,346,500
Northwest Washington Energy Elec. RB, Ser. 1282, 3.70%, VRDN, (Insd. by
AMBAC)	5,240,000	5,240,000
Ohio Water Dev. Auth. PCRB, 3.72%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,535,000	4,535,000
Pinal Cnty., AZ Elec. Sys. RB, Ser. U-2, 3.70%, VRDN, (SPA: Bank of America
Corp.)	25,585,000	25,585,000
Port Morrow, OR PCRRB, Idaho Power Co. Proj., 3.80%, VRDN, (Gtd. by Idaho
Power Co.)	4,360,000	4,360,000
Puerto Rico Elec. Power Auth. RB ROC RR II R 637, 3.70%, VRDN, (Liq.: Citigroup,
Inc.)	23,770,000	23,770,000
Sabine River Auth. Texas PCRB, TXU Energy Co., LLC Proj., Ser. A, 3.85%, VRDN,
(SPA: Norddeutsche Landesbank Luxembourg SA)	31,700,000	31,700,000
Eclipse RB, Ser. 2007-20, 3.69%, VRDN, (Gtd. by AMBAC & LOC: US Bank)	16,640,000	16,640,000
South Carolina Pub. Svc. Auth. RB, Class A, 3.71%, VRDN, (LOC: CitiBank, NA &
Insd. by FGIC)	10,485,000	10,485,000
Springfield, IL Elec. RB, Ser. 1314, 3.70%, VRDN, (SPA: Deutsche Bank AG)	7,775,000	7,775,000
Tennessee Energy Acquisition Corp. MTC:
Ser. 2006-275, Class A, 3.70%, VRDN, (Liq.: Bear Stearns Cos.)	9,000,000	9,000,000
Ser. 2006-276, Class A, 3.70%, VRDN, (Liq.: Bear Stearns Cos.)	8,600,000	8,600,000
Tennessee Energy Acquisition Corp. RB:
Ser. 1418, 3.71%, VRDN, (Liq.: JPMorgan Chase & Co.)	42,875,000	42,875,000
Ser. 1423, 3.70%, VRDN, (Liq.: JPMorgan Chase & Co.)	16,495,000	16,495,000
Trinity, TX River Auth. PCRB, TXU Energy Co. Proj., 3.85%, VRDN, (SPA:
Norddeutsche LandesBank)	3,000,000	3,000,000
Utah Muni. Power Sys. RB ROC RR II R 2016, 3.70%, VRDN, (Liq.: Citigroup, Inc.)	5,200,000	5,200,000
Wisconsin Pub. Power, Inc. RB, Pwr. Supply Sys., Ser. 1232, 3.70%, VRDN, (Insd. by
AMBAC)	10,370,000	10,370,000
Wyandotte Cnty., KS Govt. Util. Sys. RB:
Class A, 3.71%, VRDN, (LOC: CitiBank, NA)	5,000,000	5,000,000
Ser. 595, 3.72%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,695,000	1,695,000

		982,173,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 3.0%
Bay Cnty., FL Water Sys. RB, PFOTER, Ser. PT-2776, 3.72%, VRDN, (Insd. by AMBAC
& Liq.: Merrill Lynch & Co., Inc.)	$ 1,200,000	$1,200,000
Birmingham, AL Water & Sewer Auth. RB, Class A, 3.71%, VRDN, (Liq.: CitiBank, NA
& Insd. by MBIA)	9,870,000	9,870,000
Central Brown Cnty., WI Water Auth. RB, ROC RR II R 2211, 3.70%, VRDN, (Insd. by
AMBAC & Liq.: Citigroup, Inc.)	12,740,000	12,740,000
Chicago, IL Wastewater Transmission RB, Macon Trust, Ser. O, 3.69%, VRDN, (Insd.
by MBIA & LOC: Bank of America Corp.)	4,760,000	4,760,000
Chicago, IL Water RB, Eclipse Funding Trust, Ser. 2006-0106, 3.69%, VRDN, (Insd.
by MBIA & LOC: Bank of America Corp.)	23,030,000	23,030,000
Des Moines, IA Metro. Wastewater Reclamation Auth. Sewer RB, 3.72%, VRDN, (Liq.:
JPMorgan Chase & Co.)	3,165,000	3,165,000
Florida Water & Sewer Sys. RB, Ser. 805, 3.70%, VRDN, (Liq.: JPMorgan Chase &
Co.)	5,470,000	5,470,000
Fulton Cnty., GA Water & Sewer RB ROC RR II R 6028, 3.70%, VRDN, (Liq.:
Citigroup, Inc.)	4,735,000	4,735,000
Gwinnett Cnty., GA Water & Sewer Auth. RB, 3.71%, VRDN, (Liq.: Citigroup, Inc.)	16,325,000	16,325,000
Honolulu, HI City & Cnty. Wastewater Sys. RB, Floating Rate Trust Cert., Ser. 400,
3.69%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	5,542,500	5,542,500
Houston, TX Util. Sys. RB:
Ser. 527, 3.72%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,605,000	5,605,000
Ser. 685, 3.72%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	5,285,000	5,285,000
Houston, TX Water & Sewer Sys. RB, 3.72%, VRDN, (SPA: Merrill Lynch & Co.,
Inc.)	2,500,000	2,500,000
Las Vegas Valley, NV Water Dist. RB:
PFOTER, Ser. 1375, 3.70%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase &
Co.)	2,735,000	2,735,000
Ser. 1303, 3.70%, VRDN, (SPA: Deutsche Bank AG)	3,490,000	3,490,000
Loudoun Cnty., VA Sanitation Auth. Water & Sewer RB ROC RR II 6511, 3.70%,
VRDN, (LOC: CitiBank, NA)	2,250,000	2,250,000
Montgomery Cnty., TX Muni. Util. RB, 3.72%, VRDN, (Liq.: JPMorgan Chase &
Co.)	4,880,000	4,880,000
New York City, NY IDA RB, USA Waste Svcs. NYC Proj., 3.64%, VRDN, (LOC:
JPMorgan Chase & Co.)	11,870,000	11,870,000
New York Env. Facs. Corp. RB, Clean Drinking Water Proj., Ser. 1372, 3.69%, VRDN,
(Liq.: JPMorgan Chase & Co.)	7,735,000	7,735,000
New York, NY Muni. Water & Sewer Sys. Fin. Auth. RB:
Ser. A, 3.60%, VRDN, (SPA: FGIC)	15,000,000	15,000,000
Ser. AA-2, 3.60%, VRDN, (LOC: Dexia SA)	10,000,000	10,000,000
North Texas Water Dist. RB ROC RR II R 6074, 3.70%, VRDN, (LOC: CitiBank,
NA)	7,340,000	7,340,000
Peace River/Manasota, FL Regl. Water Supply Auth. RB ROC RR II R 607, 3.70%,
VRDN, (Insd. by FSA & SPA: Deutsche Bank AG)	3,940,000	3,940,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Phoenix, AZ Civic Impt. Corp. Wastewater Sys. RRB, Ser. A, 3.55%, VRDN, (Insd. by
MBIA & SPA: Dexia SA)	$ 11,800,000	$11,800,000
Phoenix, AZ Civic Impt. RB, ROC RR II R 674, 3.70%, VRDN, (Insd. by MBIA & Liq.:
Citigroup, Inc.)	4,120,000	4,120,000
South Florida Water Mgmt. Dist. RB:
ROC RR II R 671, 3.70%, VRDN, (LOC: CitiBank, NA)	18,335,000	18,335,000
ROC RR II R 677, 3.70%, VRDN, (Liq.: CitiBank, NA & Insd. by AMBAC)	11,250,000	11,250,000
ROC RR II R 9040, 3.70%, VRDN, (Liq.: Citigroup, Inc. & Insd. by AMBAC)	17,845,000	17,845,000
Tri-County, Indiana RB, Ser. D, 3.80%, VRDN, (LOC: Huntington Natl. Bank)	4,670,000	4,670,000
Western Carolina, South Carolina Sewer Auth. RB, Ser. 678, 3.72%, VRDN, (Insd. by
FSA & Liq.: JPMorgan Chase & Co.)	5,215,000	5,215,000

		242,702,500

Total Municipal Obligations (cost $8,330,381,027)		8,330,381,027

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Municipal Obligations Fund, Class I, 3.53% q (cost $500,000)	500,000	500,000

Total Investments (cost $8,330,881,027) 102.7%		8,330,881,027
Other Assets and Liabilities (2.7%)		(216,471,670)

Net Assets 100.0%		$8,114,409,357

q	Rate shown is the 7-day annualized yield at period end.
VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 2007.
Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange
Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	IDRRB	Industrial Development Refunding Revenue Bond
BAN	Bond Anticipation Note	LOC	Letter of Credit
CDA	Community Development Authority	MBIA	Municipal Bond Investors Assurance Corp.
COP	Certificates of Participation	MHRB	Multifamily Housing Revenue Bond
EDA	Economic Development Authority	MHRRB	Multifamily Housing Refunding Revenue Bond
EDFA	Economic Development Finance Authority	MSTR	Municipal Securities Trust Receipt
EDRB	Economic Development Revenue Bond	MTC	Municipal Trust Certificates
EDRRB	Economic Development Refunding Revenue Bond	PCRB	Pollution Control Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PCRRB	Pollution Control Refunding Revenue Bond
FHA	Federal Housing Authority	PFOTER	Puttable Floating Option Tax-Exempt Receipts
FHLMC	Federal Home Loan Mortgage Corp.	PSF	Permanent School Fund
FNMA	Federal National Mortgage Association	RB	Revenue Bond
FSA	Financial Security Assurance, Inc.	ROC	Reset Option Certificate
GNMA	Government National Mortgage Association	RRB	Refunding Revenue Bond
GO	General Obligation	SFHRB	Single Family Housing Revenue Bond
HDA	Housing Development Authority	SPA	Securities Purchase Agreement
HFA	Housing Finance Authority	TFA	Transitional Finance Authority
IDA	Industrial Development Authority	TOC	Tender Option Certificate
IDRB	Industrial Development Revenue Bond

The following table shows the percent of total investments by geographic location as of February 28, 2007:

Texas	8.4%	Michigan	0.9%
Delaware	7.6%	Missouri	0.8%
Illinois	6.3%	Oregon	0.7%
Florida	4.1%	Alabama	0.7%
New York	3.6%	Kansas	0.7%
Nebraska	3.3%	Arkansas	0.6%
Tennessee	2.9%	New Hampshire	0.6%
Colorado	2.6%	North Carolina	0.6%
Indiana	2.2%	Oklahoma	0.6%
Georgia	2.1%	South Carolina	0.5%
Wisconsin	2.1%	Alaska	0.5%
Massachusetts	2.0%	New Jersey	0.5%
Kentucky	2.0%	Hawaii	0.4%
Ohio	1.8%	New Mexico	0.3%
Mississippi	1.8%	District of Columbia	0.3%
Arizona	1.8%	Maine	0.3%
Maryland	1.6%	Puerto Rico	0.3%
Louisiana	1.6%	Iowa	0.3%
California	1.5%	Virginia	0.3%
Connecticut	1.3%	Nevada	0.2%
Washington	1.2%	North Dakota	0.1%
Pennsylvania	1.1%	Idaho	0.1%
Wyoming	1.1%	South Dakota	0.1%
Minnesota	1.0%	Rhode Island	0.1%
Utah	0.9%	Vermont	0.1%
		Non-state specific	23.5%

			100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007

The following table shows the percent of total investments by credit quality as of February 28, 2007 (unaudited):
Tier 1	98.1%
Tier 2	1.9%

100.0%

The following table shows the percent of total investments by maturity as of February 28, 2007 (unaudited):
1 day	0.2%
2-7 days	94.5%
8-60 days	0.3%
61-120 days	0.8%
121-240 days	1.3%
241+ days	2.9%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007

Assets
Investments at amortized cost	$8,330,881,027
Cash	16,184,076
Receivable for securities sold	39,461,130
Receivable for Fund shares sold	1,801,961
Interest and dividends receivable	45,886,594
Prepaid expenses and other assets	41,258

Total assets	8,434,256,046

Liabilities
Dividends payable	10,618,848
Payable for securities purchased	296,241,208
Payable for Fund shares redeemed	11,905,956
Advisory fee payable	24,449
Distribution Plan expenses payable	5,207
Due to other related parties	34,071
Accrued expenses and other liabilities	1,016,950

Total liabilities	319,846,689

Net assets	$8,114,409,357

Net assets represented by
Paid-in capital	$8,113,929,692
Undistributed net investment income	479,665

Total net assets	$8,114,409,357

Net assets consists of
Class I	$7,122,238,504
Class AD	60,148,951
Class IN	248,249,262
Class IS	676,613,912
Class P	7,158,728

Total net assets	$8,114,409,357

Shares outstanding (unlimited number of shares authorized)
Class I	7,121,899,904
Class AD	60,170,581
Class IN	248,266,301
Class IS	676,428,452
Class P	7,161,446

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended February 28, 2007

Investment income
Interest	$307,819,274
Dividends	17,023

Expenses
Advisory fee	9,379,101
Distribution Plan expenses
Class AD	41,109
Class IN	239,902
Class IS	1,717,839
Class P	22,670
Administrative services fee	5,115,874
Transfer agent fees	184,344
Trustees’ fees and expenses	118,474
Printing and postage expenses	65,498
Custodian and accounting fees	2,873,106
Registration and filing fees	283,440
Professional fees	160,002
Other	178,457

Total expenses	20,379,816
Less: Expense reductions	(665,325)

Net expenses	19,714,491

Net investment income	288,121,806

Net realized gains or losses on investments
Net realized gains or losses on:
Securities	1,391,468
Credit default swap transactions	(6,734)

Net realized gains on investments	1,384,734

Net increase in net assets resulting from operations	$289,506,540

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2007		2006

Operations
Net investment income		$288,121,806		$174,492,875
Net realized gains on investments		1,384,734		1,086,726

Net increase in net assets resulting
from operations		289,506,540		175,579,601

Distributions to shareholders from
Net investment income
Class I		(256,591,904)		(148,012,960)
Class AD		(2,796,997)		(2,702,156)
Class IN		(7,982,594)		(4,514,659)
Class IS		(21,732,171)		(18,712,313)
Class P		(129,460)		(1,162,689)

Total distributions to shareholders		(289,233,126)		(175,104,777)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	40,400,082,417	40,400,082,417	34,001,593,724	34,001,593,724
Class AD	260,888,018	260,888,018	263,323,463	263,323,463
Class IN	584,032,520	584,032,520	623,861,692	623,861,692
Class IS	1,767,690,593	1,767,690,593	2,074,981,310	2,074,981,310
Class P	8,392,021	8,392,021	74,373,309	74,373,309

		43,021,085,569		37,038,133,498

Net asset value of shares issued in
reinvestment of distributions
Class I	131,421,049	131,421,049	63,119,126	63,119,126
Class AD	2,494,448	2,494,448	2,516,304	2,516,304
Class IN	7,681,341	7,681,341	4,012,899	4,012,899
Class IS	15,564,162	15,564,162	14,698,565	14,698,565
Class P	122,974	122,974	946,959	946,959

		157,283,974		85,293,853

Payment for shares redeemed
Class I	(40,131,143,810)	(40,131,143,810)	(32,221,897,136)	(32,221,897,136)
Class AD	(266,716,557)	(266,716,557)	(297,251,465)	(297,251,465)
Class IN	(533,401,145)	(533,401,145)	(640,695,024)	(640,695,024)
Class IS	(1,795,403,438)	(1,795,403,438)	(2,257,474,661)	(2,257,474,661)
Class P	(12,344,712)	(12,344,712)	(157,279,637)	(157,279,637)

		(42,739,009,662)		(35,574,597,923)

Net increase in net assets resulting
from capital share transactions		439,359,881		1,548,829,428

Total increase in net assets		439,633,295		1,549,304,252
Net assets
Beginning of period		7,674,776,062		6,125,471,810

End of period		$8,114,409,357		$7,674,776,062

Undistributed net investment income		$479,665		$206,251

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional Municipal Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value.

b. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to credit default swap transactions and dividend redesignation. During the year ended February 28, 2007, the following amounts were reclassified:

Undistributed net investment income	$1,384,734
Accumulated net realized gains on investments	(1,384,734)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.11% and declining to 0.09% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.05% of the average daily net assets for Class AD shares, 0.10% of the average daily net assets for Class IN shares, 0.25% of the average daily net assets for Class IS shares and 0.50% of the average daily net assets for Class P shares.

5. SECURITIES TRANSACTIONS

On February 28, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2007, the components of distributable earnings on a tax basis consisted of undistributed exempt-interest income in the amount of $479,665.

Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended February 28

	2007	2006

Ordinary Income	$1,758,174	$ 1,963,198
Exempt-Interest Income	286,745,810	172,273,992
Long-term Capital Gain	729,142	867,587

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended February 28, 2007, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

NOTES TO FINANCIAL STATEMENTS continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the

NOTES TO FINANCIAL STATEMENTS continued

application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional Municipal Money Market Fund, a series of the Evergreen Select Money Market Trust, as of February 28, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional Municipal Money Market Fund as of February 28, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
April 27, 2007

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $729,142 for the fiscal year ended February 28, 2007.

For the fiscal year ended February 28, 2007, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.13%. The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2008.

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Institutional Municipal Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and

ADDITIONAL INFORMATION (unaudited) continued

other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds gener-

ADDITIONAL INFORMATION (unaudited) continued

ally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

The Trustees noted that the Fund had issued shares in several different classes and that each class bears different fees and expenses related to distribution and shareholder services. The Trustees noted that the share class with the lowest expense ratio had performed favorably compared to its Lipper peer group over the one-year period ended May 31, 2006. EIMC reported to the Trustees its view that the relative underperformance of the other share classes was principally due to differences in expense ratios from share class to share class.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted

ADDITIONAL INFORMATION (unaudited) continued

that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

565577 rv4 4/2007

Evergreen Institutional Treasury Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
22	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
23	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Institutional Treasury Money Market Fund covering the twelve-month period ended February 28, 2007.

A growing sense of confidence led to positive returns in both the domestic fixed-income and equity markets for the fiscal year. As the period progressed, investor sentiment was sustained by the combination of receding prices of world commodities and the Federal Reserve Board’s policy to leave short-term interest rates unchanged starting in August 2006. In the fixed-income market, corporate securities performed particularly well, supported by a growing economy and improving business profitability. The steady rise in corporate earnings helped generate solid returns in the equity market, despite some short-term volatility.

While Gross Domestic Product grew by a rate of 3.3% for 2006, the expansion moderated in the second half of the year as economic activity increased at a 2.0% pace in the third quarter and at a 2.5% pace in the final quarter of the calendar year. The deceleration in the economy during the second half of 2006 was most evident in the housing and automotive industries. While overall personal consumption and manufacturing activity increased, growth in business investment fell short of early

1

LETTER TO SHAREHOLDERS continued

optimistic forecasts. However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion. We held to that opinion despite the major sell-off that hit the equity market in the closing days of February, viewing this market pullback as a temporary episode.

Over the twelve-month period, shorter-term fixed income strategies, including money market funds, tended to fare well. In this environment, the management teams of Evergreen’s money market funds continued to focus on capital preservation and competitive income. After short-term rates increased early in 2006, money market fund managers were able to take advantage of new opportunities to increase yields and returns.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of February 28, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen

• Bryan K. White, CFA

• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/20/1996

	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)

Class inception date	11/20/1996	5/1/2001

Nasdaq symbol	EIMXX	EDTXX

Average annual return

1-year	4.89%	4.84%

5-year	2.38%	2.33%

10-year	3.70%	3.67%

7-day annualized yield	5.09%	5.04%

30-day annualized yield	5.08%	5.03%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 28, 2007, there were 166 funds in the Lipper Institutional U.S. Treasury Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN and P prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect without which, returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

			Lipper	Merrill
			Institutional	Lynch
	Institutional		U.S. Treasury	3-Month
Investor	Service	Participant	Money	U.S.
Shares	Shares	Shares	Markets	Treasury
(Class IN)	(Class IS)	(Class P)	Median	Bill Index†

5/1/2001	11/27/1996	5/1/2001

ENTXX	EITXX	ESTXX

4.79%	4.63%	4.37%	4.74%	5.01%

2.28%	2.13%	1.87%	2.18%	2.53%

3.64%	3.44%	3.40%	3.48%	3.80%

4.99%	4.84%	4.59%	N/A	N/A

4.98%	4.83%	4.58%	N/A	N/A

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

†Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 28, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 to February 28, 2007.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2006	2/28/2007	Period*

Actual
Class I	$ 1,000.00	$ 1,025.12	$ 1.15
Class AD	$ 1,000.00	$ 1,024.87	$ 1.41
Class IN	$ 1,000.00	$ 1,024.61	$ 1.66
Class IS	$ 1,000.00	$ 1,023.85	$ 2.41
Class P	$ 1,000.00	$ 1,022.59	$ 3.66
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,023.65	$ 1.15
Class AD	$ 1,000.00	$ 1,023.41	$ 1.40
Class IN	$ 1,000.00	$ 1,023.16	$ 1.66
Class IS	$ 1,000.00	$ 1,022.41	$ 2.41
Class P	$ 1,000.00	$ 1,021.17	$ 3.66

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.23% for Class I, 0.28% for Class AD, 0.33% for Class IN, 0.48% for Class IS and 0.73% for Class P), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS I	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	(0.05)	(0.03)	(0.01)	(0.01)	(0.02)

Net asset value, end of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Total return	4.89%	3.25%	1.35%	0.90%	1.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,153,229	$1,845,698	$2,208,303	$2,186,186	$2,222,210
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.22%	0.20%	0.21%	0.20%	0.20%
Expenses excluding waivers/reimbursements and expense reductions	0.22%	0.20%	0.21%	0.20%	0.20%
Net investment income (loss)	4.73%	3.19%	1.34%	0.89%	1.56%

1 Year ended February 29.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS AD	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.05)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Total return	4.84%	3.20%	1.30%	0.85%	1.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 421	$28,992	$33,060	$52,002	$14,068
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.26%	0.25%	0.26%	0.25%	0.25%
Expenses excluding waivers/reimbursements and expense reductions	0.26%	0.25%	0.26%	0.25%	0.25%
Net investment income (loss)	4.36%	3.13%	1.27%	0.84%	1.37%

1 Year ended February 29.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IN	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.05)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Total return	4.79%	3.15%	1.25%	0.80%	1.45%

Ratios and supplemental data
Net assets, end of period (thousands)	$259,223	$255,406	$272,700	$259,651	$158,831
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.32%	0.30%	0.31%	0.30%	0.30%
Expenses excluding waivers/reimbursements and expense reductions	0.32%	0.30%	0.31%	0.30%	0.30%
Net investment income (loss)	4.68%	3.13%	1.23%	0.77%	1.40%

1 Year ended February 29.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IS	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.05)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Total return	4.63%	3.00%	1.10%	0.65%	1.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,551,549	$2,906,339	$2,635,887	$1,992,881	$2,362,269
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.47%	0.45%	0.46%	0.45%	0.45%
Expenses excluding waivers/reimbursements and expense reductions	0.47%	0.45%	0.46%	0.45%	0.45%
Net investment income (loss)	4.43%	2.99%	1.13%	0.65%	1.26%

1 Year ended February 29.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS P	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.04	0.03	0.01	0	0.01

Distributions to shareholders from
Net investment income	(0.04)	(0.03)	(0.01)	0[2]	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Total return	4.37%	2.74%	0.85%	0.40%	1.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$56,577	$105,474	$222,314	$367,155	$350,527
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.72%	0.70%	0.71%	0.70%	0.70%
Expenses excluding waivers/reimbursements and expense reductions	0.72%	0.70%	0.71%	0.70%	0.70%
Net investment income (loss)	4.20%	2.56%	0.82%	0.40%	1.03%

1 Year ended February 29.

2 Amount represents less than $0.005 per share.

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

February 28, 2007

	Principal
	Amount	Value

REPURCHASE AGREEMENTS ^ 98.9%
ABN AMRO, Inc., Avg. rate of 5.25%, dated 2/26/2007, maturing 3/5/2007,
maturity value $110,112,322 (1) *	$110,000,000	$ 110,000,000
Bank of America Corp., Avg. rate of 5.25%, dated 2/26/2007, maturing 3/5/2007,
maturity value $110,112,231 (2) *	110,000,000	110,000,000
Barclays Capital plc, 5.26%, dated 2/28/2007, maturing 3/1/2007, maturity value
$110,016,072 (3)	110,000,000	110,000,000
Citigroup, Inc., Avg. rate of 5.27%, dated 2/26/2007, maturing 3/5/2007, maturity
value $110,112,689 (4) *	110,000,000	110,000,000
Credit Suisse First Boston Corp., Avg. rate of 5.25%, dated 2/26/2007, maturing
3/5/2007, maturity value $110,112,322 (5) **	110,000,000	110,000,000
Deutsche Bank AG:
5.27%, dated 2/28/2007, maturing 3/1/2007; maturity value
$475,069,535 (6)	475,000,000	475,000,000
Avg. rate of 5.27%, dated 2/26/2007, maturing 3/5/2007, maturity value
$80,081,956 (6) *	80,000,000	80,000,000
Greenwich Capital Markets, Inc., Avg. rate of 5.26%, dated 2/26/2007, maturing
3/5/2007, maturity value $110,112,414 (7) *	110,000,000	110,000,000
HSBC Holdings plc, Avg. rate of 5.25%, dated 2/26/2007, maturing 3/5/2007,
maturity value $110,112,383 (8) *	110,000,000	110,000,000
Merrill Lynch & Co., Inc., 5.26%, dated 2/28/2007, maturing 3/1/2007, maturity
value $110,016,072 (9)	110,000,000	110,000,000
Morgan Stanley, Avg. rate of 5.26%, dated 2/26/2007, maturing 3/5/2007,
maturity value $125,127,743 (10) *	125,000,000	125,000,000
RBC Dain Rauscher Corp., Avg. rate of 5.25%, dated 2/26/2007, maturing
3/5/2007, maturity value $180,183,750 (11) *	180,000,000	180,000,000
Societe Generale, 5.26%, dated 2/28/2007, maturing 3/1/2007, maturity value
$325,047,486 (12)	325,000,000	325,000,000
State Street Corp., 5.16%, dated 2/28/2007, maturing 3/1/2007, maturity value
$98,378,734 (13)	98,364,635	98,364,635
UBS AG:
5.27%, dated 2/28/2007, maturing 3/1/2007, maturity value
$625,091,493 (14)	625,000,000	625,000,000
5.32%, dated 2/28/2007, maturing 3/1/2007, maturity value
$200,029,556 (15)	200,000,000	200,000,000

Total Investments (cost $2,988,364,635) 98.9%		2,988,364,635
Other Assets and Liabilities 1.1%		32,634,850

Net Assets 100.0%		$ 3,020,999,485

^	Collateralized by:
	(1)	$297,898,000 U.S. Treasury STRIPS, 0.00%, 11/15/2027, value is $112,200,303.
	(2)	$199,226,927 U.S. Treasury STRIPS, 0.00%, 11/15/2016 to 8/15/2021, value is $112,200,000.
	(3)	$121,356,336 U.S. Treasury STRIPS, 0.00%, 11/15/2008, value is $112,200,000.
	(4)	$787,156,288 GNMA, 4.50% to 7.50%, 12/15/2029 to 2/20/2037, value including accrued interest is
$112,200,000.
	(5)	$36,250,000 U.S. Treasury Note, 4.625%, 11/15/2009, value including accrued interest is $36,811,333;
$55,892,000 U.S. Treasury Bond, 7.625%, 2/15/2025, value including accrued interest is $75,388,699.

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	(6)	$459,010,000 TIPS, 2.375% to 3.50%, 1/15/2011 to 4/15/2011, value including accrued interest is
$483,532,641; $84,000,001 GNMA, 5.50% to 6.00%, 1/15/2036 to 9/15/2036, value including accrued interest is $82,567,399.
	(7)	$110,579,000 U.S. Treasury Notes, 3.375% to 4.75%, 12/15/2008 to 1/31/2012, value including accrued interest is $112,203,426.
	(8)	$297,900,000 TIPS, 6.125%, 11/15/2027, value including accrued interest is $112,201,062.
	(9)	$110,905,000 U.S. Treasury Note, 4.50%, 11/15/2015, value including accrued interest is $112,200,649.
	(10)	$130,254,000 U.S. Treasury Bill, 0.00%, 8/2/2007, value is $127,500,430.
	(11)	$176,193,000 U.S. Treasury Notes, 4.625% to 4.875%, 9/30/2008 to 1/31/2012, value including accrued interest is $178,443,920; $1,569,000 U.S. Treasury Bill, 0.00%, 4/26/2007, value is $1,556,464.
	(12)	$287,411,000 TIPS, 2.00% to 3.875%, 1/15/2009 to 1/15/2016, value including accrued interest is
$331,500,567.
	(13)	$100,965,000 U.S. Treasury Bonds, 3.25%, 8/15/2007, value including accrued interest is $100,696,550.
	(14)	$439,873,000 U.S. Treasury Bond, 7.50%, 11/15/2016, value including accrued interest is $549,992,635;
$84,680,000 U.S. Treasury Note, 5.125%, 6/30/2011, value including accrued interest is $87,507,711.
	(15)	$395,974,467 GNMA, 3.50% to 13.00%, 11/15/2009 to 2/20/2037, value including accrued interest is
$204,000,496.
*	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations
GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TIPS	Treasury Inflation-Protected Securities

The following table shows the percent of total investments by credit quality as of February 28, 2007 (unaudited):
Tier 1	100%

The following table shows the percent of total investments by maturity as of February 28, 2007 (unaudited):
1 day	68.7%
2-7 days	31.3%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007

Assets
Investments in repurchase agreements, at amortized cost	$2,988,364,635
Receivable for Fund shares sold	39,389,430
Interest receivable	747,545
Prepaid expenses and other assets	15,893

Total assets	3,028,517,503

Liabilities
Dividends payable	6,910,536
Payable for Fund shares redeemed	79,885
Advisory fee payable	8,975
Distribution Plan expenses payable	12,089
Due to other related parties	35,613
Accrued expenses and other liabilities	470,920

Total liabilities	7,518,018

Net assets	$3,020,999,485

Net assets represented by
Paid-in capital	$3,021,448,046
Undistributed net investment income	1,112,118
Accumulated net realized losses on investments	(1,560,679)

Total net assets	$3,020,999,485

Net assets consists of
Class I	$1,153,229,186
Class AD	420,551
Class IN	259,223,365
Class IS	1,551,548,997
Class P	56,577,386

Total net assets	$3,020,999,485

Shares outstanding (unlimited number of shares authorized)
Class I	1,153,485,699
Class AD	420,548
Class IN	259,233,611
Class IS	1,551,727,684
Class P	56,582,210

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended February 28, 2007

Investment income
Interest	$156,023,521

Expenses
Advisory fee	3,483,048
Distribution Plan expenses
Class AD	3,544
Class IN	248,359
Class IS	3,581,309
Class P	268,655
Class RV (a)	116,502
Class RC (a)	78,355
Administrative services fee	1,901,685
Transfer agent fees	62,004
Trustees’ fees and expenses	44,303
Printing and postage expenses	39,800
Custodian and accounting fees	837,673
Registration and filing fees	279,056
Professional fees	90,265
Other	187,530

Total expenses	11,222,088
Less: Expense reductions	(127,516)

Net expenses	11,094,572

Net investment income	144,928,949

Net realized gains or losses on investments	0

Net increase in net assets resulting from operations	$144,928,949

(a) Effective at the close of business on December 15, 2006, Class RV and Class RC shares of the Fund were liquidated.

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2007 (a)		2006

Operations
Net investment income		$144,928,949		$167,964,626
Net realized gains or losses on
investments		0		(1,232,872)

Net increase in net assets resulting
from operations		144,928,949		166,731,754

Distributions to shareholders from
Net investment income
Class I		(66,184,785)		(68,690,733)
Class AD		(304,920)		(1,028,289)
Class IN		(11,609,424)		(8,229,557)
Class IS		(63,395,417)		(82,897,703)
Class P		(2,256,523)		(3,573,177)
Class RV		(676,561)		(1,418,284)
Class RC		(351,126)		(1,507,264)

Total distributions to shareholders		(144,778,756)		(167,345,007)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	12,750,256,468	12,750,256,468	22,681,565,804	22,681,565,804
Class AD	10,796,397	10,796,397	189,191,038	189,191,038
Class IN	1,249,359,084	1,249,359,084	1,219,221,067	1,219,221,067
Class IS	5,716,373,816	5,716,373,816	8,533,848,735	8,533,848,735
Class P	138,784,253	138,784,253	411,111,435	411,111,435
Class RV	32,957,867	32,957,867	111,173,002	111,173,002
Class RC	25,959,286	25,959,286	124,066,287	124,066,287

		19,924,487,171		33,270,177,368

Net asset value of shares issued
in reinvestment of distributions
Class I	8,214,226	8,214,226	9,681,587	9,681,587
Class AD	943	943	18,050	18,050
Class IN	181,087	181,087	179,405	179,405
Class IS	20,887,965	20,887,965	10,633,265	10,633,265
Class P	1,177,871	1,177,871	494,811	494,811
Class RV	64,233	64,233	42,685	42,685
Class RC	39,539	39,539	823,248	823,248

		30,565,864		21,873,051

Payment for shares redeemed
Class I	(13,450,968,890)	(13,450,968,890)	(23,053,579,581)	(23,053,579,581)
Class AD	(39,372,214)	(39,372,214)	(193,274,038)	(193,274,038)
Class IN	(1,245,731,718)	(1,245,731,718)	(1,236,670,422)	(1,236,670,422)
Class IS	(7,092,141,312)	(7,092,141,312)	(8,273,755,683)	(8,273,755,683)
Class P	(188,860,726)	(188,860,726)	(528,426,680)	(528,426,680)
Class RV	(97,058,554)	(97,058,554)	(104,427,314)	(104,427,314)
Class RC	(54,675,868)	(54,675,868)	(174,915,666)	(174,915,666)

		(22,168,809,282)		(33,565,049,384)

Net decrease in net assets resulting
from capital share transactions		(2,213,756,247)		(272,998,965)

Total decrease in net assets		(2,213,606,054)		(273,612,218)
Net assets
Beginning of period		5,234,605,539		5,508,217,757

End of period		$3,020,999,485		$5,234,605,539

Undistributed net investment income		$1,112,118		$961,925

(a) Effective at the close of business on December 15, 2006, Class RV and Class RC shares of the Fund were liquidated.

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional Treasury Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund currently offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

The Fund no longer offers Reserve (“Class RV”) and Resource (“Class RC”) classes of shares. Effective at the close of business on December 15, 2006, Class RV and Class RC shares of the Fund were liquidated and any remaining shareholder balances were redeemed.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

17

NOTES TO FINANCIAL STATEMENTS continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.11% and declining to 0.09% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

18

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

On February 28, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2007, the Fund had $1,560,679 in capital loss carryovers for federal income tax purposes expiring in 2014.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2007, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $1,112,118 and capital loss carryovers in the amount of $1,560,679.

The tax character of distributions paid were $144,778,756 and $167,345,007 of ordinary income for the years ended February 28, 2007 and February 28, 2006, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended February 28, 2007, the Fund had no borrowings.

19

NOTES TO FINANCIAL STATEMENTS continued

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meet-

20

NOTES TO FINANCIAL STATEMENTS continued

ings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional Treasury Money Market Fund, a series of the Evergreen Select Money Market Trust, as of February 28, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional Treasury Money Market Fund as of February 28, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
April 27, 2007

22

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Institutional Treasury Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

23

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and

24

ADDITIONAL INFORMATION (unaudited) continued

other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds gener-

25

ADDITIONAL INFORMATION (unaudited) continued

ally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

The Trustees noted that the Fund had issued shares in several different classes and that each class bears different fees and expenses related to distribution and shareholder services. The Trustees noted that the share class with the lowest expense ratio had performed favorably compared to its Lipper peer group over the one-year period ended May 31, 2006. EIMC reported to the Trustees its view that the relative underperformance of the other share classes was principally due to differences in expense ratios from share class to share class.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted

26

ADDITIONAL INFORMATION (unaudited) continued

that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

565578 rv4 4/2007

Evergreen Institutional U.S. Government Money Market Fund

Evergreen

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Annual Report
as of February 28, 2007

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
22	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
23	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Institutional U.S. Government Money Market Fund covering the twelve-month period ended February 28, 2007.

A growing sense of confidence led to positive returns in both the domestic fixed-income and equity markets for the fiscal year. As the period progressed, investor sentiment was sustained by the combination of receding prices of world commodities and the Federal Reserve Board’s policy to leave short-term interest rates unchanged starting in August 2006. In the fixed-income market, corporate securities performed particularly well, supported by a growing economy and improving business profitability. The steady rise in corporate earnings helped generate solid returns in the equity market, despite some short-term volatility.

While Gross Domestic Product grew by a rate of 3.3% for 2006, the expansion moderated in the second half of the year as economic activity increased at a 2.0% pace in the third quarter and at a 2.5% pace in the final quarter of the calendar year. The deceleration in the economy during the second half of 2006 was most evident in the housing and automotive industries. While overall personal consumption and manufacturing activity increased, growth in business investment fell short of early

1

LETTER TO SHAREHOLDERS continued

optimistic forecasts. However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion. We held to that opinion despite the major sell-off that hit the equity market in the closing days of February, viewing this market pullback as a temporary episode.

Over the twelve-month period, shorter-term fixed income strategies, including money market funds, tended to fare well. In this environment, the management teams of Evergreen’s money market funds continued to focus on capital preservation and competitive income. After short-term rates increased early in 2006, money market fund managers were able to take advantage of new opportunities to increase yields and returns.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE
as of February 28, 2007

MANAGEMENT TEAM
Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Managers:
• J. Kellie Allen
• Bryan K. White, CFA
• Sheila Nye

PERFORMANCE AND RETURNS*
Portfolio inception date: 10/1/1999

					Lipper
					Institutional	Merrill
					U.S.	Lynch
			Institutional		Government	3-Month
	Institutional	Investor	Service	Participant	Money	U.S.
	Shares	Shares	Shares	Shares	Markets	Treasury
	(Class I)	(Class IN)	(Class IS)	(Class P)	Median	Bill Index†

Class inception date	10/1/1999	5/1/2001	10/1/1999	5/1/2001

Nasdaq symbol	EGIXX	EGNXX	EGSXX	EGPXX

Average annual
return

1-year	4.95%	4.84%	4.69%	4.42%	4.91%	5.01%

5-year	2.41%	2.31%	2.16%	1.90%	2.31%	2.53%

Since portfolio
inception	3.21%	3.13%	2.95%	2.81%	3.10%	3.34%

7-day annualized
yield	5.06%	4.96%	4.81%	4.55%	N/A	N/A

30-day annualized
yield	5.04%	4.94%	4.80%	4.54%	N/A	N/A

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation. As of February 28, 2007, there were 158 funds in the Lipper Institutional U.S. Government Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes IN and P prior to their inception is based on the performance of Class I, one of the original classes offered along with Class IS. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect without which, returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued
7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

† Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 28, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 to February 28, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2006	2/28/2007	Period*

Actual
Class I	$ 1,000.00	$ 1,025.17	$ 1.26
Class IN	$ 1,000.00	$ 1,024.67	$ 1.76
Class IS	$ 1,000.00	$ 1,023.91	$ 2.46
Class P	$ 1,000.00	$ 1,022.63	$ 3.76
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,023.55	$ 1.25
Class IN	$ 1,000.00	$ 1,023.06	$ 1.76
Class IS	$ 1,000.00	$ 1,022.36	$ 2.46
Class P	$ 1,000.00	$ 1,021.08	$ 3.76

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.25% for Class I, 0.35% for Class IN, 0.49% for Class IS and 0.75% for Class P), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS I	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	(0.05)	(0.03)	(0.01)	(0.01)	(0.02)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.95%	3.31%	1.41%	0.94%	1.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$472,397	$695,920	$695,666	$864,852	$719,820
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.23%	0.23%	0.23%	0.22%	0.21%
Expenses excluding waivers/reimbursements and expense reductions	0.23%	0.23%	0.23%	0.22%	0.22%
Net investment income (loss)	4.82%	3.34%	1.37%	0.92%	1.53%

1 Year ended February 29.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IN	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.05)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.84%	3.20%	1.31%	0.84%	1.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,061	$150,371	$6,780	$9,622	$11,316
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.32%	0.33%	0.33%	0.31%	0.32%
Expenses excluding waivers/reimbursements and expense reductions	0.32%	0.33%	0.33%	0.31%	0.33%
Net investment income (loss)	4.42%	3.56%	1.31%	0.80%	1.13%

1 Year ended February 29.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IS	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.05)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.69%	3.05%	1.16%	0.69%	1.26%

Ratios and supplemental data
Net assets, end of period (thousands)	$33,257	$140,087	$228,903	$172,304	$239,264
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.48%	0.47%	0.48%	0.47%	0.46%
Expenses excluding waivers/reimbursements and expense reductions	0.48%	0.47%	0.48%	0.47%	0.47%
Net investment income (loss)	4.63%	2.93%	1.22%	0.67%	1.28%

1 Year ended February 29.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS P	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.04	0.03	0.01	0	0.01

Distributions to shareholders from
Net investment income	(0.04)	(0.03)	(0.01)	0[2]	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.42%	2.79%	0.90%	0.44%	1.01%

Ratios and supplemental data
Net assets, end of period (thousands)	$46,348	$259,175	$245,030	$298,590	$298,567
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.73%	0.73%	0.73%	0.72%	0.71%
Expenses excluding waivers/reimbursements and expense reductions	0.73%	0.73%	0.73%	0.72%	0.72%
Net investment income (loss)	4.17%	2.79%	0.88%	0.42%	0.97%

1 Year ended February 29.
2 Amount represents less than $0.005 per share.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

February 28, 2007	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 63.4%
FFCB, FRN, 5.375%, 08/28/2007	$ 50,000,000	$ 50,000,000
FHLB:
5.30%, 10/26/2007	8,800,000	8,799,424
FRN:
5.22%, 04/05/2007 (n)	75,000,000	74,997,174
5.24%, 05/02/2007 (n)	75,000,000	74,998,701
5.36%, 02/29/2008 (n)	35,000,000	35,000,000
FHLMC:
5.25%, 12/26/2007	10,000,000	10,000,000
5.30%, 02/06/2008	5,530,000	5,529,500
FNMA:
5.29%, 04/10/2007 (n)	40,000,000	39,769,555
5.32%, 04/01/2007 – 06/01/2007 (n)	55,000,000	54,620,658

Total U.S. Government & Agency Obligations (cost $353,715,012)		353,715,012

REPURCHASE AGREEMENTS ^ 39.1%
Bank of America Corp., 5.31%, dated 2/28/2007, maturing 3/1/2007,
maturity value $80,011,800 (1)	80,000,000	80,000,000
Deutsche Bank AG, 5.32%, dated 2/28/2007, maturing 3/1/2007, maturity
value $80,011,822 (2)	80,000,000	80,000,000
State Street Corp., 5.16%, dated 2/28/2007, maturing 3/1/2007, maturity
value $58,163,166 (3)	58,154,830	58,154,830

Total Repurchase Agreements (cost $218,154,830)		218,154,830

Total Investments (cost $571,869,842) 102.5%		571,869,842
Other Assets and Liabilities (2.5%)		(13,806,993)

Net Assets 100.0%		$ 558,062,849

(n)	Zero coupon bond. Rate shown represents the yield to maturity at date of purchase.
^	Collateralized by:
(1) $37,425,000 FHLB, 4.875%, 3/12/2010, value including accrued interest is $38,418,228; $7,766,000 FNMA,
4.00%, 1/26/2009, value including accrued interest is $7,684,422; $35,309,000 FHLMC, 0.00% to 5.10%,
7/24/2007 to 12/29/2011, value including accrued interest is $35,497,723.
(2) $46,890,000 FHLB, 4.875%, 11/18/2011, value including accrued interest is $47,896,904; $33,253,000 FNMA,
5.73%, 1/22/2037, value including accrued interest is $33,703,246.
(3) $10,800,000 U.S. Treasury Bills, 0.00%, 5/10/2007 to 8/2/2007, value is $10,592,065; $49,035,000 U.S. Treasury
Note, 3.25%, 8/15/2007, value including accrued interest is $48,904,624.

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued
February 28, 2007

Summary of Abbreviations

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

The following table shows the percent of total investments by credit quality as of February 28, 2007 (unaudited):
Tier 1	100%

The following table shows the percent of total investments by maturity as of February 28, 2007 (unaudited):
1 day	38.2%
8-60 days	27.0%
61-120 days	15.7%
121-240 days	10.3%
241+ days	8.8%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007

Assets
Investments in securities	$ 353,715,012
Investments in repurchase agreements	218,154,830

Investments at amortized cost	571,869,842
Receivable for Fund shares sold	68,880
Interest receivable	2,349,137
Prepaid expenses and other assets	45,647

Total assets	574,333,506

Liabilities
Dividends payable	1,403,950
Payable for securities purchased	14,801,433
Advisory fee payable	1,832
Distribution Plan expenses payable	877
Due to other related parties	7,870
Accrued expenses and other liabilities	54,695

Total liabilities	16,270,657

Net assets	$ 558,062,849

Net assets represented by
Paid-in capital	$ 557,898,158
Undistributed net investment income	698,222
Accumulated net realized losses on investments	(533,531)

Total net assets	$ 558,062,849

Net assets consists of
Class I	$ 472,397,147
Class IN	6,060,662
Class IS	33,257,343
Class P	46,347,697

Total net assets	$ 558,062,849

Shares outstanding (unlimited number of shares authorized)
Class I	472,260,218
Class IN	6,039,026
Class IS	33,226,269
Class P	46,364,861

Net asset value per share
Class I	$ 1.00
Class IN	$ 1.00
Class IS	$ 1.00
Class P	$ 1.00

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS
Year Ended February 28, 2007

Investment income
Interest	$ 43,952,755

Expenses
Advisory fee	1,048,086
Distribution Plan expenses
Class IN	41,915
Class IS	546,193
Class P	506,264
Class RV (a)	2,182
Class RC (a)	1,392
Administrative services fee	524,043
Transfer agent fees	42,327
Trustees’ fees and expenses	19,237
Printing and postage expenses	17,539
Custodian and accounting fees	220,089
Registration and filing fees	76,698
Professional fees	34,114
Other	42,453

Total expenses	3,122,532
Less: Expense reductions	(20,995)

Net expenses	3,101,537

Net investment income	40,851,218

Net realized gains on investments	6,892

Net increase in net assets resulting from operations	$ 40,858,110

(a) Effective at the close of business on December 15, 2006, Class RV and Class RC shares of the Fund were liquidated.

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2007 (a)		2006

Operations
Net investment income	$ 40,851,218		$ 39,184,525
Net realized gains or losses
on investments	6,892		(455,137)

Net increase in net assets resulting
from operations	40,858,110		38,729,388

Distributions to shareholders from
Net investment income
Class I	(24,531,107)		(24,074,844)
Class IN	(1,831,479)		(2,064,739)
Class IS	(10,063,333)		(5,833,405)
Class P	(4,178,944)		(6,760,166)
Class RV	(13,482)		(26,792)
Class RC	(7,168)		(23,959)

Total distributions to shareholders	(40,625,513)		(38,783,905)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	6,344,657,455	6,344,657,455	6,149,867,261	6,149,867,261
Class IN	274,920,602	274,920,602	507,240,047	507,240,047
Class IS	915,577,383	915,577,383	1,660,679,187	1,660,679,187
Class P	97,004,554	97,004,554	348,129,343	348,129,343
Class RV	1,747,098	1,747,098	5,050,340	5,050,340
Class RC	146,941	146,941	3,377,316	3,377,316

	7,634,054,033		8,674,343,494

Net asset value of shares issued in
reinvestment of distributions
Class I	4,443,962	4,443,962	2,441,124	2,441,124
Class IN	149,252	149,252	108,169	108,169
Class IS	7,398,180	7,398,180	149,491	149,491
Class P	1,164,916	1,164,916	0	0
Class RC	0	0	1,596	1,596

	13,156,310		2,700,380

Payment for shares redeemed
Class I	(6,572,751,660)	(6,572,751,660)	(6,152,050,648)	(6,152,050,648)
Class IN	(419,399,764)	(419,399,764)	(363,760,434)	(363,760,434)
Class IS	(1,029,852,447)	(1,029,852,447)	(1,749,625,630)	(1,749,625,630)
Class P	(311,036,239)	(311,036,239)	(333,949,476)	(333,949,476)
Class RV	(2,389,027)	(2,389,027)	(5,279,333)	(5,279,333)
Class RC	(783,159)	(783,159)	(3,437,083)	(3,437,083)

	(8,336,212,296)		(8,608,102,604)

Net increase (decrease) in
net assets resulting from
capital share transactions	(689,001,953)		68,941,270

Total increase (decrease) in
net assets	(688,769,356)		68,886,753
Net assets
Beginning of period	1,246,832,205		1,177,945,452

End of period	$ 558,062,849		$ 1,246,832,205

Undistributed net investment income	$ 698,222		$ 472,517

(a) Effective at the close of business on December 15, 2006, Class RV and Class RC shares of the Fund were liquidated.

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional U.S. Government Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund currently offers Institutional (“Class I”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

The Fund no longer offers Reserve (“Class RV”) and Resource (“Class RC”) classes of shares. Effective at the close of business on December 15, 2006, Class RV and Class RC shares of the Fund were liquidated and any remaining shareholder balances were redeemed.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

16

NOTES TO FINANCIAL STATEMENTS continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.12% and declining to 0.10% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

17

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

On February 28, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2007, the Fund had $533,500 in capital loss carryovers for federal income tax purposes with $85,286 expiring in 2013, $384,732 expiring in 2014 and $63,482 expiring in 2015.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 28, 2007, the Fund incurred and will elect to defer post-October losses of $31.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2007, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $698,222 and capital loss carryover and post-October loss in the amount of $533,531.

The tax character of distributions paid were $40,625,513 and $38,783,905 of ordinary income for the years ended February 28, 2007 and February 28, 2006, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at

18

NOTES TO FINANCIAL STATEMENTS continued

0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09%. During the year ended February 28, 2007, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of

19

NOTES TO FINANCIAL STATEMENTS continued

Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair

20

NOTES TO FINANCIAL STATEMENTS continued

value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional U.S. Government Money Market Fund, a series of the Evergreen Select Money Market Trust, as of February 28, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional U.S. Government Money Market Fund as of February 28, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
April 27, 2007

22

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Institutional U.S. Government Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

23

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required

24

ADDITIONAL INFORMATION (unaudited) continued

to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but

25

ADDITIONAL INFORMATION (unaudited) continued

considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

The Trustees noted that the Fund had issued shares in several different classes and that each class bears different fees and expenses related to distribution and shareholder services. The Trustees noted that the share class with the lowest expense ratio had performed favorably compared to its Lipper peer group over the one-year period ended May 31, 2006. EIMC reported to the Trustees its view that the relative underperformance of the other share classes was principally due to differences in expense ratios from share class to share class.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other

26

ADDITIONAL INFORMATION (unaudited) continued

things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $312 billion in assets as of March 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**— Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**— Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

565579 rv4 4/2007

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565579 rv4     4/2007

Evergreen Prime Cash Management Money Market Fund

Evergreen

PRIME CASH MANAGEMENT MONEY MARKET FUND

Annual Report
as of February 28, 2007

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
25	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
26	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Prime Cash Management Money Market Fund covering the twelve-month period ended February 28, 2007.

A growing sense of confidence led to positive returns in both the domestic fixed-income and equity markets for the fiscal year. As the period progressed, investor sentiment was sustained by the combination of receding prices of world commodities and the Federal Reserve Board’s policy to leave short-term interest rates unchanged starting in August 2006. In the fixed-income market, corporate securities performed particularly well, supported by a growing economy and improving business profitability. The steady rise in corporate earnings helped generate solid returns in the equity market, despite some short-term volatility.

While Gross Domestic Product grew by a rate of 3.3% for 2006, the expansion moderated in the second half of the year as economic activity increased at a 2.0% pace in the third quarter and at a 2.5% pace in the final quarter of the calendar year. The deceleration in the economy during the second half of 2006 was most evident in the housing and automotive industries. While overall personal consumption and manufacturing activity increased, growth in business investment fell short of early

1

LETTER TO SHAREHOLDERS continued

optimistic forecasts. However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion. We held to that opinion despite the major sell-off that hit the equity market in the closing days of February, viewing this market pullback as a temporary episode.

Over the twelve-month period, shorter-term fixed income strategies, including money market funds, tended to fare well. In this environment, the management teams of Evergreen’s money market funds continued to focus on capital preservation and competitive income. After short-term rates increased early in 2006, money market fund managers were able to take advantage of new opportunities to increase yields and returns.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of February 28, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen
• Bryan K. White, CFA
• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 12/2/1993

	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)

Class inception date	12/2/1993	6/13/2003

Nasdaq symbol	EPRXX	EADXX

Average annual return

1-year	5.15%	5.10%

5-year	2.52%	2.48%

10-year	3.88%	3.86%

7-day annualized yield	5.21%	5.16%

30-day annualized yield	5.20%	5.15%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation. As of February 28, 2007, there were 378 funds in the Lipper Institutional Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, IS and P prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class I is based on the performance of the Institutional shares of the fund’s predecessor fund, Wachovia Prime Cash Management Fund. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

			Lipper	Merrill Lynch
			Institutional	3-Month
Investor	Institutional	Participant	Money	U.S.
Shares	Service Shares	Shares	Markets	Treasury
(Class IN)	(Class IS)	(Class P)	Median	Bill Index†

6/13/2003	6/13/2003	6/13/2003

ESNXX	ESSXX	ERPXX

5.05%	4.89%	4.63%	4.94%	5.01%

2.45%	2.33%	2.14%	2.34%	2.53%

3.84%	3.78%	3.68%	3.70%	3.80%

5.11%	4.96%	4.71%	N/A	N/A

5.10%	4.95%	4.70%	N/A	N/A

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

† Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 28, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 to February 28, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2006	2/28/2007	Period*

Actual
Class I	$ 1,000.00	$ 1,026.04	$ 1.00
Class AD	$ 1,000.00	$ 1,025.79	$ 1.21
Class IN	$ 1,000.00	$ 1,025.53	$ 1.51
Class IS	$ 1,000.00	$ 1,024.77	$ 2.26
Class P	$ 1,000.00	$ 1,023.51	$ 3.51
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,023.80	$ 1.00
Class AD	$ 1,000.00	$ 1,023.60	$ 1.20
Class IN	$ 1,000.00	$ 1,023.31	$ 1.51
Class IS	$ 1,000.00	$ 1,022.56	$ 2.26
Class P	$ 1,000.00	$ 1,021.32	$ 3.51

*  For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.20% for Class I, 0.24% for Class AD, 0.30% for Class IN, 0.45% for Class IS and 0.70% for Class P), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,					Year Ended
						November 30,
CLASS I	2007	2006	2005	2004[1]	2003[2]	2002[3]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01	0	0.02

Distributions to shareholders from
Net investment income	(0.05)	(0.03)	(0.01)	(0.01)	0[4]	(0.02)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	5.15%	3.40%	1.47%	1.00%	0.34%	1.83%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,885,124	$1,628,761	$1,326,061	$1,435,550	$1,763,107	$1,716,949
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.20%	0.24%	0.24%	0.22%	0.18%[5]	0.18%
Expenses excluding waivers/reimbursements
and expense reductions	0.30%	0.31%	0.34%	0.41%	0.38%[5]	0.38%
Net investment income (loss)	5.12%	3.42%	1.47%	1.00%	1.37%[5]	1.80%

1 Year ended February 29.

2 For the three months ended February 28, 2003. The Fund changed its fiscal year end from November 30 to February 28, effective February 28, 2003.

3 As of the close of business on June 7, 2002, the Fund acquired the net assets of Wachovia Prime Cash Management Fund (“Wachovia Fund”). Wachovia Fund was the accounting and performance survivor in this transaction . The financial highlights for the period prior to June 10, 2002 are those of Wachovia Fund.

4 Amount represents less than $0.005 per share.

5 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS AD	2007	2006	2005	2004[1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.05[2]	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return	5.10%	3.35%	1.42%	0.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 1	$ 1	$ 1	$ 6
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.25%	0.29%	0.28%	0.07%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.35%	0.36%	0.38%	0.26%[3]
Net investment income (loss)	5.11%	3.30%	1.23%	0.22%[3]

1 For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IN	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	5.05%	3.30%	1.37%	0.57%

Ratios and supplemental data
Net assets, end of period (thousands)	$17,838	$20,792	$37,096	$42,113
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.29%	0.34%	0.34%	0.33%[2]
Expenses excluding waivers/reimbursements and expense reductions	0.39%	0.41%	0.44%	0.52%[2]
Net investment income (loss)	4.92%	3.25%	1.40%	0.81%[2]

1 For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IS	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.89%	3.15%	1.22%	0.47%

Ratios and supplemental data
Net assets, end of period (thousands)	$301,367	$195,900	$176,338	$115,373
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.44%	0.49%	0.49%	0.49%[2]
Expenses excluding waivers/reimbursements and expense reductions	0.54%	0.56%	0.59%	0.68%[2]
Net investment income (loss)	4.81%	3.16%	1.32%	0.67%[2]

1 For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS P	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0

Distributions to shareholders from
Net investment income	(0.05)	(0.03)	(0.01)	0[2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.63%	2.89%	0.96%	0.29%

Ratios and supplemental data
Net assets, end of period (thousands)	$28,973	$22,927	$24,043	$34,032
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.69%	0.74%	0.74%	0.74%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.79%	0.81%	0.84%	0.93%[3]
Net investment income (loss)	4.47%	2.84%	0.92%	0.42%[3]

1 For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2 Amount represents $0.005 per share.

3 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

February 28, 2007

	Principal
	Amount	Value

ASSET-BACKED SECURITIES 1.1%
Carlyle Loan Investment, Ltd., Ser. 2006-4, Class 1, FRN, 5.37%, 03/15/2007
144A + (cost $45,000,000)	$ 45,000,000	$45,000,000

CERTIFICATES OF DEPOSIT 10.8%
Barclays Bank plc, 5.28%, 03/05/2007	50,000,000	49,997,703
Credit Suisse First Boston Corp.:
5.01%, 03/07/2007	13,000,000	13,000,000
5.41%, 03/07/2007	40,000,000	40,000,000
Deutsche Bank AG:
5.37%, 05/25/2007	25,000,000	25,000,000
5.40%, 05/25/2007	50,000,000	50,000,000
First Tennessee Bank, 5.28%, 03/23/2007	85,000,000	85,000,000
Royal Bank of Canada:
5.42%, 02/07/2008	50,000,000	50,000,000
5.52%, 03/02/2007	45,000,000	45,000,000
SunTrust Banks, Inc., 5.29%, 03/19/2007	76,420,000	76,426,655
U.S. Trust Co. of New York, 5.35%, 03/12/2007	25,000,000	25,000,000

Total Certificates of Deposit (cost $459,424,358)		459,424,358

COMMERCIAL PAPER 42.9%
Asset-Backed 41.8%
Amstel Funding Corp., 5.25%, 04/16/2007	100,000,000	99,329,167
Anglesea Funding, LLC:
5.24%, 03/12/2007	35,000,000	34,944,015
5.28%, 03/16/2007	10,000,000	9,978,000
5.29%, 03/06/2007	40,000,000	39,970,611
5.31%, 03/01/2007	50,000,000	50,000,000
Barton Capital Corp.:
5.27%, 03/12/2007	75,000,000	74,879,229
5.28%, 03/02/2007	43,000,000	42,993,693
Berkeley Square Finance, LLC, 5.28%, 03/08/2007	50,620,000	50,568,030
Broadhollow Funding, LLC, 5.28%, 03/23/2007	22,000,000	21,929,013
Chesham Finance, LLC, 5.33%, 03/01/2007	107,000,000	107,000,000
Citius I Funding, LLC, 5.28%, 03/19/2007	24,791,000	24,725,552
Compass Securitization, LLC, 5.28%, 03/09/2007	14,740,000	14,722,705
East Fleet Finance, LLC:
5.28%, 03/12/2007	77,254,000	77,129,364
5.29%, 03/15/2007	24,191,000	24,141,234
Ebury Finance, LLC, 5.29%, 03/13/2007	75,000,000	74,867,750
Fairway Finance Corp., 5.27%, 03/16/2007	21,073,000	21,026,727
Gemini Securitization Corp.:
5.26%, 03/12/2007	34,000,000	33,945,354
5.27%, 03/27/2007	75,000,000	74,714,542
Giro Balanced Funding Corp., 5.28%, 03/15/2007	50,000,000	49,897,333
Greyhawk Funding, LLC:
5.27%, 04/04/2007	27,450,000	27,384,520
5.28%, 03/15/2007	55,815,000	55,700,393

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Lake Constance Funding, LLC, 5.21%, 04/10/2007	$ 19,500,000	$19,387,225
Mainsail II, LLC, 5.26%, 05/23/2007	25,000,000	24,697,108
Ormond Quay Funding, LLC:
5.27%, 03/14/2007	33,828,000	33,763,623
5.27%, 03/16/2007	79,500,000	79,325,431
Paradigm Funding, LLC, 5.27%, 03/15/2007	33,000,000	32,932,368
Park Granada, LLC, 5.29%, 03/21/2007	40,132,000	40,014,168
Scaldis Capital, LLC, 5.27%, 03/28/2007	29,307,000	29,191,164
Sheffield Receivables Corp., 5.23%, 03/02/2007	11,387,000	11,385,346
Stratford Receivables Co., LLC:
5.28%, 03/02/2007	30,000,000	29,995,600
5.29%, 03/01/2007	50,000,000	50,000,000
5.29%, 03/07/2007	30,000,000	29,973,550
Thames Asset Global Securitization, Inc., 5.27%, 03/08/2007	57,270,000	57,211,314
Thornburg Mortgage Capital Resources, LLC:
5.28%, 03/30/2007	25,000,000	24,893,667
5.29%, 04/04/2007	135,000,000	134,618,026
Thunder Bay Funding, LLC, 5.27%, 03/02/2007	66,073,000	66,063,328
Ticonderoga Funding, LLC, 5.27%, 03/22/2007	98,169,000	97,867,213

		1,771,166,363

Consumer Finance 1.1%
Ford Motor Credit Co., 5.27%, 05/04/2007	45,000,000	44,578,400

Total Commercial Paper (cost $1,815,744,763)		1,815,744,763

CORPORATE BONDS 29.9%
Capital Markets 7.1%
Bear Stearns Cos., FRN:
5.31%, 03/14/2007	100,000,000	100,000,000
5.33%, 03/01/2007	25,000,000	25,000,000
Credit Suisse First Boston Corp., 5.36%, 01/16/2008	50,000,000	50,000,000
Merrill Lynch & Co., Inc., FRN:
5.30%, 03/26/2007	100,000,000	100,000,000
5.33%, 03/15/2007	25,000,000	25,000,000

		300,000,000

Commercial Banks 5.5%
First Tennessee Bank, FRN, 5.33%, 03/19/2007 144A	40,000,000	40,001,543
Marshall & Ilsley Co., 5.16%, 12/17/2007	145,000,000	144,846,562
Royal Bank of Canada, 5.40%, 10/16/2007	50,000,000	50,000,000

		234,848,105

Consumer Finance 10.5%
American Express Co., FRN:
5.29%, 03/06/2007	25,000,000	25,000,000
5.29%, 03/12/2007	50,000,000	50,000,000

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

CORPORATE BONDS continued
Consumer Finance continued
American Honda Motor Corp., FRN, 5.29%, 03/20/2007 144A	$ 50,000,000	$50,000,000
Beta Finance, Inc., FRN, 5.55%, 03/06/2007 144A	70,000,000	70,000,000
BMW U.S. Capital Corp., LLC, FRN, 5.31%, 03/05/2007	40,000,000	40,000,000
General Electric Capital Corp.:
5.00%, 06/15/2007	26,025,000	25,988,821
FRN:
5.28%, 03/26/2007	45,000,000	45,000,000
5.45%, 03/19/2007	40,000,000	40,000,000
Toyota Motor Credit Corp., FRN, 5.30%, 03/01/2007	100,000,000	100,000,000

		445,988,821

Diversified Consumer Services 0.2%
AARP, FRN, 5.35%, 03/01/2007	10,000,000	10,000,000

Diversified Financial Services 4.8%
CC USA, Inc., FRN, 5.55%, 03/06/2007 144A	75,000,000	75,000,000
SF Tarns, LLC, FRN, 5.36%, 03/01/2007	16,280,000	16,280,000
Sigma Finance, Inc.:
5.40%, 05/14/2007 144A	15,000,000	15,000,000
5.40%, 10/16/2007 144A	35,000,000	35,000,000
FRN, 5.56%, 03/06/2007 144A	60,000,000	60,000,000

		201,280,000

Food & Staples Retailing 0.6%
Wal-Mart Stores, Inc., 5.88%, 06/01/2007	25,000,000	25,030,687

Insurance 1.2%
Allstate Corp., FRN, 5.31%, 03/27/2007	25,000,000	25,000,000
Genworth Financial, Inc., FRN, 5.31%, 03/11/2007 144A	25,000,000	25,000,000

		50,000,000

Total Corporate Bonds (cost $1,267,147,613)		1,267,147,613

FUNDING AGREEMENTS 2.7%
Metropolitan Life Funding Agreement, 5.43%, 04/16/2007 +	25,000,000	25,000,000
New York Life Funding Agreement, 5.38%, 03/01/2007 +	25,000,000	25,000,000
Transamerica Occidental Funding Agreement:
5.51%, 03/01/2007 +	50,000,000	50,000,000
5.52%, 03/01/2007 +	15,000,000	15,000,000

Total Funding Agreements (cost $115,000,000)		115,000,000

YANKEE OBLIGATIONS - CORPORATE 5.7%
Commercial Banks 4.1%
Bank of Ireland, FRN, 5.30%, 03/19/2007 144A	50,000,000	50,000,000
HBOS plc, FRN, 5.43%, 05/21/2007 144A	50,000,000	50,000,000
HSH Nordbank AG, FRN, 5.33%, 03/21/2007 144A	75,000,000	75,000,000

		175,000,000

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 28, 2007

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
Diversified Financial Services 1.6%
Abbey National Treasury Service, FRN, 5.35%, 04/24/2007	$ 30,000,000	$29,999,051
Calyon, 5.40%, 11/13/2007 144A	35,000,000	35,000,000

		64,999,051

Total Yankee Obligations - Corporate (cost $239,999,051)		239,999,051

TIME DEPOSITS 6.7%
Deutsche Bank AG, 5.38%, 03/01/2007	75,000,000	75,000,000
Societe Generale, 5.35%, 03/01/2007	100,000,000	100,000,000
State Street Corp., 5.19%, 03/01/2007	58,131,997	58,131,997
SunTrust Banks, Inc., 5.32%, 01/31/2008	50,000,000	50,000,000

Total Time Deposits (cost $283,131,997)		283,131,997

	Shares	Value

MUTUAL FUND SHARES 0.0%
CitiFunds Institutional Cash Reserves Portfolio, Class L, 5.18% q	1,081,916	1,081,916
Federated Prime Value Obligations Fund, Class IS, 5.23% q	275,796	275,796
Federated U.S. Treasury Cash Reserves Fund, Class IS, 4.90% q	62,211	62,211

Total Mutual Fund Shares (cost $1,419,923)		1,419,923

Total Investments (cost $4,226,867,705) 99.8%		4,226,867,705
Other Assets and Liabilities 0.2%		6,434,757

Net Assets 100.0%		$ 4,233,302,462

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.

Summary of Abbreviations
FRN	Floating Rate Note

The following table shows the percent of total investments by credit quality as of February 28, 2007 (unaudited):

Tier 1	99.0%
Tier 2	1.0%

100.0%

The following table shows the percent of total investments by maturity as of February 28, 2007 (unaudited):

1 day	16.1%
2-7 days	15.1%
8-60 days	52.8%
61-120 days	6.2%
121-240 days	2.0%
241+ days	7.8%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007

Assets
Investments at amortized cost	$4,226,867,705
Interest receivable	16,200,002
Prepaid expenses and other assets	148,801

Total assets	4,243,216,508

Liabilities
Dividends payable	9,627,292
Advisory fee payable	8,826
Distribution Plan expenses payable	2,508
Due to other related parties	52,210
Accrued expenses and other liabilities	223,210

Total liabilities	9,914,046

Net assets	$4,233,302,462

Net assets represented by
Paid-in capital	$4,233,956,657
Undistributed net investment income	147,382
Accumulated net realized losses on investments	(801,577)

Total net assets	$4,233,302,462

Net assets consists of
Class I	$3,885,123,865
Class AD	1,130
Class IN	17,837,619
Class IS	301,366,954
Class P	28,972,894

Total net assets	$4,233,302,462

Shares outstanding (unlimited number of shares authorized)
Class I	3,885,621,614
Class AD	1,130
Class IN	17,857,651
Class IS	301,450,028
Class P	28,982,525

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Year Ended February 28, 2007

Investment income
Interest	$211,870,477

Expenses
Advisory fee	7,702,281
Distribution Plan expenses
Class AD	236
Class IN	17,505
Class IS	636,393
Class P	73,777
Class RV (a)	7,676
Class RC (a)	312
Administrative services fee	2,396,080
Transfer agent fees	112,517
Trustees’ fees and expenses	53,988
Printing and postage expenses	30,003
Custodian and accounting fees	1,089,853
Registration and filing fees	238,064
Professional fees	69,800
Other	75,861

Total expenses	12,504,346
Less: Expense reductions	(123,186)
Fee waivers	(3,956,453)

Net expenses	8,424,707

Net investment income	203,445,770

Net realized losses on investments	(103,272)

Net increase in net assets resulting from operations	$203,342,498

(a) Effective at the close of business on December 15, 2006, Class RV and Class RC shares of the Fund were liquidated.

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2007 (a)		2006

Operations
Net investment income		$203,445,770		$54,650,714
Net realized losses on investments		(103,272)		(595,238)

Net increase in net assets resulting
from operations		203,342,498		54,055,476

Distributions to shareholders from
Net investment income
Class I		(189,496,741)		(45,306,767)
Class AD		(24,107)		(35)
Class IN		(862,602)		(1,417,349)
Class IS		(12,235,648)		(7,176,405)
Class P		(660,277)		(622,259)
Class RV		(45,402)		(120,894)
Class RC		(1,636)		(1,120)

Total distributions to shareholders		(203,326,413)		(54,644,829)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	30,026,758,326	30,026,758,326	8,860,389,977	8,860,389,977
Class AD	2,906,305	2,906,305	0	0
Class IN	148,581,705	148,581,705	234,393,247	234,393,247
Class IS	2,099,697,884	2,099,697,884	1,845,933,207	1,845,933,207
Class P	74,644,666	74,644,666	86,016,550	86,016,550
Class RV	17,323,443	17,323,443	92,520,663	92,520,663
Class RC	1,244,325	1,244,325	1,608,285	1,608,285

		32,371,156,654		11,120,861,929

Net asset value of shares issued
in reinvestment of distributions
Class I	81,805,424	81,805,424	8,400,759	8,400,759
Class AD	17,889	17,889	35	35
Class IN	362,224	362,224	97,330	97,330
Class IS	679,230	679,230	43,763	43,763
Class P	314,193	314,193	0	0
Class RC	546	546	0	0

		83,179,506		8,541,887

Payment for shares redeemed
Class I	(27,852,217,763)	(27,852,217,763)	(8,565,612,022)	(8,565,612,022)
Class AD	(2,924,138)	(2,924,138)	0	0
Class IN	(151,897,329)	(151,897,329)	(250,776,003)	(250,776,003)
Class IS	(1,994,908,436)	(1,994,908,436)	(1,826,334,253)	(1,826,334,253)
Class P	(68,912,169)	(68,912,169)	(87,124,440)	(87,124,440)
Class RV	(21,200,530)	(21,200,530)	(94,923,848)	(94,923,848)
Class RC	(1,254,763)	(1,254,763)	(1,619,404)	(1,619,404)

		(30,093,315,128)		(10,826,389,970)

Net increase in net assets resulting
from capital share transactions		2,361,021,032		303,013,846

Total increase in net assets		2,361,037,117		302,424,493
Net assets
Beginning of period		1,872,265,345		1,569,840,852

End of period		$4,233,302,462		$1,872,265,345

Undistributed net investment income		$147,382		$28,218

(a) Effective at the close of business on December 15, 2006, Class RV and Class RC shares of the Fund were liquidated.

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Prime Cash Management Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund currently offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

The Fund no longer offers Reserve (“Class RV”) and Resource (“Class RC”) classes of shares. Effective at the close of business on December 15, 2006, Class RV and Class RC shares of the Fund were liquidated and any remaining shareholder balances were redeemed.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

19

NOTES TO FINANCIAL STATEMENTS continued

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended February 28, 2007, the following amounts were reclassified:

Undistributed net investment income	$ (193)
Accumulated net realized losses on investments	193

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.20% and declining to 0.15% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended February 28, 2007, EIMC voluntarily waived its advisory fee in the amount of $3,956,453.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

20

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

5. SECURITIES TRANSACTIONS

On February 28, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2007, the Fund had $800,115 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2010	2011	2012	2013	2014	2015

$143	$40,707	$1,217	$25,697	$21,179	$580,777	$130,395

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 28, 2007, the Fund incurred and will elect to defer post-October losses of $1,462.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2007, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $147,382 and capital loss carryovers and post-October losses in the amount of $801,577.

The tax character of distributions paid were $203,326,413 and $54,644,829 of ordinary income for the years ended February 28, 2007 and February 28, 2006, respectively.

21

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended February 28, 2007, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess

22

NOTES TO FINANCIAL STATEMENTS continued

of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

23

NOTES TO FINANCIAL STATEMENTS continued

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Prime Cash Management Money Market Fund, a series of the Evergreen Select Money Market Trust, as of February 28, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Prime Cash Management Money Market Fund as of February 28, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
April 27, 2007

25

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Prime Cash Management Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

26

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and

27

ADDITIONAL INFORMATION (unaudited) continued

other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were

28

ADDITIONAL INFORMATION (unaudited) continued

appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

The Trustees noted that the Fund had issued shares in several different classes and that each class bears different fees and expenses related to distribution and shareholder services. The Trustees noted that the share class with the lowest expense ratio had performed favorably compared to its Lipper peer group over the one-year period ended May 31, 2006. EIMC reported to the Trustees its view that the relative underperformance of the other share classes was principally due to differences in expense ratios from share class to share class.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the prof-

29

ADDITIONAL INFORMATION (unaudited) continued

itability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

[1] Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.
Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
[2] Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

565580  rv4   4/2007

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III, K. Dun Gifford and Patricia B. Norris have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the six series of the Registrant’s annual financial statements for the fiscal years ended February 28, 2007 and February 28, 2006, and fees billed for other services rendered by KPMG LLP.

	2007	2006
Audit fees	$148,100	$156,602
Audit-related fees	0	0
Tax fees (1)	2,784	3,125
Non-audit fees (2)	833,367	805,575
All other fees	0	0

	$984,251	$965,302

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review. (2) Non-audit fees consists of the aggregate fees for non-audit services rendered to the fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund
Evergreen Global Dividend Opportunity Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Money Market Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: April 27, 2007

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: April 27, 2007